                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                          CERTIFIED SHAREHOLDER REPORT
                                       OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-6200

                               Schwab Investments
                 -----------------------------------------------
               (Exact name of registrant as specified in charter)

             101 Montgomery Street, San Francisco, California 94104
       -------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 Evelyn Dilsaver
                               Schwab Investments
             101 Montgomery Street, San Francisco, California 94104
           -----------------------------------------------------------
                     (Name and address of agent for service)

Registrant's telephone number, including area code:  (415) 627-7000

Date of fiscal year end: October 31

Date of reporting period:  April 30, 2006

ITEM 1: REPORT(S) TO SHAREHOLDERS.

SCHWAB EQUITY INDEX FUNDS

      SEMIANNUAL REPORT
      April 30, 2006

      Schwab S&P 500 Index Fund

      Schwab Institutional Select(R)
      S&P 500 Fund

      Schwab 1000 Index(R) Fund

      Schwab Small-Cap
      Index Fund(R)

      Schwab Total Stock Market
      Index Fund(R)

      Schwab International
      Index Fund(R)



                                                           [CHARLES SCHWAB LOGO]

      Six cost-efficient ways to tap into the power of the stock market for long-term growth potential.

IN THIS REPORT

   Management's Discussion .................................................   2

   Performance and Fund Facts
      Schwab S&P 500 Index Fund ........................................   8
      Schwab Institutional Select(R)
      S&P 500 Fund .....................................................  12
      Schwab 1000 Index(R) Fund ........................................  14
      Schwab Small-Cap Index Fund(R) ...................................  17
      Schwab Total Stock Market
      Index Fund(R) ....................................................  20
      Schwab International Index Fund(R) ...............................  23

   Fund Expenses ...........................................................  26

   Financial Statements
      Schwab S&P 500 Index Fund ........................................  28
      Schwab Institutional Select(R)
      S&P 500 Fund .....................................................  37
      Schwab 1000 Index(R) Fund ........................................  44
      Schwab Small-Cap Index Fund(R) ...................................  52
      Schwab Total Stock Market
      Index Fund(R) ....................................................  60
      Schwab International Index Fund(R) ...............................  69

   Financial Notes .........................................................  77

   Trustees and Officers ...................................................  86

   Glossary ................................................................  90

--------------------------------------------------------------------------------

Select Shares(R) are available on many Schwab Funds(R)

Schwab Funds offers Select Shares, a share class that carries lower expenses than Investor Shares(TM) in exchange for higher investment minimums on many of its funds. Select Shares are available for initial purchases of $50,000 or more of a single fund in a single account and for shareholders who add to their existing Investor Share position, bringing the value to or above $50,000. We encourage shareholders of Investor Shares to review their portfolio to see if they are eligible to exchange into Select Shares. If you believe you are eligible, you should contact Schwab or your financial intermediary to request a tax-free interclass exchange into Select Shares. Instructions for performing a tax-free interclass exchange can also be referenced on the Schwab Funds website at WWW.SCHWAB.COM/SCHWABFUNDS under Schwab Funds Investor Information. Select Shares may not be available through financial intermediaries other than Charles Schwab & Co., Inc.

Fund investment adviser: Charles Schwab Investment Management, Inc. (CSIM). Distributor and transfer agent: Charles Schwab & Co., Inc. (Schwab).

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

[PHOTO OF CHARLES SCHWAB]

Charles Schwab
Chairman

FROM THE CHAIRMAN

Dear Shareholder,

For over 30 years, Schwab has made it our business to put the needs of the investor first. By keeping our clients' interests as our main focus, Schwab Funds continues to provide a range of innovative investment choices that can serve as a foundation for many asset allocation plans.

I am especially pleased to say that since its inception 15 years ago, the Schwab 1000 Index Fund has benefited from strong performance without ever paying out a capital gains distribution. It is also the only fund in Morningstar's large-cap index category with this long a history that can make this claim. While index strategies in general can help reduce capital gain distributions by reducing the number of buy and sell transactions, the Schwab 1000 Index Fund has been able to eliminate past capital gains distributions by combining a proprietary index with a tax conscious approach to fund management.

The Schwab 1000 Index Fund provides investors with broad market exposure, including both large and mid-cap stocks, reflecting the firm's approach to disciplined, long-term equity investing. In this one fund, you can invest in 1,000 of America's largest companies, gaining exposure to nearly 90% of the value of the U.S. market diversified over 70 different industries. I am particularly proud that we've been able to provide clients with this solid performance and significant tax savings, which can translate into greater returns for investors.

In closing, we continue to see tremendous opportunities for investors, and my colleagues and I are committed to helping you maximize them. We strive every day to warrant the trust you have placed in us and our commitment to you will not change.

Thank you for investing with us.

Sincerely,

/s/ Charles Schwab

      Past performance is no guarantee of future results.

MANAGEMENT'S DISCUSSION for the six months ended April 30, 2006

[PHOTO OF EVELYN DILSAVER]

EVELYN DILSAVER is President and CEO of Charles Schwab Investment Management, Inc. and is president of each of the funds covered in this report. She joined the firm in 1992 and has held a variety of executive positions at Schwab.

Dear Shareholder,

I'm pleased to bring you the semiannual report for the Schwab Equity Index Funds for the period ended April 30, 2006. During the report period, the funds generated positive returns and performed as designed by tracking their respective benchmarks.

With their market-tracking performance, broad diversification and lower costs, Schwab Equity Index Funds can complement a portfolio of actively managed funds. For example, the Schwab 1000 Index Fund includes the stocks of the largest 1,000 publicly traded companies in the United States. For investors who want to diversify a portfolio that invests in larger-capitalization stocks, the Schwab Total Stock Market Index Fund provides exposure to the entire domestic stock market. Both of these funds use a tax-efficient management strategy designed to reduce taxable capital gains distributions to shareholders. For example, the Schwab 1000 Index Fund has never paid out a capital gain in its 15 year history.

Here at Schwab, we continue to evaluate opportunities to expand our fund product offering, while striving to provide strong results and good value to investors. I speak for all of Schwab Funds when I say we want Schwab to be the place where investors find useful, quality financial products and services to help them succeed.

Thank you for investing in Schwab Funds.

Sincerely,

/s/ Evelyn Dilsaver

      Past performance is no guarantee of future results.


2 Schwab Equity Index Funds

[PHOTO OF JEFFREY MORTIMER]

JEFFREY MORTIMER, CFA, senior vice president and chief investment officer, equities, of the investment adviser, is responsible for the overall management of the funds. Prior to joining the firm in October 1997, he worked for more than eight years in asset management.

[PHOTO OF LARRY MANO]

LARRY MANO, vice president and senior portfolio manager of the investment adviser, is responsible for the day-to-day management of the Schwab Total Stock Market Index Fund and co-management of the remaining funds. Prior to joining the firm in 1998, he worked for 20 years in equity management.

THE INVESTMENT ENVIRONMENT AND THE FUNDS

The markets remained in a steady growth mode over the past six months and ended the period with positive returns. During the report period, oil prices hit highs never seen before and the Federal Reserve (the Fed) continued to raise short-term interest rates to curb inflationary pressures, raising the rate four consecutive times in the six-month period and bringing the benchmark rate up to 4.75%. This was the 15th rate hike over the past two years and remains the longest span of increases since the 1970s.

After rising sharply in the aftermath of Hurricanes Katrina and Rita, crude oil prices peaked at around $71 per barrel and domestic gasoline prices were over $3.00 a gallon. When it became evident that the damage was limited to the regions in the hurricanes' path and that the economic impact was minimal, oil prices declined to as low as $55 per barrel. However, in recent months, crude oil has climbed back up due to concerns about possible confrontation with Iran and supply interruptions in Nigeria.

Despite recent weaknesses, domestic equity stocks remained near multi-year highs. Reasonable valuations, a solid earnings season, and expectations that the current monetary policy tightening will soon come to an end have helped to support equity prices. Regardless of the fluctuating energy prices, gains in productivity have remained strong and corporate earnings continue to rise. Additionally, with the unemployment rate at a healthy 4.7%, job and income growth remained positive and investors remained optimistic. Low inflationary expectations and large foreign capital inflows helped to contain increases in long-term interest rates.

As noted above, the Fed continued its tightening cycle throughout the period, raising short-term interest rates 0.25% at each of its four meetings. As the Fed continued raising its benchmark rate over the course of the last six months, the yield curve flattened and had brief periods of inversion. Historically, economic slowdowns or recessions have followed the inversion of the yield curve. Although economic growth moderated in the fourth quarter of 2005, growth rebounded strongly in the first quarter of 2006 and economic fundamentals remained healthy as of the end of the report period.

Source of Sector Classification: S&P and MSCI.


                                                     Schwab Equity Index Funds 3

MANAGEMENT'S DISCUSSION continued

[PHOTO OF TOM BROWN]

TOM BROWN, an associate portfolio manager of the investment adviser, is responsible for day-to-day co-management of the funds except for the Schwab Total Stock Market Index Fund. He joined Schwab in 1995, became a trader in 1999, and was named to his current position in 2004.

Despite rising interest rates and soaring energy prices, the S&P 500 Index 1 posted gains of 9.64% for the six-month period ending April 30, 2006 while the Russell 2000 Index also displayed a positive return of 18.91%. As improving fundamentals and attractive valuations have strengthened investor interest in emerging markets, the MSCI EAFE (Morgan Stanley Capital International, Inc. Europe, Australasia, and Far East) Index also had an impressive return of 22.89% for the six-month period.

Although performance of the bond markets was sluggish, as measured by the Lehman Brothers U.S. Aggregate Bond Index, which returned 0.56% for the six-month period, these types of results are not unusual. When the economy is strong and job growth is robust, investors normally expect to see more inflation, which generally leads to higher interest rates and lower bond prices.

ASSET CLASS PERFORMANCE COMPARISON % returns during the report period

This graph compares the performance of various asset classes during the report period. Final performance figures for the period are in the key below.

 9.64%  S&P 500(R) INDEX: measures U.S. large-cap stocks

18.91%  RUSSELL 2000(R) INDEX: measures U.S. small-cap stocks

22.89% MSCI-EAFE(R) INDEX: measures (in U.S. dollars) large-cap stocks in Europe, Australasia and the Far East

 0.56%  LEHMAN BROTHERS U.S. AGGREGATE BOND INDEX: measures the U.S. bond market

[LINE GRAPH]

                                 RUSSELL         MSCI-         LEHMAN BROTHERS
                S&P 500(R)       2000(R)        EAFE(R)        U.S. AGGREGATE
                  INDEX           INDEX          INDEX           BOND INDEX
31-Oct-05             0               0              0                  0
07-Nov-05          1.36            2.29           1.12              -0.39
14-Nov-05          2.35            2.73           0.92               -0.2
21-Nov-05          4.15            5.07           2.47               0.54
28-Nov-05          4.39            3.94           2.98               0.88
05-Dec-05          4.83             6.3           4.45               0.21
12-Dec-05          4.73            6.78           6.48               0.43
19-Dec-05          4.71            4.14           7.22               1.04
26-Dec-05          5.49            6.35           7.89               1.37
02-Jan-06          3.82            4.38           7.47                1.4
09-Jan-06          7.35            9.51          12.55               1.73
16-Jan-06          7.16            9.86          12.28               1.92
23-Jan-06          5.19            9.78          10.66               2.04
30-Jan-06          6.99           13.37          13.11               1.36
06-Feb-06          5.36           12.93          12.38                1.4
13-Feb-06          5.25           10.26          11.09               1.21
20-Feb-06          7.33           13.44          11.54               1.53
27-Feb-06          7.98           14.97          14.06               1.51
06-Mar-06          6.69           13.51          13.53                0.9
13-Mar-06          7.25           13.06          14.21               0.83
20-Mar-06          9.01           15.82          17.31               1.53
27-Mar-06          8.73           17.13          16.45                1.4
03-Apr-06          8.44           18.01          18.57               0.68
10-Apr-06          8.39           17.05          19.24               0.42
17-Apr-06          7.46           16.53          18.88               0.36
24-Apr-06          9.39           19.13          21.67                0.7
30-Apr-06          9.64           18.91          22.89               0.56

  These figures assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged and you cannot invest in them directly. Remember that past performance is not an indication of future results.

  Data source: Charles Schwab & Co., Inc.

  Source of Sector Classification: S&P and MSCI.

1 Standard & Poor's(R), S&P(R), S&P 500(R), Standard & Poor's 500(R) and 500(R) are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by the fund. The fund is not sponsored, endorsed, sold or promoted by Standard & Poor's, and Standard & Poor's makes no representation regarding the advisability of investing in the fund.


4 Schwab Equity Index Funds

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB S&P 500 INDEX FUND
Investor Shares ...................        9.49%
Select Shares(R) ..................        9.56%
e.Shares(R) .......................        9.60%
Benchmark .........................        9.64%

Performance Details ...............   pages 8-10

SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND ......................        9.61%
Benchmark .........................        9.64%

Performance Details ...............      page 12

SCHWAB 1000 INDEX(R) FUND
Investor Shares ...................        9.79%
Select Shares .....................        9.87%
Benchmark .........................       10.07%

Performance Details ...............  pages 14-15

THE FUNDS IN THIS REPORT ARE INDEX FUNDS AND SHARE THE SAME BASIC INVESTMENT
STRATEGY: to match the performance of their respective benchmarks. Each fund, with the exceptions of the Schwab S&P 500 Index Fund and the Schwab Institutional Select S&P 500 Fund, tracks a different index. Bear in mind that indices are unmanaged and include no operational and transaction costs.

THE SCHWAB S&P 500 INDEX FUND AND THE SCHWAB INSTITUTIONAL SELECT S&P 500 FUND ended the six-month report period up 9.49% and 9.61%, respectively, closely tracking their benchmarks, the S&P 500 Index, which was up 9.64%. The sectors that performed the best during the report period were Materials, Energy, and Industrials, while sectors such as Utilities, Health Care Equipment & Services, and Consumer Staples all appreciated the least. Within the funds, the best performing industry groups for the period were Materials, Transportation, Diversified Financials, and Energy. On the downside, Automobiles & Components, Household & Personal Products, and Food & Staples Retailing all produced negative returns. During the period, the price of oil continued to rise, making energy related stocks some of the top performers. In addition, some of the better performing stocks during the period were Allegheny Technologies Inc., Nucor Corporation, and United States Steel Corporation.

THE SCHWAB 1000 INDEX FUND was up 9.79% for the six-month period, slightly underperforming its benchmark, the Schwab 1000 Index, which was up 10.07%. The Schwab 1000 Index is comprised of the largest 1000 stocks in the United States. The Index is market-capitalization weighted, and therefore, its returns are most heavily influenced by the largest names in the index. Since its inception 15 years ago, the Schwab 1000 Index Fund has combined a proprietary index with a tax-conscious approach to fund management and has gained over $6.7 billion in assets without ever paying out a capital gains distribution. Some of the top performing stocks were Rambus Inc., Allegheny technologies Inc., and MEMC Electronic Materials, Inc. On the downside, stocks like Lear Corporation and Symantec Corporation detracted from returns.

Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.


                                                     Schwab Equity Index Funds 5

MANAGEMENT'S DISCUSSION continued

PERFORMANCE AT A GLANCE

Total return for the six months ended 4/30/06

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

SCHWAB SMALL-CAP INDEX FUND(R)
Investor Shares ...................       16.80%
Select Shares .....................       16.87%
Benchmark .........................       16.96%

Performance Details ...............  pages 17-18

SCHWAB TOTAL STOCK MARKET
INDEX FUND(R)
Investor Shares ...................       10.45%
Select Shares .....................       10.54%
Benchmark .........................       11.05%

Performance Details ...............  pages 20-21

SCHWAB INTERNATIONAL INDEX FUND(R)
Investor Shares ...................       21.19%
Select Shares .....................       21.27%
Benchmark .........................       21.74%

Performance Details ...............  pages 23-24

THE SCHWAB TOTAL STOCK MARKET INDEX FUND returned 10.45% for the period, slightly underperforming its benchmark, the Dow Jones Wilshire 5000 Composite Index 1, which was up 11.05%. This benchmark is a measure of all U.S.-headquartered stocks and encompasses large-cap, mid-cap, small-cap, and micro-cap securities, also known as "all-cap". The index is a market-capitalization weighted benchmark, and overall performance reflects the returns of the largest capitalization names. Some of the top performing sectors for the fund were Materials, Industrials and Energy. In contrast, Utilities and Health Care sectors continued to struggle during the six-month report period. The fund's industry group weights were slightly negative, with positive returns resulting from an underweight to the Media industry group. Some of the better performing stocks within the portfolio were Avanex Corporation and Rambus Inc., while the utilities stock Calpine Corporation slightly detracted from returns.

THE SCHWAB SMALL CAP INDEX FUND is market-capitalization weighted and comprised of the second largest 1000 U.S.-headquartered stocks. The fund returned 16.80% for the six-month period, slightly underperforming its benchmark, the Schwab Small-Cap Index, which was up 16.96%. While the fund closely tracked its benchmark for the period, two of the leading contributors to total returns were the Materials and Industrials sectors. Furthermore, the top performing industry groups for the six-month report period were the Semiconductor & Semiconductor Equipment and Capital Goods industries. The portfolio held winning stocks such as Atheros Communications, Inc. and Maxtor Corporation, both of which had impressive six-month performance.

  Source of Sector Classification: S&P and MSCI. All fund and index figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

  Expenses may be partially absorbed by CSIM and Schwab. Without these reductions, the funds' total returns would have been lower. Performance does not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption of fund shares.

  Small-company stocks are subject to greater volatility than other asset categories. Foreign securities can involve risks such as political and economic instability and currency risk.

1 "Dow Jones", "Wilshire", "The DJW 5000(SM)", "The Dow Jones Wilshire 5000(SM)" and "The Dow Jones Wilshire 5000 Composite Index(SM)" are service marks of Dow Jones & Company, Inc. and Wilshire Associates Incorporated. The Schwab Total Stock Market Index Fund, based on The Dow Jones Wilshire 5000 Composite Index(SM), is not sponsored, endorsed, sold or promoted by Dow Jones or Wilshire; and, neither Dow Jones nor Wilshire makes any representation regarding the advisability of investing in such a product.


6 Schwab Equity Index Funds

THE SCHWAB INTERNATIONAL INDEX FUND returned 21.19% for the six-month period, closely tracking its benchmark, the Schwab International Index, which is comprised of the largest 350 stocks within 21 developed countries and was up 21.74%. Within the fund, Norway was the country that contributed the most to total returns, while the United Kingdom and Japan were the two underperformers. Top performing sectors within the fund were Materials and Information Technology. Some of the better performing stocks within the portfolio were Abb Ltd. and Schering AG, which appreciated in price after being identified as potential takeover targets. Stocks like Vodafone Group Plc and NTT DoCoMo, both providing cellular service abroad, slightly detracted from returns.

Source of Sector Classification: S&P and MSCI.

Nothing in this report represents a recommendation of a security by the investment adviser. Manager views and portfolio holdings may have changed since the report date.


                                                     Schwab Equity Index Funds 7

SCHWAB S&P 500 INDEX FUND

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]


                                 Fund:
                               INVESTOR      Benchmark:    Fund Category:
                             SHARES Ticker   S&P 500(R)     MORNINGSTAR
                             Symbol: SWPIX     INDEX      LARGE-CAP BLEND
6 MONTHS                         9.49%         9.64%          10.20%
1 YEAR                          15.13%        15.42%          16.91%
5 YEARS                          2.39%         2.70%           2.61%
SINCE INCEPTION: 5/1/96          8.55%         8.93%           7.94%

                                         6 MONTHS                   1 YEAR                  5 YEARS              SINCE INCEPTION
                                     Fund:                     Fund:                    Fund:                   Fund:
                                   INVESTOR      Fund        INVESTOR      Fund       INVESTOR      Fund      INVESTOR      Fund
                                    SHARES     Category:      SHARES     Category:     SHARES     Category:    SHARES     Category:
                                    Ticker    MORNINGSTAR     Ticker    MORNINGSTAR    Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                    Symbol:    LARGE-CAP      Symbol:    LARGE-CAP     Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX              SWPIX       BLEND         SWPIX       BLEND        SWPIX       BLEND       SWPIX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    8.91%       4.30%       14.52%       10.01%       1.88%       3.15%       8.09%       6.60%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.16%       3.42%        9.82%        7.26%       1.72%       2.87%       7.28%       6.30%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$22,706 INVESTOR SHARES

$23,539 S&P 500(R) INDEX

[LINE GRAPH]

                            INVESTOR    S&P 500(R)
                             SHARES        INDEX
01-May-96                    $10,000     $10,000
31-May-96                    $10,250     $10,257
30-Jun-96                    $10,290     $10,296
31-Jul-96                     $9,840      $9,841
31-Aug-96                    $10,040     $10,049
30-Sep-96                    $10,600     $10,613
31-Oct-96                    $10,880     $10,906
30-Nov-96                    $11,690     $11,731
31-Dec-96                    $11,462     $11,498
31-Jan-97                    $12,157     $12,216
28-Feb-97                    $12,248     $12,312
31-Mar-97                    $11,744     $11,808
30-Apr-97                    $12,430     $12,511
31-May-97                    $13,186     $13,272
30-Jun-97                    $13,760     $13,867
31-Jul-97                    $14,849     $14,969
31-Aug-97                    $14,012     $14,131
30-Sep-97                    $14,778     $14,904
31-Oct-97                    $14,284     $14,406
30-Nov-97                    $14,930     $15,073
31-Dec-97                    $15,184     $15,332
31-Jan-98                    $15,357     $15,502
28-Feb-98                    $16,455     $16,620
31-Mar-98                    $17,289     $17,471
30-Apr-98                    $17,452     $17,647
31-May-98                    $17,147     $17,344
30-Jun-98                    $17,838     $18,048
31-Jul-98                    $17,645     $17,857
31-Aug-98                    $15,092     $15,278
30-Sep-98                    $16,058     $16,257
31-Oct-98                    $17,340     $17,579
30-Nov-98                    $18,387     $18,645
31-Dec-98                    $19,443     $19,718
31-Jan-99                    $20,253     $20,543
28-Feb-99                    $19,617     $19,904
31-Mar-99                    $20,397     $20,700
30-Apr-99                    $21,176     $21,501
31-May-99                    $20,663     $20,994
30-Jun-99                    $21,812     $22,159
31-Jul-99                    $21,125     $21,467
31-Aug-99                    $21,012     $21,360
30-Sep-99                    $20,428     $20,775
31-Oct-99                    $21,709     $22,090
30-Nov-99                    $22,150     $22,539
31-Dec-99                    $23,448     $23,866
31-Jan-00                    $22,266     $22,668
29-Feb-00                    $21,841     $22,239
31-Mar-00                    $23,967     $24,414
30-Apr-00                    $23,241     $23,679
31-May-00                    $22,753     $23,194
30-Jun-00                    $23,313     $23,767
31-Jul-00                    $22,940     $23,396
31-Aug-00                    $24,361     $24,849
30-Sep-00                    $23,075     $23,537
31-Oct-00                    $22,971     $23,438
30-Nov-00                    $21,156     $21,591
31-Dec-00                    $21,261     $21,697
31-Jan-01                    $22,014     $22,467
28-Feb-01                    $19,996     $20,418
31-Mar-01                    $18,730     $19,124
30-Apr-01                    $20,174     $20,610
31-May-01                    $20,310     $20,748
30-Jun-01                    $19,808     $20,244
31-Jul-01                    $19,609     $20,045
31-Aug-01                    $18,375     $18,790
30-Sep-01                    $16,890     $17,272
31-Oct-01                    $17,204     $17,602
30-Nov-01                    $18,521     $18,952
31-Dec-01                    $18,678     $19,119
31-Jan-02                    $18,403     $18,840
28-Feb-02                    $18,044     $18,476
31-Mar-02                    $18,710     $19,171
30-Apr-02                    $17,579     $18,009
31-May-02                    $17,442     $17,876
30-Jun-02                    $16,195     $16,603
31-Jul-02                    $14,938     $15,310
31-Aug-02                    $15,023     $15,409
30-Sep-02                    $13,396     $13,734
31-Oct-02                    $14,568     $14,943
30-Nov-02                    $15,424     $15,823
31-Dec-02                    $14,516     $14,894
31-Jan-03                    $14,130     $14,504
28-Feb-03                    $13,915     $14,286
31-Mar-03                    $14,044     $14,425
30-Apr-03                    $15,202     $15,614
31-May-03                    $15,995     $16,436
30-Jun-03                    $16,188     $16,647
31-Jul-03                    $16,478     $16,940
31-Aug-03                    $16,788     $17,270
30-Sep-03                    $16,606     $17,087
31-Oct-03                    $17,539     $18,054
30-Nov-03                    $17,689     $18,213
31-Dec-03                    $18,601     $19,167
31-Jan-04                    $18,938     $19,520
29-Feb-04                    $19,199     $19,791
31-Mar-04                    $18,906     $19,493
30-Apr-04                    $18,601     $19,187
31-May-04                    $18,851     $19,449
30-Jun-04                    $19,210     $19,827
31-Jul-04                    $18,569     $19,170
31-Aug-04                    $18,645     $19,247
30-Sep-04                    $18,840     $19,455
31-Oct-04                    $19,123     $19,753
30-Nov-04                    $19,894     $20,553
31-Dec-04                    $20,561     $21,251
31-Jan-05                    $20,053     $20,733
28-Feb-05                    $20,472     $21,168
31-Mar-05                    $20,108     $20,794
30-Apr-05                    $19,722     $20,399
31-May-05                    $20,351     $21,047
30-Jun-05                    $20,373     $21,077
31-Jul-05                    $21,123     $21,861
31-Aug-05                    $20,925     $21,662
30-Sep-05                    $21,090     $21,837
31-Oct-05                    $20,737     $21,473
30-Nov-05                    $21,521     $22,284
31-Dec-05                    $21,518     $22,291
31-Jan-06                    $22,079     $22,882
28-Feb-06                    $22,146     $22,943
31-Mar-06                    $22,415     $23,228
30-Apr-06                    $22,706     $23,539

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


8 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                 Fund:                    Fund Category:
                                SELECT       Benchmark:    MORNINGSTAR
                             SHARES Ticker   S&P 500(R)     LARGE-CAP
                             Symbol: SWPPX    INDEX           BLEND
6 MONTHS                          9.56%         9.64%         10.20%
1 YEAR                           15.30%        15.42%         16.91%
5 YEARS                           2.56%         2.70%          2.61%
SINCE INCEPTION: 5/19/97          6.66%         6.83%          6.51%

                                          6 MONTHS                  1 YEAR                   5 YEARS             SINCE INCEPTION
                                      Fund:                   Fund:                    Fund:                    Fund:
                                     SELECT       Fund       SELECT       Fund        SELECT       Fund        SELECT       Fund
                                     SHARES     Category:    SHARES     Category:     SHARES     Category:     SHARES     Category:
                                     Ticker    MORNINGSTAR   Ticker    MORNINGSTAR    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR
                                     Symbol:    LARGE-CAP    Symbol:    LARGE-CAP     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX               SWPPX       BLEND       SWPPX       BLEND        SWPPX       BLEND        SWPPX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    9.27%       4.30%       15.00%       10.01%       2.07%       3.15%       6.18%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.56%       3.42%       10.31%        7.26%       1.90%       2.87%       5.54%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$89,060 SELECT SHARES

$90,330 S&P 500(R) INDEX

[LINE GRAPH]

                       SELECT     S&P 500(R)
                       SHARES       INDEX
19-May-97              $50,000     $50,000
31-May-97              $50,935     $50,930
30-Jun-97              $53,190     $53,212
31-Jul-97              $57,395     $57,442
31-Aug-97              $54,165     $54,225
30-Sep-97              $57,120     $57,191
31-Oct-97              $55,215     $55,281
30-Nov-97              $57,745     $57,841
31-Dec-97              $58,745     $58,836
31-Jan-98              $59,375     $59,489
28-Feb-98              $63,660     $63,778
31-Mar-98              $66,880     $67,043
30-Apr-98              $67,550     $67,720
31-May-98              $66,370     $66,556
30-Jun-98              $69,040     $69,258
31-Jul-98              $68,295     $68,524
31-Aug-98              $58,435     $58,629
30-Sep-98              $62,165     $62,387
31-Oct-98              $67,155     $67,459
30-Nov-98              $71,245     $71,547
31-Dec-98              $75,340     $75,668
31-Jan-99              $78,475     $78,831
28-Feb-99              $76,015     $76,379
31-Mar-99              $79,030     $79,434
30-Apr-99              $82,085     $82,509
31-May-99              $80,140     $80,561
30-Jun-99              $84,545     $85,033
31-Jul-99              $81,885     $82,380
31-Aug-99              $81,490     $81,968
30-Sep-99              $79,230     $79,721
31-Oct-99              $84,230     $84,767
30-Nov-99              $85,935     $86,491
31-Dec-99              $91,000     $91,585
31-Jan-00              $86,420     $86,987
29-Feb-00              $84,770     $85,341
31-Mar-00              $93,050     $93,687
30-Apr-00              $90,235     $90,867
31-May-00              $88,350     $89,004
30-Jun-00              $90,515     $91,203
31-Jul-00              $89,110     $89,780
31-Aug-00              $94,655     $95,356
30-Sep-00              $89,635     $90,322
31-Oct-00              $89,230     $89,942
30-Nov-00              $82,200     $82,855
31-Dec-00              $82,655     $83,261
31-Jan-01              $85,540     $86,217
28-Feb-01              $77,745     $78,354
31-Mar-01              $72,835     $73,386
30-Apr-01              $78,480     $79,088
31-May-01              $78,965     $79,618
30-Jun-01              $77,055     $77,683
31-Jul-01              $76,285     $76,922
31-Aug-01              $71,500     $72,107
30-Sep-01              $65,735     $66,280
31-Oct-01              $66,955     $67,546
30-Nov-01              $72,065     $72,727
31-Dec-01              $72,700     $73,367
31-Jan-02              $71,635     $72,296
28-Feb-02              $70,240     $70,901
31-Mar-02              $72,865     $73,567
30-Apr-02              $68,430     $69,108
31-May-02              $67,940     $68,597
30-Jun-02              $63,095     $63,713
31-Jul-02              $58,170     $58,750
31-Aug-02              $58,580     $59,132
30-Sep-02              $52,175     $52,704
31-Oct-02              $56,775     $57,342
30-Nov-02              $60,140     $60,719
31-Dec-02              $56,585     $57,155
31-Jan-03              $55,085     $55,658
28-Feb-03              $54,250     $54,823
31-Mar-03              $54,790     $55,355
30-Apr-03              $59,300     $59,916
31-May-03              $62,430     $63,073
30-Jun-03              $63,180     $63,881
31-Jul-03              $64,305     $65,005
31-Aug-03              $65,560     $66,273
30-Sep-03              $64,850     $65,570
31-Oct-03              $68,480     $69,281
30-Nov-03              $69,065     $69,891
31-Dec-03              $72,695     $73,553
31-Jan-04              $74,010     $74,907
29-Feb-04              $75,025     $75,948
31-Mar-04              $73,880     $74,801
30-Apr-04              $72,695     $73,627
31-May-04              $73,710     $74,635
30-Jun-04              $75,110     $76,083
31-Jul-04              $72,610     $73,565
31-Aug-04              $72,910     $73,859
30-Sep-04              $73,710     $74,657
31-Oct-04              $74,810     $75,799
30-Nov-04              $77,815     $78,869
31-Dec-04              $80,475     $81,551
31-Jan-05              $78,495     $79,561
28-Feb-05              $80,130     $81,232
31-Mar-05              $78,755     $79,794
30-Apr-05              $77,245     $78,278
31-May-05              $79,700     $80,767
30-Jun-05              $79,785     $80,880
31-Jul-05              $82,755     $83,889
31-Aug-05              $81,980     $83,125
30-Sep-05              $82,630     $83,799
31-Oct-05              $81,295     $82,399
30-Nov-05              $84,350     $85,514
31-Dec-05              $84,330     $85,540
31-Jan-06              $86,565     $87,806
28-Feb-06              $86,825     $88,043
31-Mar-06              $87,880     $89,135
30-Apr-06              $89,060     $90,330

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                     Schwab Equity Index Funds 9

SCHWAB S&P 500 INDEX FUND

E.SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's e.Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                              Fund:
                             E.SHARES      Benchmark:    Fund Category:
                          Ticker Symbol:   S&P 500(R)      MORNINGSTAR
                              SWPEX          INDEX       LARGE-CAP BLEND
6 MONTHS                      9.60%           9.64%          10.20%
1 YEAR                       15.30%          15.42%          16.91%
5 YEARS                       2.49%           2.70%           2.61%
SINCE INCEPTION: 5/1/96       8.65%           8.93%           7.94%

                                         6 MONTHS                   1 YEAR                  5 YEARS              SINCE INCEPTION
                                     Fund:       Fund         Fund:       Fund        Fund:        Fund        Fund:        Fund
                                   E.SHARES    Category:    E.SHARES    Category:    E.SHARES    Category:    E.SHARES    Category:
                                    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR    Ticker    MORNINGSTAR
                                    Symbol:    LARGE-CAP     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP     Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX             SWPEX        BLEND       SWPEX        BLEND       SWPEX        BLEND       SWPEX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   9.32%       4.30%       15.01%       10.01%       2.02%       3.15%       8.19%       6.60%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)  6.59%       3.42%       10.31%        7.26%       1.85%       2.87%       7.39%       6.30%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's e.Shares, compared with a similar investment in its benchmark.

$22,924 E.SHARES

$23,539 S&P 500(R) INDEX

[LINE GRAPH]

                                       S&P 500(R)
                         E.SHARES        INDEX
01-May-96                 $10,000       $10,000
31-May-96                 $10,250       $10,257
30-Jun-96                 $10,290       $10,296
31-Jul-96                  $9,840        $9,841
31-Aug-96                 $10,040       $10,049
30-Sep-96                 $10,600       $10,613
31-Oct-96                 $10,880       $10,906
30-Nov-96                 $11,690       $11,731
31-Dec-96                 $11,462       $11,498
31-Jan-97                 $12,157       $12,216
28-Feb-97                 $12,248       $12,312
31-Mar-97                 $11,744       $11,808
30-Apr-97                 $12,430       $12,511
31-May-97                 $13,186       $13,272
30-Jun-97                 $13,760       $13,867
31-Jul-97                 $14,849       $14,969
31-Aug-97                 $14,012       $14,131
30-Sep-97                 $14,778       $14,904
31-Oct-97                 $14,284       $14,406
30-Nov-97                 $14,930       $15,073
31-Dec-97                 $15,184       $15,332
31-Jan-98                 $15,357       $15,502
28-Feb-98                 $16,455       $16,620
31-Mar-98                 $17,289       $17,471
30-Apr-98                 $17,452       $17,647
31-May-98                 $17,147       $17,344
30-Jun-98                 $17,838       $18,048
31-Jul-98                 $17,645       $17,857
31-Aug-98                 $15,092       $15,278
30-Sep-98                 $16,058       $16,257
31-Oct-98                 $17,340       $17,579
30-Nov-98                 $18,387       $18,645
31-Dec-98                 $19,443       $19,718
31-Jan-99                 $20,253       $20,543
28-Feb-99                 $19,617       $19,904
31-Mar-99                 $20,397       $20,700
30-Apr-99                 $21,176       $21,501
31-May-99                 $20,663       $20,994
30-Jun-99                 $21,812       $22,159
31-Jul-99                 $21,125       $21,467
31-Aug-99                 $21,012       $21,360
30-Sep-99                 $20,428       $20,775
31-Oct-99                 $21,709       $22,090
30-Nov-99                 $22,150       $22,539
31-Dec-99                 $23,448       $23,866
31-Jan-00                 $22,266       $22,668
29-Feb-00                 $21,841       $22,239
31-Mar-00                 $23,967       $24,414
30-Apr-00                 $23,241       $23,679
31-May-00                 $22,753       $23,194
30-Jun-00                 $23,313       $23,767
31-Jul-00                 $22,940       $23,396
31-Aug-00                 $24,361       $24,849
30-Sep-00                 $23,075       $23,537
31-Oct-00                 $22,971       $23,438
30-Nov-00                 $21,156       $21,591
31-Dec-00                 $21,261       $21,697
31-Jan-01                 $22,014       $22,467
28-Feb-01                 $19,996       $20,418
31-Mar-01                 $18,730       $19,124
30-Apr-01                 $20,174       $20,610
31-May-01                 $20,310       $20,748
30-Jun-01                 $19,808       $20,244
31-Jul-01                 $19,609       $20,045
31-Aug-01                 $18,375       $18,790
30-Sep-01                 $16,890       $17,272
31-Oct-01                 $17,204       $17,602
30-Nov-01                 $18,521       $18,952
31-Dec-01                 $18,678       $19,119
31-Jan-02                 $18,403       $18,840
28-Feb-02                 $18,044       $18,476
31-Mar-02                 $18,710       $19,171
30-Apr-02                 $17,579       $18,009
31-May-02                 $17,442       $17,876
30-Jun-02                 $16,195       $16,603
31-Jul-02                 $14,938       $15,310
31-Aug-02                 $15,023       $15,409
30-Sep-02                 $13,396       $13,734
31-Oct-02                 $14,568       $14,943
30-Nov-02                 $15,424       $15,823
31-Dec-02                 $14,516       $14,894
31-Jan-03                 $14,130       $14,504
28-Feb-03                 $13,915       $14,286
31-Mar-03                 $14,044       $14,425
30-Apr-03                 $15,202       $15,614
31-May-03                 $15,995       $16,436
30-Jun-03                 $16,188       $16,647
31-Jul-03                 $16,478       $16,940
31-Aug-03                 $16,788       $17,270
30-Sep-03                 $16,606       $17,087
31-Oct-03                 $17,539       $18,054
30-Nov-03                 $17,689       $18,213
31-Dec-03                 $18,601       $19,167
31-Jan-04                 $18,938       $19,520
29-Feb-04                 $19,199       $19,791
31-Mar-04                 $18,906       $19,493
30-Apr-04                 $18,601       $19,187
31-May-04                 $18,851       $19,449
30-Jun-04                 $19,210       $19,827
31-Jul-04                 $18,569       $19,170
31-Aug-04                 $18,645       $19,247
30-Sep-04                 $18,840       $19,455
31-Oct-04                 $19,123       $19,753
30-Nov-04                 $19,894       $20,553
31-Dec-04                 $20,561       $21,251
31-Jan-05                 $20,053       $20,733
28-Feb-05                 $20,472       $21,168
31-Mar-05                 $20,108       $20,794
30-Apr-05                 $19,722       $20,399
31-May-05                 $20,351       $21,047
30-Jun-05                 $20,373       $21,077
31-Jul-05                 $21,123       $21,861
31-Aug-05                 $20,925       $21,662
30-Sep-05                 $21,090       $21,837
31-Oct-05                 $20,737       $21,473
30-Nov-05                 $21,521       $22,284
31-Dec-05                 $21,518       $22,291
31-Jan-06                 $22,079       $22,882
28-Feb-06                 $22,146       $22,943
31-Mar-06                 $22,415       $23,228
30-Apr-06                 $22,924       $23,539

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


10 Schwab Equity Index Funds

SCHWAB S&P 500 INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
                     Value     Blend     Growth
MARKET CAP
  Large               / /       /X/       / /
  Medium              / /       / /       / /
  Small               / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         504
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $91,020
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   3%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                          $2,500
   ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
 e.Shares
   ($500 for retirement, education and custodial accounts)                $1,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   3.3%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     2.1%
--------------------------------------------------------------------------------
(4)  BANK OF AMERICA CORP.                                               2.0%
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.6%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                        1.6%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.5%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.4%
--------------------------------------------------------------------------------
(10) JPMORGAN CHASE & CO.                                                1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.6%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.9%  FINANCIALS

15.7%  INFORMATION TECHNOLOGY

12.2%  HEALTH CARE

11.7%  INDUSTRIALS

10.0%  CONSUMER DISCRETIONARY

 9.8%  ENERGY

 9.2%  CONSUMER STAPLES

 3.2%  TELECOMMUNICATION SERVICES

 3.1%  UTILITIES

 3.1%  MATERIALS

 0.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 11

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 Fund

PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          FUND
                         Ticker       Benchmark:      Fund Category:
                        Symbol:       S&P 500(R)        MORNINGSTAR
                         ISLCX          INDEX         LARGE-CAP BLEND
6 MONTHS                  9.61%            9.64%          10.20%
1 YEAR                   15.27%           15.42%          16.91%
5 YEARS                   2.60%            2.70%           2.61%
SINCE INCEPTION: 2/1/99   1.79%            1.90%           2.72%

                                           6 MONTHS                 1 YEAR                  5 YEARS             SINCE INCEPTION
                                                    Fund                    Fund                    Fund                    Fund
                                        FUND      Category:     FUND      Category:     FUND      Category:     FUND      Category:
                                       Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                       Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX                ISLCX       BLEND       ISLCX       BLEND       ISLCX       BLEND       ISLCX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      9.37%       4.30%       15.02%       10.01%       2.10%       3.15%       1.34%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     6.50%       3.42%       10.20%        7.26%       1.92%       2.87%       1.25%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $75,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $75,000 investment (the minimum investment for this fund) in the fund compared with a similar investment in its benchmark.

$85,283 FUND

$85,940 S&P 500(R) INDEX

[LINE GRAPH]

                                  S&P 500(R)
                        FUND        INDEX
01-Feb-99             $75,000      $75,000
28-Feb-99             $72,600      $72,668
31-Mar-99             $75,525      $75,574
30-Apr-99             $78,450      $78,499
31-May-99             $76,500      $76,646
30-Jun-99             $80,775      $80,900
31-Jul-99             $78,300      $78,376
31-Aug-99             $77,850      $77,984
30-Sep-99             $75,750      $75,847
31-Oct-99             $80,550      $80,648
30-Nov-99             $82,125      $82,287
31-Dec-99             $87,015      $87,134
31-Jan-00             $82,620      $82,760
29-Feb-00             $81,030      $81,193
31-Mar-00             $88,980      $89,134
30-Apr-00             $86,258      $86,451
31-May-00             $84,443      $84,679
30-Jun-00             $86,558      $86,770
31-Jul-00             $85,200      $85,417
31-Aug-00             $90,495      $90,722
30-Sep-00             $85,650      $85,932
31-Oct-00             $85,275      $85,571
30-Nov-00             $78,608      $78,828
31-Dec-00             $79,005      $79,215
31-Jan-01             $81,758      $82,027
28-Feb-01             $74,333      $74,546
31-Mar-01             $69,585      $69,820
30-Apr-01             $75,023      $75,245
31-May-01             $75,480      $75,749
30-Jun-01             $73,643      $73,908
31-Jul-01             $72,878      $73,184
31-Aug-01             $68,363      $68,602
30-Sep-01             $62,850      $63,059
31-Oct-01             $63,998      $64,264
30-Nov-01             $68,903      $69,193
31-Dec-01             $69,480      $69,802
31-Jan-02             $68,475      $68,783
28-Feb-02             $67,155      $67,455
31-Mar-02             $69,713      $69,991
30-Apr-02             $65,445      $65,750
31-May-02             $64,980      $65,263
30-Jun-02             $60,330      $60,617
31-Jul-02             $55,680      $55,895
31-Aug-02             $55,988      $56,258
30-Sep-02             $49,943      $50,143
31-Oct-02             $54,285      $54,555
30-Nov-02             $57,540      $57,769
31-Dec-02             $54,128      $54,378
31-Jan-03             $52,710      $52,953
28-Feb-03             $51,915      $52,159
31-Mar-03             $52,395      $52,665
30-Apr-03             $56,730      $57,004
31-May-03             $59,648      $60,008
30-Jun-03             $60,443      $60,776
31-Jul-03             $61,463      $61,846
31-Aug-03             $62,648      $63,052
30-Sep-03             $62,018      $62,384
31-Oct-03             $65,490      $65,915
30-Nov-03             $66,045      $66,495
31-Dec-03             $69,540      $69,979
31-Jan-04             $70,740      $71,266
29-Feb-04             $71,775      $72,257
31-Mar-04             $70,658      $71,166
30-Apr-04             $69,540      $70,049
31-May-04             $70,500      $71,008
30-Jun-04             $71,858      $72,386
31-Jul-04             $69,458      $69,990
31-Aug-04             $69,780      $70,270
30-Sep-04             $70,500      $71,029
31-Oct-04             $71,618      $72,116
30-Nov-04             $74,498      $75,036
31-Dec-04             $76,988      $77,587
31-Jan-05             $75,120      $75,694
28-Feb-05             $76,748      $77,284
31-Mar-05             $75,368      $75,916
30-Apr-05             $73,980      $74,474
31-May-05             $76,260      $76,842
30-Jun-05             $76,418      $76,949
31-Jul-05             $79,185      $79,812
31-Aug-05             $78,450      $79,086
30-Sep-05             $79,103      $79,726
31-Oct-05             $77,805      $78,395
30-Nov-05             $80,730      $81,358
31-Dec-05             $80,745      $81,383
31-Jan-06             $82,890      $83,539
28-Feb-06             $83,138      $83,765
31-Mar-06             $84,210      $84,803
30-Apr-06             $85,283      $85,940

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


12 Schwab Equity Index Funds

SCHWAB INSTITUTIONAL SELECT S&P 500 FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
                     Value     Blend     Growth
MARKET CAP
  Large               / /       /X/       / /
  Medium              / /       / /       / /
  Small               / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         505
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $90,789
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                 18.0
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   1%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3                                             $75,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   3.2%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                3.0%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     2.1%
--------------------------------------------------------------------------------
(4)  BANK OF AMERICA CORP.                                               1.9%
--------------------------------------------------------------------------------
(5)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.6%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                        1.5%
--------------------------------------------------------------------------------
(8)  JOHNSON & JOHNSON                                                   1.4%
--------------------------------------------------------------------------------
(9)  AMERICAN INTERNATIONAL GROUP, INC.                                  1.4%
--------------------------------------------------------------------------------
(10) JP MORGAN CHASE & CO.                                               1.3%
--------------------------------------------------------------------------------
     TOTAL                                                              19.2%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

21.4%  FINANCIALS

15.5%  INFORMATION TECHNOLOGY

11.9%  HEALTH CARE

11.4%  INDUSTRIALS

 9.8%  CONSUMER DISCRETIONARY

 9.7%  ENERGY

 9.0%  CONSUMER STAPLES

 3.1%  TELECOMMUNICATIONS SERVICES

 3.1%  MATERIALS

 3.0%  UTILITIES

 2.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 13

SCHWAB 1000 INDEX(R) FUND

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                          Fund:
                      INVESTOR SHARES     Benchmark:      Fund Category:
                      Ticker Symbol:     SCHWAB 1000       MORNINGSTAR
                          SNXFX            INDEX(R)      LARGE-CAP BLEND
6 MONTHS                   9.79%            10.07%            10.20%
1 YEAR                    16.63%            17.14%            16.91%
5 YEARS 2                  3.18%             3.54%             2.61%
10 YEARS 2                 8.86%             9.21%             7.94%

                                                 6 MONTHS                1 YEAR                5 YEARS              10 YEARS
                                             Fund:                  Fund:                  Fund:                 Fund:
                                           INVESTOR     Fund      INVESTOR     Fund      INVESTOR     Fund     INVESTOR     Fund
                                            SHARES    Category:    SHARES    Category:    SHARES    Category:   SHARES    Category:
                                            Ticker   MORNINGSTAR   Ticker   MORNINGSTAR   Ticker   MORNINGSTAR  Ticker   MORNINGSTAR
                                            Symbol:   LARGE-CAP    Symbol:   LARGE-CAP    Symbol:   LARGE-CAP   Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX                      SNXFX      BLEND       SNXFX      BLEND       SNXFX      BLEND      SNXFX      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           9.59%      4.30%      16.41%      10.01%      2.79%      3.15%      8.46%      6.60%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          6.62%      3.42%      11.08%       7.26%      2.49%      2.87%      7.61%      6.30%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$23,363 INVESTOR SHARES

$24,148 SCHWAB 1000 INDEX(R)

$23,539 S&P 500(R) INDEX

[LINE GRAPH]

                       INVESTOR   SCHWAB 1000   S&P 500(R)
                        SHARES      INDEX(R)      INDEX
30-Apr-96               $10,000     $10,000      $10,000
31-May-96               $10,237     $10,242      $10,257
30-Jun-96               $10,209     $10,225      $10,296
31-Jul-96                $9,724      $9,741       $9,841
31-Aug-96                $9,989     $10,003      $10,049
30-Sep-96               $10,545     $10,563      $10,613
31-Oct-96               $10,760     $10,777      $10,906
30-Nov-96               $11,536     $11,557      $11,731
31-Dec-96               $11,341     $11,369      $11,498
31-Jan-97               $11,993     $12,028      $12,216
28-Feb-97               $12,038     $12,070      $12,312
31-Mar-97               $11,502     $11,544      $11,808
30-Apr-97               $12,121     $12,153      $12,511
31-May-97               $12,891     $12,938      $13,272
30-Jun-97               $13,426     $13,485      $13,867
31-Jul-97               $14,513     $14,574      $14,969
31-Aug-97               $13,816     $13,885      $14,131
30-Sep-97               $14,558     $14,631      $14,904
31-Oct-97               $14,078     $14,151      $14,406
30-Nov-97               $14,669     $14,755      $15,073
31-Dec-97               $14,961     $15,050      $15,332
31-Jan-98               $15,068     $15,166      $15,502
28-Feb-98               $16,178     $16,297      $16,620
31-Mar-98               $17,000     $17,140      $17,471
30-Apr-98               $17,175     $17,327      $17,647
31-May-98               $16,797     $16,949      $17,344
30-Jun-98               $17,473     $17,629      $18,048
31-Jul-98               $17,231     $17,383      $17,857
31-Aug-98               $14,657     $14,787      $15,278
30-Sep-98               $15,603     $15,755      $16,257
31-Oct-98               $16,842     $17,028      $17,579
30-Nov-98               $17,890     $18,091      $18,645
31-Dec-98               $19,024     $19,237      $19,718
31-Jan-99               $19,745     $19,967      $20,543
28-Feb-99               $19,081     $19,318      $19,904
31-Mar-99               $19,847     $20,088      $20,700
30-Apr-99               $20,653     $20,917      $21,501
31-May-99               $20,177     $20,440      $20,994
30-Jun-99               $21,181     $21,474      $22,159
31-Jul-99               $20,506     $20,790      $21,467
31-Aug-99               $20,307     $20,620      $21,360
30-Sep-99               $19,768     $20,006      $20,775
31-Oct-99               $21,074     $21,356      $22,090
30-Nov-99               $21,585     $21,855      $22,539
31-Dec-99               $23,020     $23,319      $23,866
31-Jan-00               $21,939     $22,233      $22,668
29-Feb-00               $21,945     $22,262      $22,239
31-Mar-00               $23,842     $24,198      $24,414
30-Apr-00               $22,945     $23,289      $23,679
31-May-00               $22,345     $22,683      $23,194
30-Jun-00               $22,945     $23,305      $23,767
31-Jul-00               $22,608     $22,947      $23,396
31-Aug-00               $24,140     $24,507      $24,849
30-Sep-00               $23,025     $23,375      $23,537
31-Oct-00               $22,831     $23,189      $23,438
30-Nov-00               $20,882     $21,212      $21,591
31-Dec-00               $21,129     $21,458      $21,697
31-Jan-01               $21,848     $22,173      $22,467
28-Feb-01               $19,823     $20,119      $20,418
31-Mar-01               $18,472     $18,750      $19,124
30-Apr-01               $19,978     $20,290      $20,610
31-May-01               $20,105     $20,424      $20,748
30-Jun-01               $19,662     $19,978      $20,244
31-Jul-01               $19,397     $19,716      $20,045
31-Aug-01               $18,161     $18,466      $18,790
30-Sep-01               $16,636     $16,918      $17,272
31-Oct-01               $17,010     $17,304      $17,602
30-Nov-01               $18,310     $18,630      $18,952
31-Dec-01               $18,539     $18,869      $19,119
31-Jan-02               $18,325     $18,654      $18,840
28-Feb-02               $17,971     $18,299      $18,476
31-Mar-02               $18,690     $19,039      $19,171
30-Apr-02               $17,675     $18,009      $18,009
31-May-02               $17,506     $17,841      $17,876
30-Jun-02               $16,242     $16,552      $16,603
31-Jul-02               $15,023     $15,313      $15,310
31-Aug-02               $15,116     $15,412      $15,409
30-Sep-02               $13,543     $13,811      $13,734
31-Oct-02               $14,652     $14,948      $14,943
30-Nov-02               $15,499     $15,814      $15,823
31-Dec-02               $14,610     $14,910      $14,894
31-Jan-03               $14,246     $14,546      $14,504
28-Feb-03               $14,011     $14,309      $14,286
31-Mar-03               $14,169     $14,471      $14,425
30-Apr-03               $15,298     $15,627      $15,614
31-May-03               $16,126     $16,485      $16,436
30-Jun-03               $16,332     $16,701      $16,647
31-Jul-03               $16,661     $17,042      $16,940
31-Aug-03               $17,002     $17,403      $17,270
30-Sep-03               $16,802     $17,206      $17,087
31-Oct-03               $17,778     $18,212      $18,054
30-Nov-03               $17,978     $18,420      $18,213
31-Dec-03               $18,810     $19,280      $19,167
31-Jan-04               $19,142     $19,630      $19,520
29-Feb-04               $19,416     $19,920      $19,791
31-Mar-04               $19,166     $19,668      $19,493
30-Apr-04               $18,816     $19,313      $19,187
31-May-04               $19,077     $19,587      $19,449
30-Jun-04               $19,410     $19,942      $19,827
31-Jul-04               $18,727     $19,243      $19,170
31-Aug-04               $18,804     $19,329      $19,247
30-Sep-04               $19,041     $19,582      $19,455
31-Oct-04               $19,339     $19,893      $19,753
30-Nov-04               $20,141     $20,729      $20,553
31-Dec-04               $20,845     $21,462      $21,251
31-Jan-05               $20,315     $20,924      $20,733
28-Feb-05               $20,749     $21,378      $21,168
31-Mar-05               $20,418     $21,013      $20,794
30-Apr-05               $20,032     $20,615      $20,399
31-May-05               $20,749     $21,361      $21,047
30-Jun-05               $20,858     $21,480      $21,077
31-Jul-05               $21,659     $22,318      $21,861
31-Aug-05               $21,460     $22,115      $21,662
30-Sep-05               $21,617     $22,280      $21,837
31-Oct-05               $21,279     $21,939      $21,473
30-Nov-05               $22,099     $22,796      $22,284
31-Dec-05               $22,106     $22,817      $22,291
31-Jan-06               $22,747     $23,497      $22,882
28-Feb-06               $22,747     $23,489      $22,943
31-Mar-06               $23,095     $23,865      $23,228
30-Apr-06               $23,363     $24,148      $23,539

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


14 Schwab Equity Index Funds

SCHWAB 1000 INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                Fund:
                            SELECT SHARES       Benchmark:      Fund Category:
                            Ticker Symbol:     SCHWAB 1000       MORNINGSTAR
                                SNXSX            INDEX(R)      LARGE-CAP BLEND
6 MONTHS                         9.87%            10.07%           10.20%
1 YEAR                          16.81%            17.14%           16.91%
5 YEARS 2                        3.32%             3.54%            2.61%
SINCE INCEPTION: 5/19/97 2       7.26%             7.47%            6.51%

                                                 6 MONTHS               1 YEAR                 5 YEARS            SINCE INCEPTION
                                             Fund:                 Fund:                   Fund:                 Fund:
                                            SELECT      Fund      SELECT      Fund        SELECT      Fund      SELECT      Fund
                                            SHARES    Category:   SHARES    Category:     SHARES    Category:   SHARES    Category:
                                            Ticker   MORNINGSTAR  Ticker   MORNINGSTAR    Ticker   MORNINGSTAR  Ticker   MORNINGSTAR
                                            Symbol:   LARGE-CAP   Symbol:   LARGE-CAP     Symbol:   LARGE-CAP   Symbol:   LARGE-CAP
TOTAL RETURNS AFTER TAX                      SNXSX      BLEND      SNXSX      BLEND        SNXSX      BLEND      SNXSX      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)           9.64%      4.30%      16.57%      10.01%      2.89%      3.15%      6.84%      n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)          6.70%      3.42%      11.23%       7.26%      2.59%      2.87%      6.12%      n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$93,615 SELECT SHARES

$95,304 SCHWAB 1000 INDEX(R)

$90,330 S&P 500(R) INDEX

[LINE GRAPH]

                       SELECT     SCHWAB 1000    S&P 500(R)
                       SHARES       INDEX(R)       INDEX
19-May-97              $50,000      $50,000       $50,000
31-May-97              $51,040      $51,064       $50,930
30-Jun-97              $53,180      $53,222       $53,212
31-Jul-97              $57,490      $57,518       $57,442
31-Aug-97              $54,750      $54,801       $54,225
30-Sep-97              $57,685      $57,746       $57,191
31-Oct-97              $55,785      $55,851       $55,281
30-Nov-97              $58,150      $58,233       $57,841
31-Dec-97              $59,325      $59,398       $58,836
31-Jan-98              $59,725      $59,855       $59,489
28-Feb-98              $64,145      $64,318       $63,778
31-Mar-98              $67,405      $67,648       $67,043
30-Apr-98              $68,100      $68,387       $67,720
31-May-98              $66,625      $66,893       $66,556
30-Jun-98              $69,305      $69,578       $69,258
31-Jul-98              $68,345      $68,606       $68,524
31-Aug-98              $58,140      $58,362       $58,629
30-Sep-98              $61,915      $62,179       $62,387
31-Oct-98              $66,825      $67,206       $67,459
30-Nov-98              $71,000      $71,400       $71,547
31-Dec-98              $75,505      $75,922       $75,668
31-Jan-99              $78,385      $78,805       $78,831
28-Feb-99              $75,750      $76,244       $76,379
31-Mar-99              $78,795      $79,282       $79,434
30-Apr-99              $82,015      $82,553       $82,509
31-May-99              $80,120      $80,671       $80,561
30-Jun-99              $84,110      $84,753       $85,033
31-Jul-99              $81,450      $82,052       $82,380
31-Aug-99              $80,665      $81,380       $81,968
30-Sep-99              $78,545      $78,960       $79,721
31-Oct-99              $83,725      $84,287       $84,767
30-Nov-99              $85,755      $86,255       $86,491
31-Dec-99              $91,470      $92,034       $91,585
31-Jan-00              $87,180      $87,747       $86,987
29-Feb-00              $87,225      $87,861       $85,341
31-Mar-00              $94,765      $95,504       $93,687
30-Apr-00              $91,200      $91,917       $90,867
31-May-00              $88,835      $89,525       $89,004
30-Jun-00              $91,220      $91,977       $91,203
31-Jul-00              $89,905      $90,566       $89,780
31-Aug-00              $95,990      $96,722       $95,356
30-Sep-00              $91,585      $92,255       $90,322
31-Oct-00              $90,810      $91,519       $89,942
30-Nov-00              $83,065      $83,717       $82,855
31-Dec-00              $84,050      $84,689       $83,261
31-Jan-01              $86,935      $87,511       $86,217
28-Feb-01              $78,875      $79,404       $78,354
31-Mar-01              $73,515      $74,002       $73,386
30-Apr-01              $79,515      $80,081       $79,088
31-May-01              $80,020      $80,608       $79,618
30-Jun-01              $78,280      $78,847       $77,683
31-Jul-01              $77,225      $77,815       $76,922
31-Aug-01              $72,325      $72,879       $72,107
30-Sep-01              $66,255      $66,771       $66,280
31-Oct-01              $67,745      $68,296       $67,546
30-Nov-01              $72,920      $73,526       $72,727
31-Dec-01              $73,845      $74,470       $73,367
31-Jan-02              $72,990      $73,622       $72,296
28-Feb-02              $71,600      $72,223       $70,901
31-Mar-02              $74,445      $75,140       $73,567
30-Apr-02              $70,445      $71,078       $69,108
31-May-02              $69,775      $70,413       $68,597
30-Jun-02              $64,710      $65,326       $63,713
31-Jul-02              $59,875      $60,436       $58,750
31-Aug-02              $60,245      $60,827       $59,132
30-Sep-02              $53,980      $54,506       $52,704
31-Oct-02              $58,420      $58,995       $57,342
30-Nov-02              $61,795      $62,414       $60,719
31-Dec-02              $58,255      $58,846       $57,155
31-Jan-03              $56,805      $57,410       $55,658
28-Feb-03              $55,865      $56,475       $54,823
31-Mar-03              $56,500      $57,115       $55,355
30-Apr-03              $61,025      $61,676       $59,916
31-May-03              $64,355      $65,062       $63,073
30-Jun-03              $65,175      $65,913       $63,881
31-Jul-03              $66,490      $67,261       $65,005
31-Aug-03              $67,875      $68,686       $66,273
30-Sep-03              $67,075      $67,908       $65,570
31-Oct-03              $70,990      $71,880       $69,281
30-Nov-03              $71,790      $72,699       $69,891
31-Dec-03              $75,105      $76,095       $73,553
31-Jan-04              $76,455      $77,473       $74,907
29-Feb-04              $77,550      $78,618       $75,948
31-Mar-04              $76,550      $77,622       $74,801
30-Apr-04              $75,175      $76,223       $73,627
31-May-04              $76,220      $77,305       $74,635
30-Jun-04              $77,575      $78,705       $76,083
31-Jul-04              $74,840      $75,948       $73,565
31-Aug-04              $75,175      $76,288       $73,859
30-Sep-04              $76,125      $77,284       $74,657
31-Oct-04              $77,310      $78,514       $75,799
30-Nov-04              $80,540      $81,812       $78,869
31-Dec-04              $83,375      $84,706       $81,551
31-Jan-05              $81,255      $82,583       $79,561
28-Feb-05              $82,990      $84,375       $81,232
31-Mar-05              $81,685      $82,931       $79,794
30-Apr-05              $80,145      $81,362       $78,278
31-May-05              $83,035      $84,306       $80,767
30-Jun-05              $83,470      $84,774       $80,880
31-Jul-05              $86,700      $88,082       $83,889
31-Aug-05              $85,905      $87,281       $83,125
30-Sep-05              $86,555      $87,934       $83,799
31-Oct-05              $85,205      $86,587       $82,399
30-Nov-05              $88,485      $89,968       $85,514
31-Dec-05              $88,555      $90,054       $85,540
31-Jan-06              $91,120      $92,737       $87,806
28-Feb-06              $91,145      $92,706       $88,043
31-Mar-06              $92,540      $94,187       $89,135
30-Apr-06              $93,615      $95,304       $90,330

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 15

SCHWAB 1000 INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                         INVESTMENT STYLE
                     Value     Blend     Growth
MARKET CAP
  Large               / /       /X/       / /
  Medium              / /       / /       / /
  Small               / /       / /       / /

STATISTICS

NUMBER OF HOLDINGS                                                         994
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $18,068
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.3
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.1
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   5%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                          $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  EXXON MOBIL CORP.                                                   2.7%
--------------------------------------------------------------------------------
(2)  GENERAL ELECTRIC CO.                                                2.5%
--------------------------------------------------------------------------------
(3)  CITIGROUP, INC.                                                     1.8%
--------------------------------------------------------------------------------
(4)  MICROSOFT CORP.                                                     1.8%
--------------------------------------------------------------------------------
(5)  BANK OF AMERICA CORP.                                               1.6%
--------------------------------------------------------------------------------
(6)  PROCTER & GAMBLE CO.                                                1.4%
--------------------------------------------------------------------------------
(7)  PFIZER, INC.                                                        1.3%
--------------------------------------------------------------------------------
(8)  WAL-MART STORES, INC.                                               1.2%
--------------------------------------------------------------------------------
(9)  JOHNSON & JOHNSON                                                   1.2%
--------------------------------------------------------------------------------
(10) AMERICAN INTERNATIONAL GROUP, INC.                                  1.2%
--------------------------------------------------------------------------------
     TOTAL                                                              16.7%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.7%  FINANCIALS

15.7%  INFORMATION TECHNOLOGY

11.5%  HEALTH CARE

11.3%  CONSUMER DISCRETIONARY

11.2%  INDUSTRIALS

 9.4%  ENERGY

 8.9%  CONSUMER STAPLES

 3.2%  MATERIALS

 3.0%  UTILITIES

 3.0%  TELECOMMUNICATION SERVICES

 0.1%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


16 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR GRAPH]

                       Fund:
                  INVESTOR SHARES      Benchmark:       Fund Category:
                  Ticker Symbol:    SCHWAB SMALL-CAP     MORNINGSTAR
                      SWSMX             INDEX(R)       SMALL-CAP BLEND
6  MONTHS             16.80%             16.96%             18.15%
1  YEAR               30.81%             31.09%             31.47%
5  YEARS 2             9.26%              9.43%             12.29%
10 YEARS 2             9.42%             10.25%             11.57%

                                             6 MONTHS                 1 YEAR                5 YEARS                10 YEARS
                                         Fund:                  Fund:                   Fund:                   Fund:
                                       INVESTOR     Fund      INVESTOR      Fund      INVESTOR      Fund      INVESTOR      Fund
                                        SHARES    Category:    SHARES     Category:    SHARES     Category:    SHARES     Category:
                                        Ticker   MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                        Symbol:   SMALL-CAP    Symbol:    SMALL-CAP    Symbol:    SMALL-CAP    Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX                  SWSMX      BLEND       SWSMX       BLEND       SWSMX       BLEND       SWSMX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)      16.59%      10.34%      30.57%      19.83%      8.86%      12.53%       8.64%     10.15%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)     11.16%       8.73%      20.30%      15.15%      7.83%      11.45%       7.89%      9.79%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$24,590  INVESTOR SHARES

$26,544  SCHWAB SMALL-CAP INDEX(R)

$24,951  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                   SCHWAB      RUSSELL
                     INVESTOR     SMALL-CAP    2000(R)
                      SHARES      INDEX(R)     INDEX
30-Apr-96            $10,000      $10,000     $10,000
31-May-96            $10,349      $10,342     $10,394
30-Jun-96             $9,963      $10,012      $9,967
31-Jul-96             $9,096       $9,204      $9,097
31-Aug-96             $9,650       $9,788      $9,625
30-Sep-96            $10,080      $10,148     $10,002
31-Oct-96             $9,898       $9,974      $9,848
30-Nov-96            $10,320      $10,371     $10,253
31-Dec-96            $10,438      $10,564     $10,522
31-Jan-97            $10,717      $10,813     $10,732
28-Feb-97            $10,343      $10,550     $10,473
31-Mar-97             $9,824      $10,036      $9,978
30-Apr-97             $9,897      $10,066     $10,006
31-May-97            $11,068      $11,299     $11,119
30-Jun-97            $11,602      $11,882     $11,596
31-Jul-97            $12,384      $12,560     $12,135
31-Aug-97            $12,618      $12,842     $12,413
30-Sep-97            $13,562      $13,850     $13,322
31-Oct-97            $12,969      $13,245     $12,737
30-Nov-97            $12,838      $13,125     $12,654
31-Dec-97            $13,120      $13,400     $12,876
31-Jan-98            $12,797      $13,189     $12,672
28-Feb-98            $13,810      $14,280     $13,609
31-Mar-98            $14,420      $14,923     $14,169
30-Apr-98            $14,493      $15,025     $14,247
31-May-98            $13,620      $14,142     $13,479
30-Jun-98            $13,641      $14,182     $13,508
31-Jul-98            $12,570      $13,091     $12,413
31-Aug-98            $10,117      $10,567     $10,003
30-Sep-98            $10,786      $11,230     $10,786
31-Oct-98            $11,299      $11,762     $11,226
30-Nov-98            $11,894      $12,372     $11,814
31-Dec-98            $12,651      $13,177     $12,546
31-Jan-99            $12,675      $13,234     $12,712
28-Feb-99            $11,616      $12,128     $11,683
31-Mar-99            $11,779      $12,361     $11,865
30-Apr-99            $12,706      $13,491     $12,928
31-May-99            $12,932      $13,727     $13,117
30-Jun-99            $13,648      $14,626     $13,710
31-Jul-99            $13,578      $14,512     $13,334
31-Aug-99            $13,173      $14,102     $12,841
30-Sep-99            $13,305      $14,223     $12,843
31-Oct-99            $13,554      $14,457     $12,896
30-Nov-99            $14,395      $15,360     $13,666
31-Dec-99            $15,713      $16,824     $15,213
31-Jan-00            $15,120      $16,194     $14,968
29-Feb-00            $17,124      $18,313     $17,439
31-Mar-00            $16,602      $17,833     $16,290
30-Apr-00            $15,782      $16,971     $15,309
31-May-00            $15,040      $16,148     $14,417
30-Jun-00            $16,313      $17,497     $15,674
31-Jul-00            $15,666      $16,818     $15,169
31-Aug-00            $17,242      $18,508     $16,326
30-Sep-00            $16,719      $17,944     $15,846
31-Oct-00            $16,430      $17,615     $15,140
30-Nov-00            $14,854      $15,938     $13,585
31-Dec-00            $16,299      $17,482     $14,752
31-Jan-01            $16,565      $17,718     $15,520
28-Feb-01            $15,314      $16,381     $14,502
31-Mar-01            $14,621      $15,641     $13,793
30-Apr-01            $15,793      $16,908     $14,872
31-May-01            $16,219      $17,362     $15,238
30-Jun-01            $16,939      $18,139     $15,763
31-Jul-01            $16,175      $17,333     $14,910
31-Aug-01            $15,722      $16,842     $14,429
30-Sep-01            $13,502      $14,469     $12,487
31-Oct-01            $14,187      $15,193     $13,217
30-Nov-01            $15,225      $16,314     $14,240
31-Dec-01            $16,153      $17,297     $15,119
31-Jan-02            $15,572      $16,653     $14,962
28-Feb-02            $15,018      $16,061     $14,552
31-Mar-02            $16,319      $17,463     $15,722
30-Apr-02            $16,236      $17,369     $15,865
31-May-02            $15,488      $16,574     $15,160
30-Jun-02            $14,676      $15,703     $14,408
31-Jul-02            $12,673      $13,554     $12,233
31-Aug-02            $12,738      $13,633     $12,202
30-Sep-02            $11,916      $12,752     $11,326
31-Oct-02            $12,248      $13,107     $11,690
30-Nov-02            $13,190      $14,115     $12,732
31-Dec-02            $12,524      $13,418     $12,023
31-Jan-03            $11,937      $12,754     $11,690
28-Feb-03            $11,535      $12,338     $11,337
31-Mar-03            $11,676      $12,492     $11,483
30-Apr-03            $12,888      $13,800     $12,572
31-May-03            $14,277      $15,283     $13,921
30-Jun-03            $14,529      $15,559     $14,173
31-Jul-03            $15,285      $16,380     $15,060
31-Aug-03            $16,031      $17,181     $15,750
30-Sep-03            $15,695      $16,827     $15,458
31-Oct-03            $16,991      $18,219     $16,757
30-Nov-03            $17,588      $18,864     $17,352
31-Dec-03            $17,955      $19,274     $17,704
31-Jan-04            $18,462      $19,804     $18,472
29-Feb-04            $18,537      $19,884     $18,639
31-Mar-04            $18,612      $19,972     $18,812
30-Apr-04            $17,683      $18,977     $17,852
31-May-04            $17,965      $19,291     $18,136
30-Jun-04            $18,809      $20,204     $18,900
31-Jul-04            $17,552      $18,865     $17,628
31-Aug-04            $17,421      $18,725     $17,538
30-Sep-04            $18,321      $19,706     $18,361
31-Oct-04            $18,687      $20,111     $18,722
30-Nov-04            $20,291      $21,841     $20,345
31-Dec-04            $20,912      $22,501     $20,948
31-Jan-05            $20,110      $21,657     $20,074
28-Feb-05            $20,496      $22,076     $20,413
31-Mar-05            $19,912      $21,415     $19,830
30-Apr-05            $18,798      $20,249     $18,693
31-May-05            $20,091      $21,657     $19,918
30-Jun-05            $20,771      $22,389     $20,687
31-Jul-05            $22,044      $23,774     $21,998
31-Aug-05            $21,620      $23,319     $21,591
30-Sep-05            $21,724      $23,427     $21,658
31-Oct-05            $21,053      $22,695     $20,987
30-Nov-05            $22,025      $23,760     $22,005
31-Dec-05            $21,887      $23,615     $21,903
31-Jan-06            $23,645      $25,500     $23,868
28-Feb-06            $23,511      $25,381     $23,801
31-Mar-06            $24,495      $26,440     $24,956
30-Apr-06            $24,590      $26,544     $24,951

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 17

SCHWAB SMALL-CAP INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                     Fund:
                                    SELECT       Benchmark:
                                    SHARES         SCHWAB        Fund Category:
                                Ticker Symbol:   SMALL-CAP         MORNINGSTAR
                                    SWSSX         INDEX(R)       SMALL-CAP BLEND
6 MONTHS                            16.87%         16.96%            18.15%
1 YEAR                              31.06%         31.09%            31.47%
5 YEARS                              9.41%          9.43%            12.29%
SINCE INCEPTION: 5/19/97            10.00%         10.55%            11.50%


                                         6 MONTHS                  1 YEAR                5 YEARS                SINCE INCEPTION
                                      Fund:                   Fund:                  Fund:                   Fund:
                                     SELECT      Fund        SELECT      Fund       SELECT       Fund       SELECT       Fund
                                     SHARES    Category:     SHARES    Category:    SHARES     Category:    SHARES     Category:
                                     Ticker   MORNINGSTAR    Ticker   MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                     Symbol:   SMALL-CAP     Symbol:   SMALL-CAP    Symbol:    SMALL-CAP    Symbol:    SMALL-CAP
TOTAL RETURNS AFTER TAX              SWSSX       BLEND       SWSSX       BLEND      SWSSX        BLEND      SWSSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   16.63%     10.34%       30.78%     19.83%      8.96%      12.53%       9.11%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)  11.24%      8.73%       20.50%     15.15%      7.93%      11.45%       8.32%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$117,370  SELECT SHARES

$122,734  SCHWAB SMALL-CAP INDEX(R)

$116,597  RUSSELL 2000(R) INDEX

[LINE GRAPH]

                                      SCHWAB           RUSSELL
                     SELECT          SMALL-CAP          2000(R)
                     SHARES           INDEX(R)          INDEX
19-May-97           $50,000           $50,000          $50,000
31-May-97           $52,170           $52,242          $51,960
30-Jun-97           $54,690           $54,942          $54,189
31-Jul-97           $58,415           $58,075          $56,709
31-Aug-97           $59,485           $59,380          $58,008
30-Sep-97           $63,965           $64,039          $62,254
31-Oct-97           $61,205           $61,244          $59,521
30-Nov-97           $60,550           $60,687          $59,134
31-Dec-97           $61,920           $61,958          $60,169
31-Jan-98           $60,400           $60,983          $59,218
28-Feb-98           $65,175           $66,026          $63,594
31-Mar-98           $68,050           $69,002          $66,214
30-Apr-98           $68,430           $69,473          $66,578
31-May-98           $64,310           $65,391          $62,990
30-Jun-98           $64,415           $65,575          $63,122
31-Jul-98           $59,360           $60,531          $58,009
31-Aug-98           $47,790           $48,861          $46,744
30-Sep-98           $50,945           $51,924          $50,404
31-Oct-98           $53,365           $54,386          $52,460
30-Nov-98           $56,170           $57,207          $55,209
31-Dec-98           $59,775           $60,929          $58,627
31-Jan-99           $59,925           $61,193          $59,407
28-Feb-99           $54,925           $56,079          $54,595
31-Mar-99           $55,660           $57,152          $55,446
30-Apr-99           $60,070           $62,380          $60,414
31-May-99           $61,140           $63,470          $61,296
30-Jun-99           $64,555           $67,629          $64,067
31-Jul-99           $64,225           $67,099          $62,311
31-Aug-99           $62,315           $65,206          $60,006
30-Sep-99           $62,940           $65,762          $60,018
31-Oct-99           $64,115           $66,846          $60,264
30-Nov-99           $68,125           $71,021          $63,862
31-Dec-99           $74,390           $77,788          $71,091
31-Jan-00           $71,585           $74,879          $69,946
29-Feb-00           $81,065           $84,677          $81,495
31-Mar-00           $78,595           $82,458          $76,124
30-Apr-00           $74,755           $78,471          $71,541
31-May-00           $71,250           $74,666          $67,371
30-Jun-00           $77,265           $80,904          $73,245
31-Jul-00           $74,205           $77,761          $70,887
31-Aug-00           $81,655           $85,575          $76,295
30-Sep-00           $79,185           $82,968          $74,052
31-Oct-00           $77,820           $81,448          $70,749
30-Nov-00           $70,405           $73,694          $63,484
31-Dec-00           $77,230           $80,834          $68,937
31-Jan-01           $78,490           $81,923          $72,528
28-Feb-01           $72,565           $75,742          $67,770
31-Mar-01           $69,285           $72,319          $64,457
30-Apr-01           $74,875           $78,181          $69,497
31-May-01           $76,850           $80,277          $71,207
30-Jun-01           $80,300           $83,871          $73,663
31-Jul-01           $76,685           $80,145          $69,678
31-Aug-01           $74,540           $77,873          $67,427
30-Sep-01           $64,030           $66,902          $58,352
31-Oct-01           $67,265           $70,251          $61,765
30-Nov-01           $72,230           $75,432          $66,546
31-Dec-01           $76,610           $79,977          $70,652
31-Jan-02           $73,855           $77,001          $69,917
28-Feb-02           $71,230           $74,261          $68,001
31-Mar-02           $77,400           $80,744          $73,469
30-Apr-02           $77,005           $80,311          $74,137
31-May-02           $73,505           $76,636          $70,846
30-Jun-02           $69,655           $72,606          $67,332
31-Jul-02           $60,160           $62,669          $57,165
31-Aug-02           $60,465           $63,034          $57,022
30-Sep-02           $56,530           $58,961          $52,927
31-Oct-02           $58,105           $60,603          $54,626
30-Nov-02           $62,610           $65,263          $59,499
31-Dec-02           $59,485           $62,041          $56,185
31-Jan-03           $56,655           $58,974          $54,629
28-Feb-03           $54,795           $57,049          $52,979
31-Mar-03           $55,460           $57,761          $53,662
30-Apr-03           $61,255           $63,810          $58,749
31-May-03           $67,805           $70,666          $65,053
30-Jun-03           $69,000           $71,940          $66,231
31-Jul-03           $72,630           $75,736          $70,377
31-Aug-03           $76,170           $79,443          $73,600
30-Sep-03           $74,625           $77,805          $72,238
31-Oct-03           $80,775           $84,240          $78,307
30-Nov-03           $83,610           $87,223          $81,086
31-Dec-03           $85,415           $89,118          $82,732
31-Jan-04           $87,820           $91,568          $86,323
29-Feb-04           $88,180           $91,940          $87,100
31-Mar-04           $88,535           $92,345          $87,910
30-Apr-04           $84,120           $87,745          $83,427
31-May-04           $85,505           $89,198          $84,753
30-Jun-04           $89,515           $93,417          $88,321
31-Jul-04           $83,545           $87,229          $82,377
31-Aug-04           $82,920           $86,580          $81,957
30-Sep-04           $87,245           $91,115          $85,801
31-Oct-04           $88,980           $92,989          $87,491
30-Nov-04           $96,650          $100,989          $95,077
31-Dec-04           $99,570          $104,038          $97,891
31-Jan-05           $95,800          $100,139          $93,809
28-Feb-05           $97,640          $102,076          $95,394
31-Mar-05           $94,855           $99,019          $92,666
30-Apr-05           $89,555           $93,628          $87,356
31-May-05           $95,800          $100,138          $93,078
30-Jun-05           $99,035          $103,523          $96,671
31-Jul-05          $105,095          $109,926         $102,800
31-Aug-05          $103,120          $107,823         $100,898
30-Sep-05          $103,570          $108,323         $101,211
31-Oct-05          $100,425          $104,935          $98,073
30-Nov-05          $105,095          $109,860         $102,830
31-Dec-05          $104,435          $109,189         $102,357
31-Jan-06          $112,815          $117,905         $111,538
28-Feb-06          $112,220          $117,354         $111,226
31-Mar-06          $116,915          $122,252         $116,620
30-Apr-06          $117,370          $122,734         $116,597

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


18 Schwab Equity Index Funds

SCHWAB SMALL-CAP INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                           INVESTMENT STYLE
                      Value     Blend     Growth
MARKET CAP
  Large                / /       / /        / /
  Medium               / /       / /        / /
  Small                / /       /X/        / /

STATISTICS

NUMBER OF HOLDINGS                                                        1,053
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $1,444
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                29.2
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.5
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                  25%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                         $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  PARAMETRIC TECHNOLOGY CORP.                                         0.3%
--------------------------------------------------------------------------------
(2)  CARPENTER TECHNOLOGY CORP.                                          0.2%
--------------------------------------------------------------------------------
(3)  STEEL DYNAMICS, INC.                                                0.2%
--------------------------------------------------------------------------------
(4)  HANSEN NATURAL CORP.                                                0.2%
--------------------------------------------------------------------------------
(5)  TRIMBLE NAVIGATION LTD.                                             0.2%
--------------------------------------------------------------------------------
(6)  OFFICEMAX, INC.                                                     0.2%
--------------------------------------------------------------------------------
(7)  COLDWATER CREEK, INC.                                               0.2%
--------------------------------------------------------------------------------
(8)  SUPERIOR ENERGY SERVICES, INC.                                      0.2%
--------------------------------------------------------------------------------
(9)  INVESTMENT TECHNOLOGY GROUP, INC.                                   0.2%
--------------------------------------------------------------------------------
(10) PALM, INC.                                                          0.2%
--------------------------------------------------------------------------------
     TOTAL                                                               2.1%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

20.7%  FINANCIALS

17.9%  INFORMATION TECHNOLOGY

16.7%  CONSUMER DISCRETIONARY

14.5%  INDUSTRIALS

 9.4%  HEALTH CARE

 8.1%  ENERGY

 4.9%  MATERIALS

 3.2%  CONSUMER STAPLES

 3.1%  UTILITIES

 1.3%  TELECOMMUNICATION SERVICES

 0.2%  OTHER

  Portfolio holdings may have changed since the report date.
  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


                                                    Schwab Equity Index Funds 19

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]



                                                  Benchmark:
                                      Fund:       DOW JONES
                                    INVESTOR      WILSHIRE        Fund Category:
                                     SHARES         5000           MORNINGSTAR
                                 Ticker Symbol:   COMPOSITE         LARGE-CAP
                                     SWTIX        INDEX(SM)           BLEND
6 MONTHS                             10.45%        11.05%             10.20%
1 YEAR                               17.88%        18.85%             16.91%
5 YEARS 2                             4.29%         4.54%              2.61%
SINCE INCEPTION: 6/1/99 2             2.80%         2.99%              2.44%


                                          6 MONTHS                1 YEAR                  5 YEARS                SINCE INCEPTION
                                       Fund:                  Fund:                    Fund:                   Fund:
                                     INVESTOR                INVESTOR                INVESTOR                INVESTOR
TOTAL RETURNS AFTER TAX               SHARES  Fund Category:  SHARES  Fund Category:  SHARES  Fund Category:  SHARES  Fund Category:
                                      Ticker   MORNINGSTAR    Ticker   MORNINGSTAR    Ticker   MORNINGSTAR    Ticker   MORNINGSTAR
                                      Symbol:   LARGE-CAP     Symbol:   LARGE-CAP     Symbol:   LARGE-CAP     Symbol:   LARGE-CAP
                                       SWTIX      BLEND       SWTIX       BLEND        SWTIX      BLEND        SWTIX      BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    10.26%      4.30%       17.68%      10.01%       3.93%      3.15%        2.48%       n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)    7.02%      3.42%       11.87%       7.26%       3.47%      2.87%        2.21%       n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark.

$12,108  INVESTOR SHARES

$12,263  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                         DOW JONES
                                       WILSHIRE 5000
                     INVESTOR            COMPOSITE
                      SHARES             INDEX(SM)
01-Jun-99             $10,000             $10,000
30-Jun-99             $10,515             $10,518
31-Jul-99             $10,165             $10,180
31-Aug-99             $10,070             $10,086
30-Sep-99              $9,820              $9,822
31-Oct-99             $10,435             $10,447
30-Nov-99             $10,790             $10,797
31-Dec-99             $11,605             $11,617
31-Jan-00             $11,108             $11,135
29-Feb-00             $11,374             $11,384
31-Mar-00             $12,022             $12,060
30-Apr-00             $11,399             $11,432
31-May-00             $11,012             $11,033
30-Jun-00             $11,484             $11,519
31-Jul-00             $11,258             $11,284
31-Aug-00             $12,077             $12,104
30-Sep-00             $11,520             $11,538
31-Oct-00             $11,294             $11,294
30-Nov-00             $10,179             $10,170
31-Dec-00             $10,371             $10,351
31-Jan-01             $10,746             $10,748
28-Feb-01              $9,724              $9,729
31-Mar-01              $9,066              $9,074
30-Apr-01              $9,815              $9,821
31-May-01              $9,911              $9,919
30-Jun-01              $9,754              $9,752
31-Jul-01              $9,587              $9,591
31-Aug-01              $9,010              $9,011
30-Sep-01              $8,206              $8,202
31-Oct-01              $8,408              $8,410
30-Nov-01              $9,046              $9,054
31-Dec-01              $9,211              $9,217
31-Jan-02              $9,093              $9,102
28-Feb-02              $8,915              $8,915
31-Mar-02              $9,308              $9,305
30-Apr-02              $8,874              $8,851
31-May-02              $8,766              $8,747
30-Jun-02              $8,169              $8,132
31-Jul-02              $7,516              $7,476
31-Aug-02              $7,567              $7,520
30-Sep-02              $6,816              $6,765
31-Oct-02              $7,327              $7,283
30-Nov-02              $7,740              $7,722
31-Dec-02              $7,320              $7,294
31-Jan-03              $7,139              $7,111
28-Feb-03              $7,010              $6,990
31-Mar-03              $7,098              $7,069
30-Apr-03              $7,656              $7,649
31-May-03              $8,105              $8,116
30-Jun-03              $8,229              $8,237
31-Jul-03              $8,415              $8,435
31-Aug-03              $8,611              $8,637
30-Sep-03              $8,513              $8,542
31-Oct-03              $9,030              $9,064
30-Nov-03              $9,164              $9,190
31-Dec-03              $9,566              $9,603
31-Jan-04              $9,769              $9,817
29-Feb-04              $9,910              $9,961
31-Mar-04              $9,811              $9,854
30-Apr-04              $9,603              $9,644
31-May-04              $9,733              $9,777
30-Jun-04              $9,936              $9,981
31-Jul-04              $9,571              $9,599
31-Aug-04              $9,603              $9,631
30-Sep-04              $9,764              $9,802
31-Oct-04              $9,926              $9,970
30-Nov-04             $10,379             $10,437
31-Dec-04             $10,747             $10,815
31-Jan-05             $10,467             $10,528
28-Feb-05             $10,684             $10,747
31-Mar-05             $10,504             $10,556
30-Apr-05             $10,272             $10,318
31-May-05             $10,662             $10,720
30-Jun-05             $10,752             $10,817
31-Jul-05             $11,185             $11,270
31-Aug-05             $11,074             $11,160
30-Sep-05             $11,148             $11,238
31-Oct-05             $10,963             $11,042
30-Nov-05             $11,396             $11,487
31-Dec-05             $11,393             $11,499
31-Jan-06             $11,772             $11,909
28-Feb-06             $11,772             $11,903
31-Mar-06             $11,986             $12,134
30-Apr-06             $12,108             $12,263

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


20 Schwab Equity Index Funds

SCHWAB TOTAL STOCK MARKET INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]

                                                 Benchmark:
                                     Fund:       DOW JONES
                                    SELECT       WILSHIRE     Fund Category:
                                    SHARES         5000        MORNINGSTAR
                                Ticker Symbol:   COMPOSITE      LARGE-CAP
                                    SWTSX        INDEX(SM)        BLEND
6 MONTHS                            10.54%         11.05%         10.20%
1 YEAR                              18.08%         18.85%         16.91%
5 YEARS                              4.46%          4.54%          2.61%
SINCE INCEPTION: 6/1/99              2.96%          2.99%          2.44%

                                          6 MONTHS                1 YEAR                  5 YEARS                SINCE INCEPTION
                                      Fund:                   Fund:                   Fund:                   Fund:
                                     SELECT                  SELECT                  SELECT                  SELECT
                                     SHARES   Fund Category: SHARES   Fund Category: SHARES   Fund Category: SHARES   Fund Category:
                                     Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR   Ticker    MORNINGSTAR
                                     Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX              SWTSX        BLEND      SWTSX        BLEND      SWTSX        BLEND      SWTSX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)   10.04%       4.30%      17.55%       10.01%      4.00%       3.15%       2.55%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   6.84%       3.42%      11.74%        7.26%      3.54%       2.87%       2.28%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark.

$61,175  SELECT SHARES

$61,314  DOW JONES WILSHIRE 5000 COMPOSITE INDEX(SM)

[LINE GRAPH]

                                       DOW JONES
                                     WILSHIRE 5000
                      SELECT           COMPOSITE
                      SHARES           INDEX(SM)
01-Jun-99            $50,000            $50,000
30-Jun-99            $52,600            $52,590
31-Jul-99            $50,850            $50,902
31-Aug-99            $50,350            $50,428
30-Sep-99            $49,125            $49,112
31-Oct-99            $52,225            $52,236
30-Nov-99            $53,975            $53,986
31-Dec-99            $58,065            $58,083
31-Jan-00            $55,605            $55,673
29-Feb-00            $56,935            $56,920
31-Mar-00            $60,150            $60,301
30-Apr-00            $57,060            $57,159
31-May-00            $55,130            $55,164
30-Jun-00            $57,515            $57,597
31-Jul-00            $56,385            $56,422
31-Aug-00            $60,480            $60,518
30-Sep-00            $57,715            $57,692
31-Oct-00            $56,560            $56,469
30-Nov-00            $51,010            $50,850
31-Dec-00            $51,975            $51,755
31-Jan-01            $53,850            $53,738
28-Feb-01            $48,730            $48,643
31-Mar-01            $45,435            $45,370
30-Apr-01            $49,185            $49,104
31-May-01            $49,695            $49,595
30-Jun-01            $48,910            $48,761
31-Jul-01            $48,070            $47,957
31-Aug-01            $45,185            $45,055
30-Sep-01            $41,155            $41,009
31-Oct-01            $42,190            $42,051
30-Nov-01            $45,385            $45,268
31-Dec-01            $46,210            $46,083
31-Jan-02            $45,645            $45,511
28-Feb-02            $44,725            $44,574
31-Mar-02            $46,720            $46,526
30-Apr-02            $44,520            $44,256
31-May-02            $44,010            $43,734
30-Jun-02            $41,015            $40,659
31-Jul-02            $37,735            $37,378
31-Aug-02            $37,990            $37,598
30-Sep-02            $34,230            $33,827
31-Oct-02            $36,790            $36,415
30-Nov-02            $38,860            $38,611
31-Dec-02            $36,775            $36,472
31-Jan-03            $35,865            $35,553
28-Feb-03            $35,245            $34,952
31-Mar-03            $35,660            $35,347
30-Apr-03            $38,485            $38,245
31-May-03            $40,740            $40,582
30-Jun-03            $41,365            $41,183
31-Jul-03            $42,325            $42,175
31-Aug-03            $43,310            $43,187
30-Sep-03            $42,815            $42,708
31-Oct-03            $45,435            $45,318
30-Nov-03            $46,110            $45,952
31-Dec-03            $48,165            $48,015
31-Jan-04            $49,160            $49,086
29-Feb-04            $49,895            $49,803
31-Mar-04            $49,395            $49,270
30-Apr-04            $48,345            $48,220
31-May-04            $49,030            $48,886
30-Jun-04            $50,050            $49,903
31-Jul-04            $48,215            $47,996
31-Aug-04            $48,375            $48,155
30-Sep-04            $49,185            $49,012
31-Oct-04            $50,050            $49,850
30-Nov-04            $52,330            $52,183
31-Dec-04            $54,175            $54,077
31-Jan-05            $52,790            $52,639
28-Feb-05            $53,880            $53,734
31-Mar-05            $52,950            $52,782
30-Apr-05            $51,810            $51,590
31-May-05            $53,800            $53,602
30-Jun-05            $54,225            $54,084
31-Jul-05            $56,430            $56,350
31-Aug-05            $55,875            $55,798
30-Sep-05            $56,275            $56,188
31-Oct-05            $55,345            $55,211
30-Nov-05            $57,550            $57,436
31-Dec-05            $57,545            $57,493
31-Jan-06            $59,455            $59,546
28-Feb-06            $59,455            $59,516
31-Mar-06            $60,530            $60,671
30-Apr-06            $61,175            $61,314

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 21

SCHWAB TOTAL STOCK MARKET INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                           INVESTMENT STYLE
                      Value     Blend     Growth
MARKET CAP
  Large                / /       /X/        / /
  Medium               / /       / /        / /
  Small                / /       / /        / /

STATISTICS

NUMBER OF HOLDINGS                                                        2,683
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $71,922
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                19.5
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     3.0
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 2                                                   2%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 3
 Investor Shares                                                         $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

TOP HOLDINGS 4

                                                                         % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
 (1) EXXON MOBIL CORP.                                                    2.4%
--------------------------------------------------------------------------------
 (2) GENERAL ELECTRIC CO.                                                 2.2%
--------------------------------------------------------------------------------
 (3) CITIGROUP, INC.                                                      1.6%
--------------------------------------------------------------------------------
 (4) MICROSOFT CORP.                                                      1.6%
--------------------------------------------------------------------------------
 (5) BANK OF AMERICA CORP.                                                1.5%
--------------------------------------------------------------------------------
 (6) PROCTER & GAMBLE CO.                                                 1.2%
--------------------------------------------------------------------------------
 (7) PFIZER, INC.                                                         1.2%
--------------------------------------------------------------------------------
 (8) JOHNSON & JOHNSON                                                    1.1%
--------------------------------------------------------------------------------
 (9) AMERICAN INTERNATIONAL GROUP, INC.                                   1.1%
--------------------------------------------------------------------------------
(10) WAL-MART STORES, INC.                                                1.0%
--------------------------------------------------------------------------------
     TOTAL                                                               14.9%

SECTOR WEIGHTINGS % of Investments

This chart shows the fund's sector composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

[PIE CHART]

22.2%  FINANCIALS

15.6%  INFORMATION TECHNOLOGY

12.0%  CONSUMER DISCRETIONARY

11.6%  HEALTH CARE

11.5%  INDUSTRIALS

 9.1%  ENERGY

 8.3%  CONSUMER STAPLES

 3.3%  MATERIALS

 3.0%  UTILITIES

 2.8%  TELECOMMUNICATION SERVICES

 0.6%  OTHER

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 Not annualized.

3 Please see prospectus for further detail and eligibility requirements.

4 This list is not a recommendation of any security by the investment adviser.


22 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND(R)

INVESTOR SHARES PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Investor Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]



                                     Fund:                        Fund Category:
                                   INVESTOR       Benchmark:        MORNINGSTAR
                                    SHARES         SCHWAB             FOREIGN
                                Ticker Symbol:  INTERNATIONAL        LARGE-CAP
                                    SWINX         INDEX(R)             BLEND
6 MONTHS                            21.19%         21.74%              23.65%
1 YEAR                              31.51%         32.92%              35.37%
5 YEARS                              7.96%          8.62%               7.76%
10 YEARS                             6.76%          7.25%               7.01%



                                          6 MONTHS                 1 YEAR                 5 YEARS                 10 YEARS
                                      Fund:                    Fund:                  Fund:                    Fund:
                                     INVESTOR Fund Category: INVESTOR Fund Category: INVESTOR Fund Category: INVESTOR Fund Category:
                                      SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR
                                      Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN
                                     Symbol:     LARGE-CAP    Symbol:    LARGE-CAP   Symbol:     LARGE-CAP    Symbol:    LARGE-CAP
TOTAL RETURNS AFTER TAX               SWINX        BLEND       SWINX       BLEND      SWINX        BLEND       SWINX       BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    20.79%      11.65%      31.08%      23.08%       7.35%       7.49%       6.22%       5.53%
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   14.10%       8.35%      20.84%      15.88%       6.50%       6.61%       5.58%       5.23%
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $10,000 INVESTMENT 2

This graph shows performance over ten years of a hypothetical $10,000 investment in the fund's Investor Shares, compared with a similar investment in its benchmark and an additional index.

$19,238  INVESTOR SHARES

$20,151  SCHWAB INTERNATIONAL INDEX(R)

$19,094  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                           SCHWAB               MSCI
                    INVESTOR           INTERNATIONAL           EAFE(R)
                     SHARES               INDEX(R)              INDEX
30-Apr-96           $10,000               $10,000              $10,000
31-May-96            $9,893                $9,882               $9,816
30-Jun-96            $9,967                $9,949               $9,871
31-Jul-96            $9,688                $9,691               $9,583
31-Aug-96            $9,779                $9,776               $9,604
30-Sep-96           $10,049               $10,064               $9,859
31-Oct-96           $10,033               $10,030               $9,759
30-Nov-96           $10,484               $10,495              $10,147
31-Dec-96           $10,429               $10,402              $10,016
31-Jan-97           $10,088               $10,057               $9,666
28-Feb-97           $10,237               $10,225               $9,824
31-Mar-97           $10,321               $10,294               $9,860
30-Apr-97           $10,395               $10,404               $9,912
31-May-97           $11,160               $11,168              $10,557
30-Jun-97           $11,785               $11,820              $11,139
31-Jul-97           $12,142               $12,140              $11,319
31-Aug-97           $11,260               $11,264              $10,474
30-Sep-97           $12,034               $11,971              $11,060
31-Oct-97           $11,069               $11,002              $10,210
30-Nov-97           $11,061               $10,959              $10,106
31-Dec-97           $11,191               $11,113              $10,193
31-Jan-98           $11,603               $11,563              $10,659
28-Feb-98           $12,276               $12,262              $11,344
31-Mar-98           $12,595               $12,584              $11,693
30-Apr-98           $12,680               $12,669              $11,785
31-May-98           $12,680               $12,638              $11,728
30-Jun-98           $12,789               $12,720              $11,817
31-Jul-98           $12,823               $12,802              $11,936
31-Aug-98           $11,241               $11,189              $10,457
30-Sep-98           $10,879               $10,822              $10,136
31-Oct-98           $11,956               $11,957              $11,192
30-Nov-98           $12,571               $12,629              $11,765
31-Dec-98           $12,964               $13,044              $12,230
31-Jan-99           $12,921               $12,974              $12,193
28-Feb-99           $12,633               $12,718              $11,903
31-Mar-99           $13,201               $13,302              $12,400
30-Apr-99           $13,737               $13,874              $12,902
31-May-99           $13,065               $13,174              $12,237
30-Jun-99           $13,567               $13,711              $12,715
31-Jul-99           $14,059               $14,221              $13,092
31-Aug-99           $14,186               $14,354              $13,141
30-Sep-99           $14,449               $14,599              $13,273
31-Oct-99           $15,222               $15,377              $13,771
30-Nov-99           $15,918               $16,045              $14,249
31-Dec-99           $17,322               $17,455              $15,529
31-Jan-00           $15,961               $16,187              $14,542
29-Feb-00           $16,184               $16,449              $14,934
31-Mar-00           $17,125               $17,383              $15,513
30-Apr-00           $16,200               $16,443              $14,697
31-May-00           $15,738               $15,960              $14,339
30-Jun-00           $16,329               $16,556              $14,899
31-Jul-00           $15,696               $15,914              $14,275
31-Aug-00           $15,978               $16,194              $14,399
30-Sep-00           $15,148               $15,357              $13,698
31-Oct-00           $14,660               $14,879              $13,374
30-Nov-00           $13,993               $14,209              $12,873
31-Dec-00           $14,275               $14,508              $13,330
31-Jan-01           $14,396               $14,663              $13,334
28-Feb-01           $13,162               $13,390              $12,336
31-Mar-01           $12,276               $12,464              $11,499
30-Apr-01           $13,119               $13,322              $12,289
31-May-01           $12,650               $12,824              $11,834
30-Jun-01           $12,111               $12,277              $11,348
31-Jul-01           $11,807               $11,980              $11,151
31-Aug-01           $11,468               $11,645              $10,893
30-Sep-01           $10,434               $10,590               $9,789
31-Oct-01           $10,617               $10,793              $10,040
30-Nov-01           $10,947               $11,131              $10,410
31-Dec-01           $11,028               $11,206              $10,472
31-Jan-02           $10,457               $10,623               $9,916
28-Feb-02           $10,536               $10,714               $9,985
31-Mar-02           $11,116               $11,279              $10,525
30-Apr-02           $11,151               $11,372              $10,595
31-May-02           $11,301               $11,532              $10,729
30-Jun-02           $10,844               $11,066              $10,302
31-Jul-02            $9,781                $9,986               $9,285
31-Aug-02            $9,754                $9,965               $9,264
30-Sep-02            $8,699                $8,889               $8,269
31-Oct-02            $9,200                $9,418               $8,713
30-Nov-02            $9,587                $9,834               $9,109
31-Dec-02            $9,304                $9,520               $8,803
31-Jan-03            $8,900                $9,120               $8,436
28-Feb-03            $8,721                $8,933               $8,242
31-Mar-03            $8,541                $8,757               $8,081
30-Apr-03            $9,349                $9,617               $8,873
31-May-03            $9,914               $10,193               $9,410
30-Jun-03           $10,148               $10,436               $9,638
31-Jul-03           $10,354               $10,673               $9,871
31-Aug-03           $10,516               $10,854              $10,109
30-Sep-03           $10,802               $11,157              $10,421
31-Oct-03           $11,430               $11,824              $11,070
30-Nov-03           $11,736               $12,139              $11,316
31-Dec-03           $12,666               $13,116              $12,199
31-Jan-04           $12,766               $13,229              $12,371
29-Feb-04           $13,049               $13,519              $12,657
31-Mar-04           $13,013               $13,471              $12,728
30-Apr-04           $12,757               $13,207              $12,440
31-May-04           $12,812               $13,281              $12,483
30-Jun-04           $13,049               $13,525              $12,756
31-Jul-04           $12,721               $13,179              $12,342
31-Aug-04           $12,729               $13,192              $12,396
30-Sep-04           $13,086               $13,569              $12,719
31-Oct-04           $13,533               $14,054              $13,153
30-Nov-04           $14,374               $14,932              $14,051
31-Dec-04           $14,972               $15,551              $14,668
31-Jan-05           $14,600               $15,183              $14,400
28-Feb-05           $15,251               $15,876              $15,022
31-Mar-05           $14,926               $15,533              $14,645
30-Apr-05           $14,628               $15,160              $14,301
31-May-05           $14,591               $15,180              $14,308
30-Jun-05           $14,768               $15,412              $14,498
31-Jul-05           $15,242               $15,885              $14,943
31-Aug-05           $15,781               $16,378              $15,321
30-Sep-05           $16,274               $16,993              $16,003
31-Oct-05           $15,874               $16,552              $15,536
30-Nov-05           $16,144               $16,920              $15,917
31-Dec-05           $16,868               $17,664              $16,657
31-Jan-06           $17,891               $18,736              $17,679
28-Feb-06           $17,769               $18,667              $17,640
31-Mar-06           $18,328               $19,181              $18,223
30-Apr-06           $19,238               $20,151              $19,094

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


                                                    Schwab Equity Index Funds 23

SCHWAB INTERNATIONAL INDEX FUND

SELECT SHARES(R) PERFORMANCE as of 4/30/06

PRE- AND POST-TAX AVERAGE ANNUAL TOTAL RETURNS 1, 2

This bar chart compares pre-tax performance of the fund's Select Shares with its benchmark and Morningstar category. The table below the chart shows two types of after-tax returns.

[BAR CHART]



                                    Fund:                         Fund Category:
                                   SELECT         Benchmark:       MORNINGSTAR
                                   SHARES          SCHWAB            FOREIGN
                               Ticker Symbol:   INTERNATIONAL       LARGE-CAP
                                   SWISX          INDEX(R)            BLEND
6 MONTHS                           21.27%          21.74%             23.65%
1 YEAR                             31.75%          32.92%             35.37%
5 YEARS                             8.12%           8.62%              7.76%
SINCE INCEPTION: 5/19/97            6.27%           6.65%              6.14%

                                          6 MONTHS                 1 YEAR                 5 YEARS                 10 YEARS
                                       Fund:                   Fund:                   Fund:                   Fund:
                                      SELECT  Fund Category:  SELECT  Fund Category:  SELECT  Fund Category:  SELECT  Fund Category:
                                      SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR   SHARES    MORNINGSTAR
                                      Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN     Ticker      FOREIGN
                                     Symbol:     LARGE-CAP   Symbol:     LARGE-CAP   Symbol:     LARGE-CAP   Symbol:     LARGE-CAP
TOTAL RETURNS AFTER TAX               SWISX        BLEND      SWISX        BLEND      SWISX        BLEND      SWISX        BLEND
------------------------------------------------------------------------------------------------------------------------------------
PRE-LIQUIDATION (still own shares)    20.82%       11.65%     31.27%       23.08%      7.46%        7.49%      5.68%        n/a
------------------------------------------------------------------------------------------------------------------------------------
POST-LIQUIDATION (shares were sold)   14.18%        8.35%     21.02%       15.88%      6.60%        6.61%      5.08%        n/a
------------------------------------------------------------------------------------------------------------------------------------

THE PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE. PAST PERFORMANCE DOES NOT GUARANTEE FUTURE RESULTS. INVESTMENT RETURNS AND PRINCIPAL VALUE WILL FLUCTUATE SO THAT AN INVESTOR'S SHARES MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN PERFORMANCE DATA QUOTED. TO OBTAIN PERFORMANCE INFORMATION CURRENT TO THE MOST RECENT MONTH END, PLEASE VISIT WWW.SCHWAB.COM/SCHWABFUNDS.

PERFORMANCE OF A HYPOTHETICAL $50,000 INVESTMENT 2

This graph shows performance since inception of a hypothetical $50,000 investment (the minimum investment for this share class) in the fund's Select Shares, compared with a similar investment in its benchmark and an additional index.

$86,160  SELECT SHARES

$88,922  SCHWAB INTERNATIONAL INDEX(R)

$89,070  MSCI EAFE(R) INDEX

[LINE GRAPH]

                                        SCHWAB             MSCI
                     SELECT         INTERNATIONAL         EAFE(R)
                     SHARES            INDEX(R)            INDEX
19-May-97           $50,000            $50,000            $50,000
31-May-97           $49,375            $49,283            $49,248
30-Jun-97           $52,170            $52,161            $51,961
31-Jul-97           $53,755            $53,571            $52,803
31-Aug-97           $49,815            $49,706            $48,859
30-Sep-97           $53,240            $52,827            $51,595
31-Oct-97           $49,005            $48,550            $47,627
30-Nov-97           $48,970            $48,360            $47,141
31-Dec-97           $49,580            $49,042            $47,551
31-Jan-98           $51,405            $51,027            $49,725
28-Feb-98           $54,385            $54,111            $52,917
31-Mar-98           $55,800            $55,529            $54,547
30-Apr-98           $56,175            $55,905            $54,978
31-May-98           $56,175            $55,770            $54,708
30-Jun-98           $56,655            $56,133            $55,124
31-Jul-98           $56,845            $56,493            $55,681
31-Aug-98           $49,840            $49,376            $48,782
30-Sep-98           $48,240            $47,757            $47,284
31-Oct-98           $53,005            $52,763            $52,211
30-Nov-98           $55,725            $55,732            $54,885
31-Dec-98           $57,490            $57,561            $57,053
31-Jan-99           $57,305            $57,252            $56,881
28-Feb-99           $56,025            $56,122            $55,528
31-Mar-99           $58,585            $58,699            $57,843
30-Apr-99           $60,955            $61,225            $60,186
31-May-99           $57,980            $58,137            $57,086
30-Jun-99           $60,200            $60,507            $59,313
31-Jul-99           $62,385            $62,757            $61,074
31-Aug-99           $62,950            $63,342            $61,300
30-Sep-99           $64,115            $64,425            $61,919
31-Oct-99           $67,575            $67,857            $64,241
30-Nov-99           $70,660            $70,806            $66,470
31-Dec-99           $76,920            $77,025            $72,439
31-Jan-00           $70,880            $71,433            $67,839
29-Feb-00           $71,870            $72,588            $69,664
31-Mar-00           $76,050            $76,708            $72,367
30-Apr-00           $71,905            $72,561            $68,561
31-May-00           $69,895            $70,431            $66,888
30-Jun-00           $72,515            $73,058            $69,503
31-Jul-00           $69,740            $70,228            $66,591
31-Aug-00           $70,995            $71,462            $67,169
30-Sep-00           $67,310            $67,769            $63,898
31-Oct-00           $65,110            $65,658            $62,390
30-Nov-00           $62,185            $62,703            $60,050
31-Dec-00           $63,455            $64,024            $62,182
31-Jan-01           $63,955            $64,706            $62,201
28-Feb-01           $58,470            $59,090            $57,548
31-Mar-01           $54,570            $55,001            $53,641
30-Apr-01           $58,315            $58,788            $57,326
31-May-01           $56,230            $56,592            $55,205
30-Jun-01           $53,835            $54,175            $52,936
31-Jul-01           $52,485            $52,866            $52,020
31-Aug-01           $51,015            $51,386            $50,813
30-Sep-01           $46,385            $46,733            $45,666
31-Oct-01           $47,235            $47,628            $46,835
30-Nov-01           $48,700            $49,119            $48,563
31-Dec-01           $49,040            $49,452            $48,850
31-Jan-02           $46,540            $46,876            $46,256
28-Feb-02           $46,890            $47,279            $46,579
31-Mar-02           $49,430            $49,771            $49,099
30-Apr-02           $49,590            $50,183            $49,423
31-May-02           $50,255            $50,891            $50,051
30-Jun-02           $48,220            $48,833            $48,059
31-Jul-02           $43,525            $44,067            $43,316
31-Aug-02           $43,410            $43,973            $43,216
30-Sep-02           $38,715            $39,225            $38,575
31-Oct-02           $40,945            $41,560            $40,646
30-Nov-02           $42,665            $43,395            $42,491
31-Dec-02           $41,385            $42,009            $41,064
31-Jan-03           $39,625            $40,243            $39,351
28-Feb-03           $38,825            $39,419            $38,450
31-Mar-03           $38,025            $38,642            $37,697
30-Apr-03           $41,625            $42,438            $41,391
31-May-03           $44,140            $44,981            $43,899
30-Jun-03           $45,180            $46,051            $44,961
31-Jul-03           $46,140            $47,098            $46,050
31-Aug-03           $46,860            $47,898            $47,159
30-Sep-03           $48,140            $49,233            $48,612
31-Oct-03           $50,980            $52,179            $51,640
30-Nov-03           $52,300            $53,566            $52,787
31-Dec-03           $56,485            $57,881            $56,909
31-Jan-04           $56,935            $58,377            $57,712
29-Feb-04           $58,195            $59,655            $59,045
31-Mar-04           $58,035            $59,446            $59,376
30-Apr-04           $56,935            $58,279            $58,034
31-May-04           $57,180            $58,609            $58,231
30-Jun-04           $58,240            $59,684            $59,506
31-Jul-04           $56,770            $58,155            $57,572
31-Aug-04           $56,810            $58,214            $57,826
30-Sep-04           $58,400            $59,877            $59,335
31-Oct-04           $60,440            $62,020            $61,358
30-Nov-04           $64,190            $65,891            $65,549
31-Dec-04           $66,850            $68,624            $68,427
31-Jan-05           $65,230            $67,001            $67,174
28-Feb-05           $68,140            $70,061            $70,076
31-Mar-05           $66,725            $68,544            $68,317
30-Apr-05           $65,395            $66,901            $66,712
31-May-05           $65,230            $66,987            $66,745
30-Jun-05           $66,020            $68,009            $67,633
31-Jul-05           $68,180            $70,098            $69,709
31-Aug-05           $70,550            $72,272            $71,473
30-Sep-05           $72,835            $74,987            $74,654
31-Oct-05           $71,050            $73,041            $72,474
30-Nov-05           $72,215            $74,665            $74,249
31-Dec-05           $75,500            $77,950            $77,702
31-Jan-06           $80,085            $82,678            $82,473
28-Feb-06           $79,535            $82,377            $82,291
31-Mar-06           $82,080            $84,642            $85,007
30-Apr-06           $86,160            $88,922            $89,070

  All figures on this page assume dividends and distributions were reinvested. Index figures do not include trading and management costs, which would lower performance. Indices are unmanaged, and you cannot invest in them directly. Performance results less than one year are not annualized.

1 The pre-tax total return and the graph do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. After-tax returns are calculated using the highest historical individual federal marginal income tax rates in effect as of 4/30/06 and do not reflect the impact of state and local taxes or the alternative minimum tax. Actual returns depend on an investor's situation and may differ from those shown. After-tax returns may not be relevant to investors who hold their fund shares through tax-deferred arrangements. Pre-liquidation after-tax returns reflect the tax effects of purchases and sales of securities within the fund portfolios and assume investors continue to hold fund shares at the end of the measurement periods. Post-liquidation figures assume investors sold fund shares at the end of the measurement periods and reflect both the effects of taxable distributions and any taxable gains or losses realized upon the sale of shares. Source for category information: Morningstar, Inc. Some funds in this category may not use tax-efficient strategies.

2 Fund expenses have been partially absorbed by CSIM and Schwab. Without these reductions, the fund's returns would have been lower.


24 Schwab Equity Index Funds

SCHWAB INTERNATIONAL INDEX FUND

FUND FACTS as of 4/30/06

STYLE ASSESSMENT 1

[GRAPHIC]

                           INVESTMENT STYLE
                      Value     Blend     Growth
MARKET CAP
  Large                / /       /X/        / /
  Medium               / /       / /        / /
  Small                / /       / /        / /

TOP HOLDINGS 2

                                                                        % OF
SECURITY                                                              NET ASSETS
--------------------------------------------------------------------------------
(1)  BP PLC                                                               2.5%
--------------------------------------------------------------------------------
(2)  HSBC HOLDINGS PLC                                                    1.9%
--------------------------------------------------------------------------------
(3)  TOTAL SA, Class B                                                    1.7%
--------------------------------------------------------------------------------
(4)  GLAXOSMITHKLINE PLC                                                  1.6%
--------------------------------------------------------------------------------
(5)  ROYAL DUTCH SHELL PLC, Class A                                       1.6%
--------------------------------------------------------------------------------
(6)  NOVARTIS AG, Registered                                              1.5%
--------------------------------------------------------------------------------
(7)  TOYOTA MOTOR CORP.                                                   1.5%
--------------------------------------------------------------------------------
(8)  MITSUBISHI TOYKO FINANCIAL GROUP, INC.                               1.5%
--------------------------------------------------------------------------------
(9)  VODAFONE GROUP PLC                                                   1.5%
--------------------------------------------------------------------------------
(10) UBS AG, Registered                                                   1.3%
--------------------------------------------------------------------------------
     TOTAL                                                               16.6%

STATISTICS

NUMBER OF HOLDINGS                                                         353
--------------------------------------------------------------------------------
WEIGHTED AVERAGE MARKET CAP ($ x 1,000,000)                              $68,763
--------------------------------------------------------------------------------
PRICE/EARNINGS RATIO (P/E)                                                16.7
--------------------------------------------------------------------------------
PRICE/BOOK RATIO (P/B)                                                     2.6
--------------------------------------------------------------------------------
PORTFOLIO TURNOVER RATE 3                                                  10%
--------------------------------------------------------------------------------
MINIMUM INITIAL INVESTMENT 4
 Investor Shares                                                         $2,500
  ($1,000 for retirement, education and custodial accounts)
 Select Shares                                                           $50,000
--------------------------------------------------------------------------------

SECTOR AND COUNTRY WEIGHTINGS % of Investments

These charts show the fund's sector and country composition as of the report date. A sector is a portion of the overall stock market that is made up of industries whose business components share similar characteristics.

SECTOR

[PIE CHART]

33.4%  FINANCIALS

11.2%  ENERGY

 9.4%  CONSUMER DISCRETIONARY

 7.7%  MATERIALS

 7.5%  HEALTH CARE

 7.2%  CONSUMER STAPLES

 6.5%  INDUSTRIALS

 6.0%  TELECOMMUNICATION SERVICES

 5.3%  INFORMATION TECHNOLOGY

 5.1%  UTILITIES

 0.7%  OTHER

COUNTRY

[PIE CHART]

30.9%  UNITED KINGDOM

20.3%  JAPAN

 9.9%  FRANCE

 7.5%  GERMANY

 7.3%  SWITZERLAND

 6.9%  CANADA

 4.3%  AUSTRALIA

 4.1%  SPAIN

 3.9%  NETHERLANDS

 3.2%  ITALY

 1.7%  SWEDEN

  Portfolio holdings may have changed since the report date.

  Source of Sector Classification: S&P and MSCI.

1 Source: Morningstar, Inc. This style assessment is the result of evaluating the fund based on a ten-factor model for value and growth characteristics. The fund's market capitalization placement is determined by the geometric mean of its holdings' market capitalizations. The assessment reflects the fund's portfolio as of 4/30/06, which may have changed since then, and is not a precise indication of risk or performance--past, present, or future.

2 This list is not a recommendation of any security by the investment adviser.

3 Not annualized.

4 Please see prospectus for further detail and eligibility requirements.


                                                    Schwab Equity Index Funds 25

FUND EXPENSES (unaudited)

EXAMPLES FOR A $1,000 INVESTMENT

As a fund shareholder, you incur two types of costs: transaction costs, such as redemption fees; and, ongoing costs, such as management fees, transfer agent and shareholder services fees, and other fund expenses.

The expense examples below are intended to help you understand your ongoing cost (in dollars) of investing in a fund and to compare this cost with the ongoing cost of investing in other mutual funds. These examples are based on an investment of $1,000 invested for six-months beginning November 1, 2005 and held through April 30, 2006.

ACTUAL RETURN lines in the table below provide information about actual account values and actual expenses. You may use this information, together with the amount you invested, to estimate the expenses that you paid over the period. To do so, simply divide your account value by $1,000 (for example, an $8,600 account value / $1,000 = 8.6), then multiply the result by the number given for your fund or share class under the heading entitled "Expenses Paid During Period."

HYPOTHETICAL RETURN lines in the table below provide information about hypothetical account values and hypothetical expenses based on a fund's or share class' actual expense ratio and an assumed return of 5% per year before expenses. Because the return used is not an actual return, it may not be used to estimate the actual ending account value or expenses you paid for the period.

You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only, and do not reflect any transactional costs, such as redemption fees. If these transactional costs were included, your costs would have been higher.

                                                                                     ENDING
                                                                BEGINNING        ACCOUNT VALUE            EXPENSES
                                           EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                            (Annualized)        at 11/1/05         at 4/30/06         11/1/05-4/30/06
------------------------------------------------------------------------------------------------------------------------
SCHWAB S&P 500 INDEX FUND

Investor Shares
 Actual Return                                  0.36%             $1,000           $1,094.90               $1.87
 Hypothetical 5% Return                         0.36%             $1,000           $1,023.01               $1.81

Select Shares(R)
 Actual Return                                  0.19%             $1,000           $1,095.60               $0.99
 Hypothetical 5% Return                         0.19%             $1,000           $1,023.85               $0.95

e.Shares(R)
 Actual Return                                  0.21%             $1,000           $1,096.00               $1.09
 Hypothetical 5% Return                         0.21%             $1,000           $1,023.75               $1.05

------------------------------------------------------------------------------------------------------------------------
SCHWAB INSTITUTIONAL SELECT(R)
S&P 500 FUND

 Actual Return                                  0.10%             $1,000           $1,096.10               $0.52
 Hypothetical 5% Return                         0.10%             $1,000           $1,024.30               $0.50

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


26 Schwab Equity Index Funds

FUND EXPENSES continued

                                                                                     ENDING
                                                                BEGINNING        ACCOUNT VALUE            EXPENSES
                                           EXPENSE RATIO 1    ACCOUNT VALUE    (Net of Expenses)    PAID DURING PERIOD 2
                                            (Annualized)        at 11/1/05         at 4/30/06         11/1/05-4/30/06
------------------------------------------------------------------------------------------------------------------------
SCHWAB 1000 INDEX(R) FUND

Investor Shares
 Actual Return                                  0.49%             $1,000            $1,097.90               $2.55
 Hypothetical 5% Return                         0.49%             $1,000            $1,022.36               $2.46

Select Shares
 Actual Return                                  0.34%             $1,000            $1,098.70               $1.77
 Hypothetical 5% Return                         0.34%             $1,000            $1,023.11               $1.71

------------------------------------------------------------------------------------------------------------------------
SCHWAB SMALL-CAP INDEX FUND(R)

Investor Shares
 Actual Return                                  0.57%             $1,000            $1,168.00               $3.06
 Hypothetical 5% Return                         0.57%             $1,000            $1,021.97               $2.86

Select Shares
 Actual Return                                  0.42%             $1,000            $1,168.70               $2.26
 Hypothetical 5% Return                         0.42%             $1,000            $1,022.71               $2.11

------------------------------------------------------------------------------------------------------------------------
SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

Investor Shares
 Actual Return                                  0.53%             $1,000            $1,104.50               $2.77
 Hypothetical 5% Return                         0.53%             $1,000            $1,022.17               $2.66

Select Shares
 Actual Return                                  0.38%             $1,000            $1,105.40               $1.98
 Hypothetical 5% Return                         0.38%             $1,000            $1,022.91               $1.91

------------------------------------------------------------------------------------------------------------------------
SCHWAB INTERNATIONAL INDEX FUND(R)

Investor Shares
 Actual Return                                  0.68%             $1,000            $1,211.90               $3.73
 Hypothetical 5% Return                         0.68%             $1,000            $1,021.42               $3.41

Select Shares
 Actual Return                                  0.50%             $1,000            $1,212.70               $2.74
 Hypothetical 5% Return                         0.50%             $1,000            $1,022.32               $2.51

1 Based on the most recent six-month expense ratio; may differ from the expense ratio provided in Financial Highlights.

2 Expenses for each share class are equal to its annualized expense ratio, multiplied by the average account value over the period, multiplied by 181 days of the period, and divided by 365 days of the fiscal year.


                                                    Schwab Equity Index Funds 27

SCHWAB S&P 500 INDEX FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.79        17.61        16.36        13.79        16.45        22.15
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.17         0.34         0.23         0.20         0.20         0.17
  Net realized and unrealized gains or losses                1.60         1.14         1.23         2.57        (2.68)       (5.70)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.77         1.48         1.46         2.77        (2.48)       (5.53)
Less distributions:
  Dividends from net investment income                      (0.30)       (0.30)       (0.21)       (0.20)       (0.18)       (0.17)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.26        18.79        17.61        16.36        13.79        16.45
                                                           -------------------------------------------------------------------------
Total return (%)                                             9.49 1       8.44         9.03        20.39       (15.32)      (25.11)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.36 2       0.37         0.37         0.36         0.35         0.35
  Gross operating expenses                                   0.36 2       0.40         0.45         0.46         0.46         0.46
  Net investment income                                      1.65 2       1.74         1.35         1.45         1.21         0.95
Portfolio turnover rate                                         2 1          4            3            3            8            4
Net assets, end of period ($ x 1,000,000)                   3,760        3,666        3,849        3,510        2,760        3,070

* Unaudited.

1 Not annualized.

2 Annualized.


28 See financial notes.

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
SELECT SHARES                                              4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.88        17.68        16.41        13.83        16.50        22.21
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.19         0.36         0.26         0.24         0.22         0.20
  Net realized and unrealized gains or losses                1.60         1.16         1.24         2.57        (2.69)       (5.71)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.79         1.52         1.50         2.81        (2.47)       (5.51)
Less distributions:
  Dividends from net investment income                      (0.34)       (0.32)       (0.23)       (0.23)       (0.20)       (0.20)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.33        18.88        17.68        16.41        13.83        16.50
                                                           -------------------------------------------------------------------------
Total return (%)                                             9.56 1       8.66         9.25        20.62       (15.20)      (24.97)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.19 2       0.19         0.19         0.19         0.19         0.19
  Gross operating expenses                                   0.20 2       0.25         0.30         0.31         0.31         0.31
  Net investment income                                      1.82 2       1.92         1.53         1.63         1.37         1.11
Portfolio turnover rate                                         2 1          4            3            3            8            4
Net assets, end of period ($ x 1,000,000)                   3,997        3,938        4,119        3,692        3,029        3,563

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 29

SCHWAB S&P 500 INDEX FUND

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
E.SHARES                                                   4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      18.81        17.62        16.37        13.79        16.46        22.17
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.19         0.39         0.26         0.23         0.23         0.20
  Net realized and unrealized gains or losses                1.60         1.11         1.21         2.56        (2.71)       (5.71)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            1.79         1.50         1.47         2.79        (2.48)       (5.51)
Less distributions:
  Dividends from net investment income                      (0.33)       (0.31)       (0.22)       (0.21)       (0.19)       (0.20)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.27        18.81        17.62        16.37        13.79        16.46
                                                           -------------------------------------------------------------------------
Total return (%)                                             9.60 1       8.58         9.10        20.55       (15.32)      (25.02)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.21 2       0.24         0.28         0.28         0.28         0.28
  Gross operating expenses                                   0.21 2       0.25         0.30         0.31         0.31         0.31
  Net investment income                                      1.80 2       1.88         1.44         1.54         1.28         1.02
Portfolio turnover rate                                         2 1          4            3            3            8            4
Net assets, end of period ($ x 1,000,000)                     225          220          249          246          220          304

* Unaudited.

1 Not annualized.

2 Annualized.


30 See financial notes.

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
 99.9%  COMMON STOCK                                  6,011,602       7,970,969

   --%  U.S. TREASURY
        OBLIGATION                                        1,730           1,730
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             6,013,332       7,972,699

  1.9%  COLLATERAL INVESTED
        FOR SECURITIES
        ON LOAN                                         153,343         153,343

(1.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (143,597)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    7,982,445

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ X 1,000)
COMMON STOCK 99.9% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Other Securities                          2,119,604          0.5          38,752

BANKS 5.9%
--------------------------------------------------------------------------------
Wachovia Corp.                            1,103,145          0.8          66,023
Wells Fargo & Co.                         1,122,198          1.0          77,084
Other Securities                          7,425,873          4.1         324,757
                                                        --------     -----------
                                                             5.9         467,864
CAPITAL GOODS 9.0%
--------------------------------------------------------------------------------
3M Co.                                      509,761          0.5          43,549
General Electric Co.                      6,991,906          3.0         241,850
The Boeing Co.                              547,990          0.6          45,730
United Technologies Corp.                   695,634          0.6          43,693
Other Securities                          6,273,582          4.3         341,110
                                                        --------     -----------
                                                             9.0         715,932
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Other Securities                          1,899,434          0.7          59,593

CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Other Securities                          2,323,390          1.2          95,463

CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Other Securities                          3,064,370          1.6         127,213

DIVERSIFIED FINANCIALS 10.3%
--------------------------------------------------------------------------------
American Express Co.                        847,084          0.6          45,582
Bank of America Corp.                     3,119,832          2.0         155,742
Citigroup, Inc.                           3,360,943          2.1         167,879
JPMorgan Chase & Co.                      2,350,716          1.3         106,675
Merrill Lynch & Co., Inc.                   627,690          0.6          47,868
Morgan Stanley                              734,548          0.6          47,231
The Charles Schwab
   Corp. (b)                                696,696          0.2          12,471
The Goldman Sachs
   Group, Inc.                              292,860          0.6          46,943
Other Securities                          3,160,709          2.3         188,864
                                                        --------     -----------
                                                            10.3         819,255


                                                         See financial notes. 31

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ x 1,000)
ENERGY 9.8%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1,492,846          1.1          91,093
ConocoPhillips                            1,102,104          0.9          73,731
Exxon Mobil Corp.                         4,108,071          3.3         259,137
Schlumberger Ltd.                           793,759          0.7          54,880
Other Securities                          5,080,152          3.8         306,015
                                                        --------     -----------
                                                             9.8         784,856
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                     1,669,193          0.9          75,164
Other Securities                          3,167,753          1.4         105,916
                                                        --------     -----------
                                                             2.3         181,080
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc.                        1,395,989          1.3         102,130
PepsiCo, Inc.                             1,112,831          0.8          64,811
The Coca-Cola Co.                         1,404,447          0.7          58,931
Other Securities                          3,888,780          1.8         140,568
                                                        --------     -----------
                                                             4.6         366,440
HEALTH CARE EQUIPMENT & SERVICES 4.4%
--------------------------------------------------------------------------------
Medtronic, Inc.                             803,396          0.5          40,266
UnitedHealth Group, Inc.                    911,008          0.6          45,313
Other Securities                          5,916,081          3.3         263,451
                                                        --------     -----------
                                                             4.4         349,030
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.                      2,216,343          1.6         129,013
Other Securities                          1,093,740          0.7          56,293
                                                        --------     -----------
                                                             2.3         185,306
INSURANCE 4.8%
--------------------------------------------------------------------------------
American International
   Group, Inc.                            1,752,527          1.4         114,352
Other Securities                          5,036,397          3.4         272,828
                                                        --------     -----------
                                                             4.8         387,180
MATERIALS 3.1%
--------------------------------------------------------------------------------
Other Securities                          4,955,646          3.1         246,946

MEDIA 3.3%
--------------------------------------------------------------------------------
Comcast Corp., Class A *                  1,421,332          0.6          43,990
Time Warner, Inc.                         3,041,929          0.7          52,930
Other Securities                          5,610,885          2.0         162,627
                                                        --------     -----------
                                                             3.3         259,547
PHARMACEUTICALS & BIOTECHNOLOGY 7.8%
--------------------------------------------------------------------------------
Abbott Laboratories                       1,033,479          0.6          44,171
Amgen, Inc. *                               780,718          0.7          52,855
Eli Lilly & Co.                             758,998          0.5          40,166
Johnson & Johnson                         1,998,995          1.5         117,161
Merck & Co., Inc.                         1,493,427          0.6          51,404
Pfizer, Inc.                              4,958,607          1.6         125,602
Wyeth                                       909,882          0.6          44,284
Other Securities                          4,485,848          1.7         149,569
                                                        --------     -----------
                                                             7.8         625,212
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Other Securities                          1,471,543          0.9          72,890

RETAILING 3.8%
--------------------------------------------------------------------------------
Home Depot, Inc.                          1,420,313          0.7          56,713
Other Securities                          5,942,990          3.1         244,806
                                                        --------     -----------
                                                             3.8         301,519
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Intel Corp.                               3,925,166          1.0          78,425
Texas Instruments, Inc.                   1,099,290          0.5          38,156
Other Securities                          4,895,251          1.5         125,260
                                                        --------     -----------
                                                             3.0         241,841
SOFTWARE & SERVICES 5.3%
--------------------------------------------------------------------------------
Google, Inc., Class A *                     134,770          0.7          56,326
Microsoft Corp.                           5,969,102          1.8         144,154
Other Securities                          8,419,438          2.8         222,535
                                                        --------     -----------
                                                             5.3         423,015
TECHNOLOGY HARDWARE & EQUIPMENT 7.1%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                      577,402          0.5          40,643
Cisco Systems, Inc. *                     4,149,898          1.1          86,940
Dell, Inc. *                              1,567,194          0.5          41,061
Hewlett-Packard Co.                       1,928,058          0.8          62,604
International Business
   Machines Corp.                         1,057,647          1.1          87,087
Qualcomm, Inc.                            1,122,308          0.7          57,619
Other Securities                         14,879,815          2.4         187,724
                                                        --------     -----------
                                                             7.1         563,678
TELECOMMUNICATION SERVICES 3.2%
--------------------------------------------------------------------------------
AT&T Corp.                                2,605,995          0.9          68,303
BellSouth Corp.                           1,207,575          0.5          40,792
Sprint Corp. (FON Group)                  2,018,827          0.6          50,067


32 See financial notes.

SCHWAB S&P 500 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ x 1,000)
Verizon Communications,
   Inc.                                   1,995,021          0.8          65,896
Other Securities                          1,696,909          0.4          31,045
                                                        --------     -----------
                                                             3.2         256,103
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service,
   Inc., Class B                            737,390          0.8          59,780
Other Securities                          1,563,642          1.1          95,167
                                                        --------     -----------
                                                             1.9         154,947
UTILITIES 3.1%
--------------------------------------------------------------------------------
Other Securities                          6,713,965          3.1         247,307

SECURITY
RATE, MATURITY DATE
FACE AMOUNT ($ X 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

Other Securities
   4.65%,
   06/15/06                                   1,740           --           1,730

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
1.9% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                             153,343         153,343

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $6,079,685, and the unrealized appreciation and depreciation were $2,572,898 and ($679,884), respectively, with a net unrealized appreciation of $1,893,014.

*   Non-income producing security.
(a) All or a portion of this security is on loan. Please see the complete schedule of portfolio holdings.
(b) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 33

SCHWAB S&P 500 INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $148,592 (cost $6,013,332)                                $7,972,699
Collateral invested for securities on loan                              153,343
Receivables:
   Fund shares sold                                                       7,643
   Dividends                                                              9,914
   Investments sold                                                         103
   Due from brokers for futures                                              22
   Income from securities on loan                                            14
Prepaid expenses                                                   +         62
                                                                   ------------
TOTAL ASSETS                                                          8,143,800

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              153,343
Bank overdraft                                                            1,811
Payables:
   Investments bought                                                       503
   Investment adviser and administrator fees                                 59
   Transfer agent and shareholder services fees                             106
   Trustee fees                                                               9
Fund shares redeemed                                                      5,346
Accrued expenses                                                   +        178
                                                                   ------------
TOTAL LIABILITIES                                                       161,355

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          8,143,800
TOTAL LIABILITIES                                                  -    161,355
                                                                   ------------
NET ASSETS                                                           $7,982,445

NET ASSETS BY SOURCE
Capital received from investors                                       6,879,295
Net investment income not yet distributed                                40,235
Net realized capital losses                                            (896,452)
Net unrealized capital gains                                          1,959,367

NET ASSET VALUE (NAV) BY SHARES CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares  $3,759,914         185,581     $20.26
Select Shares    $3,997,040         196,612     $20.33
e.Shares           $225,491          11,126     $20.27


34 See financial notes.

SCHWAB S&P 500 INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $79,018
Interest                                                                    398
Lending of securities                                                +       91
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  79,507

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized loss on investments                                        (79,099)
Net realized gains on futures contracts                              +    2,103
                                                                     -----------
NET REALIZED LOSSES                                                     (76,996)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     732,899
Net unrealized loss on futures contracts                             +      (42)
                                                                     -----------
NET UNREALIZED GAINS                                                    732,857

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 3,562
Transfer agent and shareholder service fees:
   Investor Shares                                                        4,684
   Select Shares                                                          1,919
   e.Shares                                                                 111
Trustees' fees                                                               27
Custodian fees                                                              130
Portfolio accounting fees                                                   264
Professional fees                                                            41
Registration fees                                                            49
Shareholder reports                                                          93
Other expenses                                                       +      115
                                                                     -----------
Total expenses                                                           10,995
Expense reduction                                                    -      266
                                                                     -----------
NET EXPENSES                                                             10,729

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  79,507
NET EXPENSES                                                         -   10,729
                                                                     -----------
NET INVESTMENT INCOME                                                    68,778
NET REALIZED LOSSES                                                     (76,996)
NET UNREALIZED GAINS                                                 +  732,857
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $724,639


                                                         See financial notes. 35

SCHWAB S&P 500 INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------------------
                                                    11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                       $68,778            $150,655
Net realized gains or losses                                (76,996)             77,682
Net unrealized gains                                +       732,857             464,991
                                                    ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                      724,639             693,328

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                              57,584              64,372
Select Shares                                                67,949              75,732
e.Shares                                            +         3,806               4,246
                                                    ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                 $129,339            $144,350

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------
                                               11/1/05-4/30/06       11/1/04-10/31/05
                                             SHARES        VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                               9,981     $197,377    24,608     $453,452
Select Shares                                14,917      294,800    44,426      826,293
e.Shares                                  +   1,207       23,792     2,521       46,535
                                          ----------------------------------------------
TOTAL SHARES SOLD                            26,105     $515,969    71,555   $1,326,280

SHARES REINVESTED
Investor Shares                               2,823      $55,000     3,370      $61,509
Select Shares                                 3,056       59,681     3,694       67,604
e.Shares                                  +     177        3,443       210        3,838
                                          ----------------------------------------------
TOTAL SHARES REINVESTED                       6,056     $118,124     7,274     $132,951

SHARES REDEEMED
Investor Shares                             (22,302)   ($439,568)  (51,474)   ($955,673)
Select Shares                               (29,967)    (593,136)  (72,497)  (1,349,747)
e.Shares                                  +  (1,950)     (38,361)   (5,182)     (96,047)
                                          ----------------------------------------------
TOTAL SHARES REDEEMED                       (54,219) ($1,071,065) (129,153) ($2,401,467)

NET TRANSACTIONS IN FUND SHARES             (22,058)   ($436,972)  (50,324)   ($942,236)

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------------
                                               11/1/05-4/30/06       11/1/04-10/31/05
                                             SHARES   NET ASSETS    SHARES   NET ASSETS
Beginning of period                         415,377   $7,824,117   465,701   $8,217,375
Total increase or decrease                + (22,058)     158,328   (50,324)    (393,258)
                                          ----------------------------------------------
END OF PERIOD                               393,319   $7,982,445   415,377   $7,824,117
                                          ----------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED                $40,235               $100,796


36 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
                                                      4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  9.57          8.95          8.30          7.00          8.36         11.26
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.09          0.15          0.13          0.12          0.12          0.12
   Net realized and unrealized gains or losses          0.82          0.62          0.64          1.30         (1.37)        (2.91)
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      0.91          0.77          0.77          1.42         (1.25)        (2.79)
Less distributions:
   Dividends from net investment income                (0.13)        (0.15)        (0.12)        (0.12)        (0.11)        (0.11)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       10.35          9.57          8.95          8.30          7.00          8.36
                                                      ------------------------------------------------------------------------------
Total return (%)                                        9.61 1        8.64          9.36         20.65        (15.18)       (24.95)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.10 2        0.10          0.15          0.15          0.15          0.15
   Gross operating expenses                             0.27 2        0.33          0.35          0.36          0.37          0.37
   Net investment income                                1.91 2        1.82          1.56          1.65          1.38          1.14
Portfolio turnover rate                                    1 1           3             3             4            12            13
Net assets, end of period ($ x 1,000,000)              1,627         1,246           348           272           203           261

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 37

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------
 97.6%  COMMON STOCK                                 1,450,531        1,587,548

  2.1%  SHORT-TERM
        INVESTMENT                                      33,759           33,759

  0.1%  U.S. TREASURY
        OBLIGATION                                       1,385            1,385

   --%  WARRANTS                                            --                5
--------------------------------------------------------------------------------
 99.8%  TOTAL INVESTMENTS                            1,485,675        1,622,697

  3.2%  COLLATERAL INVESTED
        FOR SECURITIES ON LOAN                          52,289           52,289

(3.0)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (48,078)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,626,908

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
COMMON STOCK 97.6% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Other Securities                            426,790          0.5           7,808

BANKS 5.7%
--------------------------------------------------------------------------------
Wachovia Corp.                              216,884          0.8          12,981
Wells Fargo & Co.                           223,507          0.9          15,353
Other Securities                          1,466,658          4.0          64,265
                                                        --------     -----------
                                                             5.7          92,599
CAPITAL GOODS 8.7%
--------------------------------------------------------------------------------
3M Co.                                      100,918          0.5           8,621
General Electric Co. (b)                  1,389,157          3.0          48,051
The Boeing Co.                              108,755          0.6           9,076
United Technologies Corp.                   135,183          0.5           8,491
Other Securities                          1,248,908          4.1          67,971
                                                        --------     -----------
                                                             8.7         142,210
COMMERCIAL SERVICES & SUPPLIES 0.7%
--------------------------------------------------------------------------------
Other Securities                            380,918          0.7          11,931

CONSUMER DURABLES & APPAREL 1.2%
--------------------------------------------------------------------------------
Other Securities                            471,024          1.2          19,376

CONSUMER SERVICES 1.6%
--------------------------------------------------------------------------------
Other Securities                            613,412          1.6          25,496

DIVERSIFIED FINANCIALS 10.0%
--------------------------------------------------------------------------------
American Express Co.                        167,007          0.6           8,987
Bank of America Corp.                       619,453          1.9          30,923
Citigroup, Inc. (b)                         670,119          2.1          33,472
JPMorgan Chase & Co.                        467,242          1.3          21,203
Merrill Lynch & Co., Inc. (a)               123,751          0.6           9,437
Morgan Stanley                              144,865          0.6           9,315
The Charles Schwab
   Corp. (c)                                138,053          0.2           2,471
The Goldman Sachs
   Group, Inc.                               58,280          0.6           9,342
Other Securities                            633,595          2.1          37,800
                                                        --------     -----------
                                                            10.0         162,950
ENERGY 9.7%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                         295,180          1.1          18,012
ConocoPhillips                              219,278          0.9          14,670
Exxon Mobil Corp. (b)                       818,509          3.2          51,632
Schlumberger Ltd.                           157,960          0.7          10,921
Other Securities                          1,024,669          3.8          61,573
                                                        --------     -----------
                                                             9.7         156,808


38 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
FOOD & STAPLES RETAILING 2.2%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (b)                   331,003          0.9          14,905
Other Securities                            618,591          1.3          20,653
                                                        --------     -----------
                                                             2.2          35,558
FOOD, BEVERAGE & TOBACCO 4.5%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                      277,037          1.3          20,268
PepsiCo, Inc.                               221,457          0.8          12,898
The Coca-Cola Co.                           278,685          0.7          11,694
Other Securities                            769,940          1.7          27,697
                                                        --------     -----------
                                                             4.5          72,557
HEALTH CARE EQUIPMENT & SERVICES 4.3%
--------------------------------------------------------------------------------
Medtronic, Inc.                             158,177          0.5           7,928
UnitedHealth Group, Inc.                    179,731          0.6           8,940
Other Securities                          1,187,361          3.2          52,508
                                                        --------     -----------
                                                             4.3          69,376
HOUSEHOLD & PERSONAL PRODUCTS 2.3%
--------------------------------------------------------------------------------
Procter & Gamble Co.                        442,075          1.6          25,733
Other Securities                            227,184          0.7          11,528
                                                        --------     -----------
                                                             2.3          37,261
INSURANCE 4.7%
--------------------------------------------------------------------------------
American International
   Group, Inc.                              346,166          1.4          22,587
Other Securities                            996,518          3.3          54,104
                                                        --------     -----------
                                                             4.7          76,691
MATERIALS 3.0%
--------------------------------------------------------------------------------
Other Securities                            992,890          3.0          49,574

MEDIA 3.2%
--------------------------------------------------------------------------------
Comcast Corp.,
   Class A (b) *                            285,866          0.5           8,847
Time Warner, Inc.                           602,216          0.7          10,479
Other Securities                          1,119,904          2.0          32,486
                                                        --------     -----------
                                                             3.2          51,812
PHARMACEUTICALS & BIOTECHNOLOGY 7.6%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                     205,200          0.5           8,770
Amgen, Inc. (b) *                           154,266          0.7          10,444
Eli Lilly & Co.                             151,043          0.5           7,993
Johnson & Johnson                           396,907          1.4          23,263
Merck & Co., Inc.                           294,616          0.6          10,141
Pfizer, Inc. (b)                            981,301          1.5          24,856
Wyeth                                       179,132          0.5           8,718
Other Securities                            898,706          1.9          29,909
                                                        --------     -----------
                                                             7.6         124,094
REAL ESTATE 0.9%
--------------------------------------------------------------------------------
Other Securities                            291,826          0.9          14,430

RETAILING 3.7%
--------------------------------------------------------------------------------
Home Depot, Inc.                            280,687          0.7          11,208
Other Securities                          1,194,809          3.0          48,916
                                                        --------     -----------
                                                             3.7          60,124
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Intel Corp.                                 779,308          1.0          15,571
Other Securities                          1,255,497          2.0          32,833
                                                        --------     -----------
                                                             3.0          48,404
SOFTWARE & SERVICES 5.2%
--------------------------------------------------------------------------------
Google, Inc., Class A *                      27,017          0.7          11,291
Microsoft Corp. (b)                       1,187,871          1.8          28,687
Other Securities                          1,703,120          2.7          44,837
                                                        --------     -----------
                                                             5.2          84,815
TECHNOLOGY HARDWARE & EQUIPMENT 6.9%
--------------------------------------------------------------------------------
Apple Computer, Inc. *                      113,843          0.5           8,013
Cisco Systems, Inc. *                       828,626          1.1          17,360
Dell, Inc. (b) *                            309,593          0.5           8,111
Hewlett-Packard Co.                         381,550          0.8          12,389
International Business
   Machines Corp.                           211,184          1.1          17,389
Qualcomm, Inc.                              220,893          0.7          11,341
Other Securities                          3,059,611          2.2          38,198
                                                        --------     -----------
                                                             6.9         112,801
TELECOMMUNICATION SERVICES 3.1%
--------------------------------------------------------------------------------
AT&T Corp.                                  517,670          0.8          13,568
BellSouth Corp.                             239,828          0.5           8,101
Sprint Corp. (FON Group)                    396,631          0.6           9,837
Verizon Communications,
   Inc.                                     390,339          0.8          12,893
Other Securities                            346,834          0.4           6,356
                                                        --------     -----------
                                                             3.1          50,755
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service,
   Inc., Class B                            145,982          0.7          11,835
Other Securities                            308,562          1.2          18,746
                                                        --------     -----------
                                                             1.9          30,581


                                                         See financial notes. 39

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
UTILITIES 3.0%
--------------------------------------------------------------------------------
Other Securities                          1,354,742          3.0          49,537

SECURITY                                             FACE AMOUNT
   RATE, MATURITY DATE                               ($ X 1,000)
SHORT-TERM INVESTMENT 2.1% OF NET ASSETS

Brown Brothers
   Harriman & Co. Cash
   Management Sweep
   4.24%, 05/01/06                                        33,759          33,759

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                             % OF NET
($ X 1,000)                                              ASSETS
U.S. TREASURY OBLIGATION 0.1% OF NET ASSETS

Other Securities
   4.54% , 06/15/06                           1,393          0.1           1,385

                                                                        VALUE
SECURITY AND NUMBER OF SHARES                                        ($ x 1,000)
WARRANTS 0.0% OF NET ASSETS

Other Securities ,
   12/10/07                                  11,390           --               5

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 3.2%
OF NET ASSETS

State Street Navigator
   Security Lending
   Prime Portfolio                                        52,289          52,289

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $1,497,328, and the unrealized appreciation and depreciation were $188,050 and ($62,681), respectively, with a net unrealized appreciation of $125,369.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE     GAINS/LOSSES
FUTURES CONTRACTS

S&P 500 Index, e-mini,
     Long, expires 06/16/06                   324         21,318            151
S&P 500 Index, Long
     expires 06/15/06                          47         15,462            (15)
                                                                    ------------
                                                                            136

*   Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.


40 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $51,065 (cost $1,485,675)                                 $1,622,697
Collateral invested for securities on loan                               52,289
Receivables:
   Fund shares sold                                                       3,532
   Dividends                                                              1,960
   Due from brokers for futures                                              12
   Interest                                                                  12
   Income from securities on loan                                             2
Prepaid expenses                                                   +         41
                                                                   -------------
TOTAL ASSETS                                                          1,680,545

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               52,289
Payables:
   Investments bought                                                        83
   Fund shares redeemed                                                   1,100
   Transfer agent and shareholder services fees                              10
Accrued expenses                                                   +        155
                                                                   -------------
TOTAL LIABILITIES                                                        53,637

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,680,545
TOTAL LIABILITIES                                                  -     53,637
                                                                   -------------
NET ASSETS                                                           $1,626,908

NET ASSETS BY SOURCE
Capital received from investors                                       1,537,349
Net investment income not yet distributed                                 8,715
Net realized capital losses                                             (56,314)
Net unrealized capital gains                                            137,158

NET ASSET VALUE (NAV)

                    SHARES
NET ASSETS  /  OUTSTANDING  =    NAV
$1,626,908         157,132     10.35


                                                         See financial notes. 41

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $13,984
Interest                                                                    437
Securities on loan                                                   +       29
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  14,450

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized losses on investments                                       (6,592)
Net realized gains on futures contracts                              +    2,396
                                                                     -----------
NET REALIZED LOSSES                                                      (4,196)

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     118,778
Net unrealized gains on futures contracts                            +      232
                                                                     -----------
NET UNREALIZED GAINS                                                    119,010

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 1,098
Transfer agent and shareholder service fees                                 606
Trustees' fees                                                                6
Portfolio accounting fees                                                    55
Custodian fees                                                               36
Professional fees                                                            16
Registration fees                                                            80
Shareholder reports                                                          45
Other expenses                                                       +       12
                                                                     -----------
Total expenses                                                            1,954
Expense reduction                                                    -    1,231
                                                                     -----------
NET EXPENSES                                                                723

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  14,450
NET EXPENSES                                                         -      723
                                                                     -----------
NET INVESTMENT INCOME                                                    13,727
NET REALIZED LOSSES                                                      (4,196)
NET UNREALIZED GAINS                                                 +  119,010
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $128,541


42 See financial notes.

SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                          11/1/05-4/30/06      11/1/04-10/31/05
Net investment income                             $13,727               $15,535
Net realized losses                                (4,196)                 (626)
Net unrealized gains                      +       119,010                24,327
                                          --------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS            128,541                39,236

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
Dividends from net investment income              $18,249                $6,241

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                  11/1/05-4/30/06           11/1/04-10/31/05
                               SHARES          VALUE      SHARES          VALUE
Shares sold                    39,948       $401,728     102,956       $975,330
Shares reinvested               1,660         16,500         537          4,985
Shares redeemed             + (14,686)      (147,737)    (12,169)      (115,050)
                            ----------------------------------------------------
NET TRANSACTIONS IN
   FUND SHARES                 26,922       $270,491      91,324       $865,265

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                  11/1/05-4/30/06           11/1/04-10/31/0
                               SHARES     NET ASSETS      SHARES     NET ASSETS
Beginning of period           130,210     $1,246,125      38,886       $347,865
Total increase              +  26,922        380,783      91,324        898,260
                            ----------------------------------------------------
END OF PERIOD                 157,132     $1,626,908     130,210     $1,246,125
                            ----------------------------------------------------

NET INVESTMENT INCOME NOT YET DISTRIBUTED     $8,715                    $13,237


                                                         See financial notes. 43

SCHWAB 1000 INDEX(R) FUND

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                       4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 35.31         32.54         30.25         25.25         29.57         39.95
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.28          0.55          0.37          0.33          0.31          0.26
   Net realized and unrealized gains or losses          3.16          2.70          2.26          4.99         (4.36)       (10.40)
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      3.44          3.25          2.63          5.32         (4.05)       (10.14)
Less distributions:
   Dividends from net investment income                (0.46)        (0.48)        (0.34)        (0.32)        (0.27)        (0.24)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       38.29         35.31         32.54         30.25         25.25         29.57
                                                      ------------------------------------------------------------------------------
Total return (%)                                        9.79 1       10.04          8.78         21.34        (13.87)       (25.50)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.49 2        0.50          0.50          0.49          0.46          0.46
   Gross operating expenses                             0.49 2        0.50          0.50          0.51          0.52          0.51
   Net investment income                                1.42 2        1.49          1.15          1.27          1.04          0.78
Portfolio turnover rate                                    4 1           6             5             5             9             8
Net assets, end of period ($ x 1,000,000)              4,255         4,166         4,258         3,974         3,223         3,852

* Unaudited.

1 Not annualized.

2 Annualized.


44 See financial notes.

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
SELECT SHARES                                         4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                 35.34         32.56         30.27         25.26         29.58         39.98
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
   Net investment income                                0.29          0.56          0.42          0.37          0.35          0.31
   Net realized and unrealized gains or losses          3.17          2.74          2.25          4.99         (4.36)       (10.41)
                                                      ------------------------------------------------------------------------------
   Total income or loss from investment operations      3.46          3.30          2.67          5.36         (4.01)       (10.10)
Less distributions:
   Dividends from net investment income                (0.51)        (0.52)        (0.38)        (0.35)        (0.31)        (0.30)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                       38.29         35.34         32.56         30.27         25.26         29.58
                                                      ------------------------------------------------------------------------------
Total return (%)                                        9.87 1       10.21          8.90         21.52        (13.77)       (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                               0.34 2        0.35          0.35          0.35          0.35          0.35
   Gross operating expenses                             0.34 2        0.35          0.35          0.36          0.37          0.36
   Net investment income                                1.56 2        1.63          1.30          1.41          1.15          0.89
Portfolio turnover rate                                    4 1           6             5             5             9             8
Net assets, end of period ($ x 1,000,000)              2,512         2,328         2,138         1,996         1,588         1,911

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 45

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                       COST             VALUE
HOLDINGS BY CATEGORY                               ($ X 1,000)       ($ X 1,000)
--------------------------------------------------------------------------------

 99.8%  COMMON STOCK                                 3,358,125        6,752,642

  0.1%  FOREIGN COMMON
        STOCK                                            3,598            5,937

   --%  OTHER INVESTMENTS                                3,539            3,539

   --%  U.S. TREASURY
        OBLIGATION                                       1,193            1,193
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                            3,366,455        6,763,311

  5.7%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                             383,468          383,468

(5.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (380,036)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,766,743


                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
COMMON STOCK 99.8% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
Other Securities                          1,539,696          0.4          30,089

BANKS 5.5%
--------------------------------------------------------------------------------
Wachovia Corp.                              738,452          0.7          44,196
Wells Fargo & Co.                           758,898          0.8          52,129
Other Securities                          6,678,493          4.0         276,590
                                                        --------     -----------
                                                             5.5         372,915
CAPITAL GOODS 8.3%
--------------------------------------------------------------------------------
3M Co.                                      355,034          0.5          30,331
General Electric Co. (b)                  4,830,822          2.5         167,098
The Boeing Co.                              383,389          0.5          31,994
United Technologies Corp.                   472,763          0.4          29,694
Other Securities                          5,504,653          4.4         304,425
                                                        --------     -----------
                                                             8.3         563,542
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Other Securities                          1,965,010          1.0          66,573

CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Other Securities                          2,112,151          1.4          93,612

CONSUMER SERVICES 2.1%
--------------------------------------------------------------------------------
Other Securities                          3,521,571          2.1         145,793

DIVERSIFIED FINANCIALS 9.4%
--------------------------------------------------------------------------------
American Express Co. (b)                    589,477          0.5          31,720
Bank of America Corp. (b)                 2,153,468          1.6         107,501
Citigroup, Inc.                           2,399,975          1.8         119,879
JPMorgan Chase & Co.                      1,642,938          1.1          74,556
Merrill Lynch & Co., Inc.                   433,262          0.5          33,041
Morgan Stanley                              514,848          0.5          33,105
The Charles Schwab
   Corp. (b)(c)                             599,315          0.2          10,728
The Goldman Sachs
   Group, Inc.                              207,972          0.5          33,336
Other Securities                          3,305,303          2.7         190,013
                                                        --------     -----------
                                                             9.4         633,879


46 See financial notes.

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
ENERGY 9.3%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                       1,021,877          0.9          62,355
ConocoPhillips                              768,139          0.8          51,388
Exxon Mobil Corp.                         2,936,104          2.7         185,209
Schlumberger Ltd.                           544,006          0.5          37,613
Other Securities                          5,328,721          4.4         296,406
                                                        --------     -----------
                                                             9.3         632,971
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc. (a)(b)              1,909,877          1.2          86,002
Other Securities                          2,127,200          1.1          71,071
                                                        --------     -----------
                                                             2.3         157,073
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                      949,415          1.0          69,459
PepsiCo, Inc.                               766,287          0.7          44,629
The Coca-Cola Co.                         1,110,804          0.7          46,609
Other Securities                          4,356,049          2.2         153,491
                                                        --------     -----------
                                                             4.6         314,188
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                    628,712          0.5          31,272
Other Securities                          5,666,457          3.7         254,287
                                                        --------     -----------
                                                             4.2         285,559
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Procter & Gamble Co.                      1,576,602          1.4          91,774
Other Securities                            848,924          0.6          42,726
                                                        --------     -----------
                                                             2.0         134,500
INSURANCE 5.9%
--------------------------------------------------------------------------------
American International
   Group, Inc.                            1,197,136          1.2          78,113
Berkshire Hathaway,
   Inc., Class A *                              706          0.9          62,834
Other Securities                          4,978,229          3.8         255,430
                                                        --------     -----------
                                                             5.9         396,377
MATERIALS 3.2%
--------------------------------------------------------------------------------
Other Securities                          4,910,304          3.2         218,316

MEDIA 3.7%
--------------------------------------------------------------------------------
Comcast Corp., Class A *                    989,202          0.5          30,616
Time Warner, Inc.                         2,034,138          0.5          35,394
Other Securities                          8,230,857          2.7         186,520
                                                        --------     -----------
                                                             3.7         252,530
PHARMACEUTICALS & BIOTECHNOLOGY 7.3%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                     700,446          0.5          29,937
Amgen, Inc. (b) *                           558,760          0.6          37,828
Genentech, Inc. *                           472,019          0.6          37,625
Johnson & Johnson                         1,371,817          1.2          80,402
Merck & Co., Inc.                         1,038,585          0.5          35,748
Pfizer, Inc.                              3,461,210          1.3          87,672
Wyeth                                       598,983          0.4          29,152
Other Securities                          4,241,708          2.2         153,514
                                                        --------     -----------
                                                             7.3         491,878
REAL ESTATE 2.0%
--------------------------------------------------------------------------------
Other Securities                          2,959,596          2.0         132,896

RETAILING 3.9%
--------------------------------------------------------------------------------
Home Depot, Inc.                            968,695          0.6          38,680
Other Securities                          5,765,170          3.3         223,119
                                                        --------     -----------
                                                             3.9         261,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Intel Corp.                               2,761,028          0.8          55,165
Texas Instruments,
   Inc. (b)                                 811,084          0.4          28,153
Other Securities                          4,638,916          1.8         117,619
                                                        --------     -----------
                                                             3.0         200,937
SOFTWARE & SERVICES 5.9%
--------------------------------------------------------------------------------
Google, Inc., Class A *                     136,348          0.9          56,985
Microsoft Corp. (b)                       4,886,447          1.8         118,008
Oracle Corp. *                            2,388,510          0.5          34,848
Other Securities                          6,274,816          2.7         192,090
                                                        --------     -----------
                                                             5.9         401,931
TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                     3,078,089          1.0          64,486
Dell, Inc. *                              1,116,476          0.4          29,252
Hewlett-Packard Co.                       1,345,218          0.7          43,679
International Business
   Machines Corp.                           746,116          0.9          61,435
Qualcomm, Inc.                              775,828          0.6          39,831
Other Securities                         12,051,584          2.8         195,824
                                                        --------     -----------
                                                             6.4         434,507
TELECOMMUNICATION SERVICES 3.0%
--------------------------------------------------------------------------------
AT&T Corp. (b)                            1,811,648          0.7          47,483
BellSouth Corp.                             845,066          0.4          28,546
Sprint Corp. (FON
   Group) (b)                             1,367,507          0.5          33,914


                                                         See financial notes. 47

SCHWAB 1000 INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
Verizon Communications,
   Inc.                                   1,351,137          0.7          44,628
Other Securities                          2,267,721          0.7          46,437
                                                        --------     -----------
                                                             3.0         201,008
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                                  510,825          0.6          41,413
Other Securities                          1,679,800          1.3          86,839
                                                        --------     -----------
                                                             1.9         128,252
UTILITIES 3.0%
--------------------------------------------------------------------------------
Other Securities                          5,825,579          3.0         201,517

\FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
Other Securities                             96,995          0.1           5,937

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                             % OF NET
($ X 1,000)                                              ASSETS
OTHER INVESTMENTS 0.0% OF NET ASSETS

Other Securities
   1.00%, 12/31/30                            3,539          0.1           3,539

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

Other Securities
   4.65%, 06/15/06                            1,200           --           1,193

END OF INVESTMENTS.

                                                       NUMBER OF        VALUE
SECURITY                                                 SHARES      ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.7%
OF NET ASSETS

State Street Navigator
   Security Lending
   Prime Portfolio                                       383,468         383,468

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $3,371,206, and the unrealized appreciation and depreciation were $3,543,933 and ($151,828), respectively, with a net unrealized appreciation of $3,392,105.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF     CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE     GAINS/LOSSES
FUTURES CONTRACTS

S&P 500 Index, e-mini,
   Long, expires 06/16/06                        30        1,974              31

*   Non-income producing security.
(a) All or a portion of this security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.
(c) Issuer is affiliated with the fund's adviser.


48 See financial notes.

SCHWAB 1000 INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
   loan of $373,913 (cost $3,366,455)                                $6,763,311
Collateral invested for securities on loan                              383,468
Receivables:
   Fund shares sold                                                       3,281
   Dividends                                                              7,318
   Due from brokers for futures                                              11
   Interest                                                                  38
   Income from securities on loan                                            69
Prepaid expenses                                                   +         85
                                                                   ------------
TOTAL ASSETS                                                          7,157,581

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              383,468
Payables:
   Investments bought                                                       287
   Investment adviser and administrator fees                                123
   Transfer agent and shareholder services fees                             108
   Trustee fees                                                               7
   Fund shares redeemed                                                   6,673
Accrued expenses                                                   +        172
                                                                   ------------
TOTAL LIABILITIES                                                       390,838

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          7,157,581
TOTAL LIABILITIES                                                  -    390,838
                                                                   ------------
NET ASSETS                                                           $6,766,743

NET ASSETS BY SOURCE
Capital received from investors                                       3,726,642
Net investment income not yet distributed                                29,372
Net realized capital losses                                            (386,158)
Net unrealized capital gains                                          3,396,887

NET ASSET VALUE (NAV) BY SHARE CLASS

                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares  $4,255,015         111,123     $38.29
Select Shares    $2,511,728          65,594     $38.29


                                                         See financial notes. 49

SCHWAB 1000 INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign witholding taxes of $4)                        $63,046
Interest                                                                     237
Lending of securities                                                 +      256
                                                                      ----------
TOTAL INVESTMENT INCOME                                                   63,539

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        126,723
Net realized gains on futures contracts                               +      693
                                                                      ----------
NET REALIZED GAINS                                                       127,416

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      450,730
Net unrealized gains on futures contracts                             +       39
                                                                      ----------
NET UNREALIZED GAINS                                                     450,769

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  7,372
Transfer agent and shareholder service fees:
   Investor Shares                                                         5,298
   Select Shares                                                           1,220
Trustees' fees                                                                23
Custodian fees                                                                72
Portfolio accounting fees                                                    215
Professional fees                                                             35
Registration fees                                                             41
Shareholder reports                                                           88
Other expenses                                                        +       98
                                                                      ----------
TOTAL EXPENSES                                                            14,462

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   63,539
TOTAL EXPENSES                                                        -   14,462
                                                                      ----------
NET INVESTMENT INCOME                                                     49,077
NET REALIZED GAINS                                                       127,416
NET UNREALIZED GAINS                                                  +  450,769
                                                                      ----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $627,262


50 See financial notes.

SCHWAB 1000 INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

TRANSACTIONOPERATIONS
--------------------------------------------------------------------------------
                                            11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                               $49,077            $101,492
Net realized gains                                  127,416              45,444
Net unrealized gains                        +       450,769             485,599
                                            ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS              627,262             632,535

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                      53,026              61,678
Select Shares                               +        33,855              33,954
                                            ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME          $86,881             $95,632

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                   11/1/05-4/30/06          11/1/04-10/31/05
                                 SHARES        VALUE      SHARES          VALUE
SHARES SOLD
Investor Shares                   3,821      $142,076     10,950       $375,768
Select Shares                 +   5,303       196,974     11,316        393,335
                              --------------------------------------------------
TOTAL SHARES SOLD                 9,124      $339,050     22,266       $769,103

SHARES REINVESTED
Investor Shares                   1,329       $48,830      1,674        $56,670
Select Shares                 +     769        28,221        840         28,419
                              --------------------------------------------------
TOTAL SHARES REINVESTED           2,098       $77,051      2,514        $85,089

SHARES REDEEMED
Investor Shares                 (12,016)    ($446,989)   (25,490)     ($881,852)
Select Shares                 +  (6,351)     (236,301)   (11,930)      (410,943)
                              --------------------------------------------------
TOTAL SHARES REDEEMED           (18,367)    ($683,290)   (37,420)   ($1,292,795)

NET TRANSACTIONS IN FUND
   SHARES                        (7,145)    ($267,189)   (12,640)     ($438,603)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                   11/1/05-4/30/06          11/1/04-10/31/05
                                 SHARES    NET ASSETS     SHARES    NET ASSETS
Beginning of period             183,862    $6,493,551    196,502     $6,395,251
Total increase or decrease    +  (7,145)      273,192    (12,640)        98,300
                              --------------------------------------------------
END OF PERIOD                   176,717    $6,766,743    183,862     $6,493,551
                              --------------------------------------------------
NET INVESTMENT INCOME NET
   YET DISTRIBUTED              $29,372                  $67,176


                                                         See financial notes. 51

SCHWAB SMALL-CAP INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                       4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------

Net asset value at beginning of period                  22.31         19.92         18.22         13.27         15.98         21.06
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:

  Net investment income                                  0.12          0.14          0.13          0.11          0.13          0.07
  Net realized and unrealized gains or losses            3.60          2.38          1.68          4.98         (2.17)        (2.76)
                                                      ------------------------------------------------------------------------------
  Total income or loss from investment operations        3.72          2.52          1.81          5.09         (2.04)        (2.69)

Less distributions:

  Dividends from net investment income                  (0.14)        (0.13)        (0.11)        (0.14)        (0.09)        (0.08)
  Distributions from net realized gains                 (0.15)           --            --            --         (0.58)        (2.31)
                                                      ------------------------------------------------------------------------------
  Total distributions                                   (0.29)        (0.13)        (0.11)        (0.14)        (0.67)        (2.39)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        25.74         22.31         19.92         18.22         13.27         15.98
                                                      ------------------------------------------------------------------------------
Total return (%)                                        16.80 1       12.66          9.98         38.72        (13.66)       (13.66)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
   Net operating expenses                                0.57 2        0.58          0.59          0.56          0.49          0.49
   Gross operating expenses                              0.57 2        0.58          0.59          0.60          0.60          0.61
   Net investment income                                 0.92 2        0.57          0.66          0.74          0.77          0.49
Portfolio turnover rate                                    25 1          40            39            34            44            49
Net assets, end of period ($ x 1,000,000)                 887           823           869           886           722           804

* Unaudited.

1 Not annualized.

2 Annualized.


52 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
SELECT SHARES                                         4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  22.36         19.96         18.25         13.28         16.00         21.09
                                                      ------------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                  0.13          0.17          0.17         0.14           0.14          0.11
  Net realized and unrealized gains or losses            3.61          2.39          1.68         4.99          (2.18)        (2.78)
                                                      ------------------------------------------------------------------------------
  Total income or loss from investment operations        3.74          2.56          1.85         5.13          (2.04)        (2.67)

Less distributions:

  Dividends from net investment income                  (0.18)        (0.16)        (0.14)       (0.16)         (0.10)        (0.11)
  Distributions from net realized gains                 (0.15)           --            --           --          (0.58)        (2.31)
                                                      ------------------------------------------------------------------------------
  Total distributions                                   (0.33)        (0.16)        (0.14)       (0.16)         (0.68)        (2.42)
                                                      ------------------------------------------------------------------------------
Net asset value at end of period                        25.77         22.36         19.96        18.25          13.28         16.00
                                                      ------------------------------------------------------------------------------
Total return (%)                                        16.87 1       12.86         10.16        39.02         (13.62)       (13.56)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.42 2        0.41          0.42          0.41          0.38         0.38
  Gross operating expenses                               0.42 2        0.43          0.44          0.45          0.45         0.46
  Net investment income                                  1.07 2        0.74          0.82          0.89          0.88         0.60
Portfolio turnover rate                                    25 1          40            39            34            44           49
Net assets, end of period ($ x 1,000,000)                 867           795           761           759           638          727

 * Unaudited.

 1 Not annualized.

 2 Annualized.


                                                         See financial notes. 53

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.


                                                         COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
  99.8%  COMMON STOCK                                 1,317,145       1,750,228

   0.1%  SHORT-TERM
         INVESTMENT                                       2,473           2,473

    --%  U.S. TREASURY
         OBLIGATION                                         224             224
--------------------------------------------------------------------------------

  99.9%  TOTAL INVESTMENTS                            1,319,842       1,752,925

  11.8%  COLLATERAL INVESTED FOR
         SECURITIES ON LOAN                             206,607         206,607

(11.7)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (205,591)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,753,941


                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)

COMMON STOCK 99.8% OF NET ASSETS
AUTOMOBILES & COMPONENTS 0.9%
--------------------------------------------------------------------------------
Other Securities                              747,909         0.9         15,465

BANKS 8.2%
--------------------------------------------------------------------------------
Bancorpsouth, Inc.                            114,368         0.1          2,931
First Citizens BancShares,
   Inc., Class A                               15,465         0.1          2,958
Other Securities                            5,431,889         8.0        138,188
                                                         --------    -----------
                                                              8.2        144,077

CAPITAL GOODS 8.2%
--------------------------------------------------------------------------------
AGCO Corp. *                                  125,945         0.2          2,981
Armor Holdings, Inc. *                         48,216         0.2          2,945
DRS Technologies, Inc.                         54,291         0.2          3,015
GATX Corp.                                     69,790         0.2          3,266
Lincoln Electric
     Holdings, Inc.                            57,525         0.2          3,153
Toro Co.                                       60,335         0.2          2,984
Other Securities                            3,784,057         7.0        125,809
                                                         --------    -----------
                                                              8.2        144,153

COMMERCIAL SERVICES & SUPPLIES 3.5%
--------------------------------------------------------------------------------
Other Securities                            2,246,689         3.5         61,365

CONSUMER DURABLES & APPAREL 3.7%
--------------------------------------------------------------------------------
Other Securities                            2,487,522         3.7         65,457

CONSUMER SERVICES 4.6%
--------------------------------------------------------------------------------
Orient-Express Hotels
   Ltd., Class A                               79,772         0.2          3,271
Sotheby's Holdings,
    Inc., Class A *                            97,741         0.2          2,931
Other Securities                            2,496,798         4.2         74,262
                                                         --------    -----------
                                                              4.6         80,464

DIVERSIFIED FINANCIALS 2.1%
--------------------------------------------------------------------------------
Greenhill & Co., Inc. (a)                      45,682         0.2          3,240
Investment Technology
   Group, Inc. *                               63,465         0.2          3,363
Other Securities                            1,110,520         1.7         30,874
                                                         --------    -----------
                                                              2.1         37,477

ENERGY 8.1%
--------------------------------------------------------------------------------
Boardwalk Pipeline
   Partners, LP (a)                           141,435         0.2          3,187


54 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
Foundation Coal
   Holdings, Inc.                              62,278         0.2          3,157
Holly Corp.                                    41,603         0.2          3,211
Magellan Midstream
   Partners (a)                                92,608         0.2          3,145
Maverick Tube Corp. (a) *                      59,311         0.2          3,228
Seacor Holdings, Inc. *                        34,616         0.2          3,062
Superior Energy
   Services, Inc. *                           104,787         0.2          3,369
Other Securities                            4,192,039         6.7        120,167
                                                         --------    -----------
                                                              8.1        142,526

FOOD & STAPLES RETAILING 0.9%
--------------------------------------------------------------------------------
Rite Aid Corp. *                              721,895         0.2          3,248
Other Securities                              407,602         0.7         12,691
                                                         --------    -----------
                                                              0.9         15,939

FOOD, BEVERAGE & TOBACCO 1.6%
--------------------------------------------------------------------------------
Hansen Natural
   Corp. (a) *                                 30,715         0.2          3,976
Other Securities                              849,710         1.4         24,616
                                                         --------    -----------
                                                              1.6         28,592

HEALTH CARE EQUIPMENT & SERVICES 5.1%
--------------------------------------------------------------------------------
Brookdale Senior
   Living, Inc. (a)                            78,669         0.2          2,993
WebMD Health Corp.,
   Class A (a) *                               69,724         0.2          3,034
Other Securities                            2,747,195         4.7         83,420
                                                         --------    -----------
                                                              5.1         89,447

HOUSEHOLD & PERSONAL PRODUCTS 0.6%
--------------------------------------------------------------------------------
Other Securities                              978,677         0.6         11,210

INSURANCE 4.1%
--------------------------------------------------------------------------------
Arch Capital Group Ltd. *                      49,227         0.2          2,991
Other Securities                            2,389,812         3.9         68,036
                                                         --------    -----------
                                                              4.1         71,027

MATERIALS 4.9%
--------------------------------------------------------------------------------
Albemarle Corp.                                63,716         0.2          3,047
Carpenter Technology
   Corp.                                       36,101         0.2          4,294
Steel Dynamics, Inc.                           67,162         0.2          4,194
Other Securities                            3,269,798         4.3         74,357
                                                         --------    -----------
                                                              4.9         85,892

MEDIA 2.1%
--------------------------------------------------------------------------------
Other Securities                            2,899,400         2.1         36,677

PHARMACEUTICALS & BIOTECHNOLOGY 4.3%
--------------------------------------------------------------------------------
Other Securities                            3,434,199         4.3         75,126

REAL ESTATE 6.3%
--------------------------------------------------------------------------------
Taubman Centers, Inc.                          70,883         0.2          2,916
Other Securities                            4,066,384         6.1        107,670
                                                         --------    -----------
                                                              6.3        110,586

RETAILING 5.4%
--------------------------------------------------------------------------------
Coldwater Creek, Inc. *                       120,979         0.2          3,383
Nutri/System, Inc. (a) *                       46,448         0.1          3,152
OfficeMax, Inc.                                87,792         0.2          3,398
The Men's Wearhouse,
   Inc. (b)                                    82,645         0.1          2,929
Other Securities                            3,393,715         4.8         82,036
                                                         --------    -----------
                                                              5.4         94,898

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 4.1%
--------------------------------------------------------------------------------
Amkor Technology, Inc. (a) *                  245,218         0.2          2,965
Cree, Inc. (a) *                              108,896         0.2          3,247
Cymer, Inc. *                                  56,165         0.2          2,903
PMC - Sierra, Inc. (a) *                      254,323         0.2          3,161
Spansion, Inc. Class A *                      171,763         0.2          2,941
Other Securities                            4,700,305         3.1         55,708
                                                         --------    -----------
                                                              4.1         70,925

SOFTWARE & SERVICES 8.1%
--------------------------------------------------------------------------------
Factset Research
   Systems, Inc.                               66,796         0.2          2,948
Parametric
   Technology Corp. *                         347,452         0.3          5,191
Sybase, Inc. *                                135,719         0.2          2,955
VeriFone Holdings, Inc. (a) *                 101,143         0.2          3,131
Other Securities                            6,782,444         7.2        127,466
                                                         --------    -----------
                                                              8.1        141,691

TECHNOLOGY HARDWARE & EQUIPMENT 5.8%
--------------------------------------------------------------------------------
3Com Corp. (b) *                              540,019         0.2          2,911
Foundry Networks, Inc. *                      211,524         0.2          3,006
Palm, Inc. (a) *                              147,560         0.2          3,335
Polycom, Inc. *                               138,739         0.2          3,052
Trimble Navigation Ltd. *                      74,801         0.2          3,544
Other Securities                            4,984,459         4.8         86,363
                                                         --------    -----------
                                                              5.8        102,211


                                                         See financial notes. 55

SCHWAB SMALL-CAP INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
TELECOMMUNICATION SERVICES 1.3%
--------------------------------------------------------------------------------
SBA Communications
   Corp. *                                    118,934         0.1          2,988
Other Securities                            1,629,645         1.2         19,141
                                                         --------    -----------
                                                              1.3         22,129

TRANSPORTATION 2.8%
--------------------------------------------------------------------------------
Amerco, Inc. *                                 29,704         0.2          3,102
Continental Airlines,
   Inc., Class B *                            125,511         0.2          3,268
Swift Transportation
   Co., Inc. *                                102,350         0.2          3,065
Other Securities                            1,428,115         2.2         39,645
                                                         --------    -----------
                                                              2.8         49,080

UTILITIES 3.1%
--------------------------------------------------------------------------------
Other Securities                            2,811,247         3.1         53,814


SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                               % OF NET       VALUE
($ X 1,000)                                                ASSETS     ($ X 1,000)

SHORT-TERM INVESTMENT 0.1% OF NET ASSETS
Other Securities
    4.24% , 05/01/06                            2,473         0.1          2,473

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                               % OF NET
($ X 1,000)                                                ASSETS

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
Other Securities
  4.50% , 06/15/06                                225          --            224

END OF INVESTMENTS.

                                                        NUMBER OF       VALUE
SECURITY                                                  SHARES     ($ x 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN
11.8% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                              206,607        206,607

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $1,321,010, and the unrealized appreciation and depreciation were $493,730 and ($61,815), respectively, with a net unrealized appreciation of $431,915.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                        NUMBER OF      CONTRACT     UNREALIZED
                                        CONTRACTS       VALUE         GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-mini
   Futures, Long, expires
   06/16/06                               33            2,537           62

 *  Non-income producing security.
(a) All or a portion of security is on loan.
(b) All or a portion of this security is held as collateral for open futures contracts.


56 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on
 loan of $201,400 (cost $1,319,842)                                   $1,752,925
Collateral invested for securities on loan                               206,607
Cash                                                                           4
Receivables:
   Fund shares sold                                                        1,017
   Dividends                                                                 920
   Due from brokers for futures                                               39
   Interest                                                                    1
   Income from securities on loan                                            166
Prepaid expenses                                                   +          25
                                                                   -------------
TOTAL ASSETS                                                           1,961,704

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               206,607
Payables:
   Investment adviser and administrator fees                                  42
   Transfer agent and shareholder services fees                               25
   Trustee fees                                                                2
   Fund shares redeemed                                                    1,021
Accrued expenses                                                   +          66
                                                                   -------------
TOTAL LIABILITIES                                                        207,763

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                           1,961,705
Total liabilities                                                  -     207,764
                                                                   -------------
NET ASSETS                                                            $1,753,941

NET ASSETS BY SOURCE
Capital received from investors                                        1,143,459
Net investment income not yet distributed                                  5,663
Net realized capital gains                                               171,674
Net unrealized capital gains                                             433,145

NET ASSET VALUE (NAV) BY SHARE CLASS

                                        SHARES
SHARE CLASS       NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares     $887,320            34,472       $25.74
Select Shares        866,621            33,625       $25.77


                                                         See financial notes. 57

SCHWAB SMALL-CAP INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends                                                               $ 11,437
Interest                                                                     181
Lending of securities                                                +       940
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   12,558

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        171,587
Net realized gains on futures contracts                              +     1,321
                                                                     -----------
NET REALIZED GAINS                                                       172,908

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                       82,370
Net unrealized gains on futures contracts                            +        62
                                                                     -----------
NET UNREALIZED GAINS                                                      82,432

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  2,489
Transfer agent and shareholder
service fees:
   Investor Shares                                                         1,069
   Select Shares                                                             417
Trustees' fees                                                                 8
Custodian fees                                                                28
Portfolio accounting fees                                                     74
Professional fees                                                             24
Registration fees                                                             39
Shareholder reports                                                           24
Other expenses                                                       +        11
                                                                     -----------
Total expenses                                                             4,183
Expense reduction                                                    -         9
                                                                     -----------
NET EXPENSES                                                               4,174

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   12,558
NET EXPENSES                                                         -     4,174
                                                                     -----------
NET INVESTMENT INCOME                                                      8,384
NET REALIZED GAINS                                                       172,908
NET UNREALIZED GAINS                                                 +    82,432
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $263,724



58 See financial notes.

SCHWAB SMALL-CAP INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                             11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                 $8,384             $10,894
Net realized gains                                   172,908              81,311
Net unrealized gains                           +      82,432             109,886
                                               ---------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS               263,724             202,091

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME

Investor Shares                                        4,995               5,474
Select Shares                                  +       6,216               5,977
                                               ---------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            11,211              11,451

DISTRIBUTIONS FROM NET REALIZED GAINS
Investor Shares                                        5,339                  --
Select Shares                                  +       5,155                  --
                                               ---------------------------------
TOTAL DISTRIBUTIONS FROM NET REALIZED GAINS           10,494                  --

TOTAL DISTRIBUTIONS                                  $21,705             $11,451


TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06      11/1/04-10/31/05
                                       SHARES       VALUE    SHARES      VALUE
SHARES SOLD

Investor Shares                         1,624     $39,846     4,246     $91,743
Select Shares                           1,593      38,223     5,026     109,688
                                   --------------------------------------------
TOTAL SHARES SOLD                       3,217     $78,069     9,272    $201,431

SHARES REINVESTED
Investor Shares                           414      $9,612       237      $5,085
Select Shares                             451      10,498       256       5,502
                                   --------------------------------------------
TOTAL SHARES REINVESTED                   865     $20,110       493     $10,587

SHARES REDEEMED
Investor Shares                        (4,460)  ($107,767)  (11,218)  ($243,579)
Select Shares                          (3,979)    (96,464)   (7,843)   (170,831)
                                   --------------------------------------------
TOTAL SHARES REDEEMED                  (8,439)  ($204,231)  (19,061)  ($414,410)

NET TRANSACTIONS IN FUND SHARES        (4,357)  ($106,052)   (9,296)  ($202,392)

SHARES OUTSTANDING AND NET ASSETS

-------------------------------------------------------------------------------
                                        11/1/05-4/30/06       11/1/04-10/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    72,454  $1,617,974    81,750  $1,629,726
Total increase or decrease         +   (4,357)    135,967    (9,296)    (11,752)
                                   --------------------------------------------
END OF PERIOD                          68,097  $1,753,941    72,454  $1,617,974
                                   --------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED          $5,663                $8,490



                                                         See financial notes. 59

SCHWAB TOTAL STOCK MARKET INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
INVESTOR SHARES                                       4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  20.77         19.04         17.48         14.35         16.62         22.49
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:

  Net investment income                                  0.15          0.29          0.19          0.16          0.16          0.15
  Net realized and unrealized gains or losses            2.01          1.69          1.53          3.14         (2.27)        (5.87)
                                                       -----------------------------------------------------------------------------
  Total income or loss from investment operations        2.16          1.98          1.72          3.30         (2.11)        (5.72)

Less distributions:

  Dividends from net investment income                  (0.25)        (0.25)        (0.16)        (0.17)        (0.16)        (0.15)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        22.68         20.77         19.04         17.48         14.35         16.62
                                                       -----------------------------------------------------------------------------
Total return (%)                                        10.45 1       10.45          9.93         23.24        (12.86)       (25.55)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.53 2        0.54          0.56          0.53          0.40          0.40
  Gross operating expenses                               0.53 2        0.54          0.56          0.59          0.62          0.65
  Net investment income                                  1.34 2        1.37          1.07          1.18          1.11          0.94
Portfolio turnover rate                                    21             2             2             3             2             2
Net assets, end of period ($ x 1,000,000)                 635           600           592           469           263           224

* Unaudited.

1 Not annualized.

2 Annualized.


60 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

FINANCIAL HIGHLIGHTS

                                                      11/1/05-      11/1/04-      11/1/03-      11/1/02-      11/1/01-      11/1/00-
SELECT SHARES                                         4/30/06*      10/31/05      10/31/04      10/31/03      10/31/02      10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                  20.83         19.09         17.52         14.37         16.65         22.52
                                                       -----------------------------------------------------------------------------
Income or loss from investment operations:

  Net investment income                                  0.16          0.31          0.22          0.20          0.19          0.18
  Net realized and unrealized gains or losses            2.02          1.71          1.54          3.14         (2.29)        (5.87)
                                                       -----------------------------------------------------------------------------
  Total income or loss from investment operations        2.18          2.02          1.76          3.34         (2.10)        (5.69)

Less distributions:

  Dividends from net investment income                  (0.28)        (0.28)        (0.19)        (0.19)        (0.18)        (0.18)
                                                       -----------------------------------------------------------------------------
Net asset value at end of period                        22.73         20.83         19.09         17.52         14.37         16.65
                                                       -----------------------------------------------------------------------------
Total return (%)                                        10.54 1       10.63         10.10         23.50        (12.81)       (25.40)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                 0.38 2        0.39          0.39          0.36          0.27          0.27
  Gross operating expenses                               0.38 2        0.39          0.41          0.44          0.47          0.50
  Net investment income                                  1.48 2        1.52          1.23          1.35          1.24          1.07
Portfolio turnover rate                                    21             2             2             3             2             2
Net assets, end of period ($ x 1,000,000)                 688           617           548           429           264           257

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 61

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.


                                                          COST           VALUE
HOLDINGS BY CATEGORY                                 ($ X 1,000)     ($ X 1,000)
--------------------------------------------------------------------------------
 99.2%  COMMON STOCK                                  1,043,807       1,312,676

  0.1%  FOREIGN COMMON
        STOCK                                               424           1,172

  0.6%  SHORT-TERM
        INVESTMENT                                        7,239           7,239

   --%  PREFERRED STOCK                                      64              81

   --%  U.S. TREASURY
        OBLIGATION                                          358             358

   --%  WARRANTS                                            147              --

   --%  RIGHTS                                               --              --
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                             1,052,039       1,321,526

  2.9%  COLLATERAL INVESTED FOR
        SECURITIES ON LOAN                               38,046          38,046

(2.8)%  OTHER ASSETS AND
        LIABILITIES, NET                                                (36,453)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    1,323,119


                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
COMMON STOCK 98.7% OF NET ASSETS

AUTOMOBILES & COMPONENTS 0.5%
--------------------------------------------------------------------------------
Other Securities                              347,286         0.5          6,758

BANKS 6.1%
--------------------------------------------------------------------------------
U.S. Bancorp                                  158,531         0.4          4,984
Wachovia Corp.                                138,300         0.6          8,277
Wells Fargo & Co.                             137,577         0.7          9,450
Other Securities                            1,521,605         4.4         57,368
                                                         --------    -----------
                                                              6.1         80,079
CAPITAL GOODS 8.2%
--------------------------------------------------------------------------------
3M Co.                                         65,000         0.4          5,553
General Electric Co. (c)                      834,466         2.2         28,864
The Boeing Co.                                 68,800         0.5          5,741
United Technologies Corp.                      84,068         0.4          5,280
Other Securities                            1,251,482         4.7         63,426
                                                         --------    -----------
                                                              8.2        108,864
COMMERCIAL SERVICES & SUPPLIES 1.4%
--------------------------------------------------------------------------------
Other Securities                              576,327         1.4         18,024

CONSUMER DURABLES & APPAREL 1.7%
--------------------------------------------------------------------------------
Other Securities                              603,093         1.7         21,882

CONSUMER SERVICES 2.3%
--------------------------------------------------------------------------------
Other Securities                              811,002         2.3         30,852

DIVERSIFIED FINANCIALS 8.6%
--------------------------------------------------------------------------------
American Express Co.                          105,150         0.4          5,658
Bank of America Corp. (c)                     381,577         1.5         19,048
Citigroup, Inc. (c)                           412,286         1.6         20,594
Goldman Sachs Group, Inc.                      38,700         0.5          6,203
JPMorgan Chase & Co.                          295,944         1.0         13,430
Merrill Lynch & Co., Inc.                      79,800         0.5          6,086
Morgan Stanley                                 90,300         0.4          5,806
The Charles Schwab
   Corp. (d)                                  111,120         0.2          1,989
Other Securities                              636,703         2.5         34,890
                                                         --------    -----------
                                                              8.6        113,704


62 See financial notes.

 SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
ENERGY 9.0%
--------------------------------------------------------------------------------
ChevronTexaco Corp.                           178,939         0.8         10,919
ConocoPhillips                                136,723         0.7          9,147
Exxon Mobil Corp. (c)                         493,166         2.4         31,109
Schlumberger Ltd.                             100,000         0.5          6,914
Other Securities                            1,183,283         4.6         60,885
                                                         --------    -----------
                                                              9.0        118,974
FOOD & STAPLES RETAILING 2.1%
--------------------------------------------------------------------------------
Wal-Mart Stores, Inc.                         309,100         1.0         13,919
Other Securities                              479,291         1.1         14,422
                                                         --------    -----------
                                                              2.1         28,341
FOOD, BEVERAGE & TOBACCO 4.3%
--------------------------------------------------------------------------------
Altria Group, Inc.                            168,800         0.9         12,349
PepsiCo, Inc.                                 140,800         0.6          8,200
The Coca-Cola Co.                             202,200         0.7          8,484
Other Securities                              807,654         2.1         27,593
                                                         --------    -----------
                                                              4.3         56,626
HEALTH CARE EQUIPMENT & SERVICES 4.5%
--------------------------------------------------------------------------------
UnitedHealth Group, Inc.                      118,880         0.5          5,913
Other Securities                            1,349,101         4.0         54,090
                                                         --------    -----------
                                                              4.5         60,003
HOUSEHOLD & PERSONAL PRODUCTS 1.9%
--------------------------------------------------------------------------------
Procter & Gamble Co. (c)                      269,915         1.2         15,712
Other Securities                              185,847         0.7          8,663
                                                         --------    -----------
                                                              1.9         24,375
INSURANCE 5.4%
--------------------------------------------------------------------------------
American International
   Group, Inc.                                211,922         1.1         13,828
Berkshire Hathaway,
   Inc., Class A *                                119         0.8         10,591
Other Securities                              954,859         3.5         46,740
                                                         --------    -----------
                                                              5.4         71,159
MATERIALS 3.3%
--------------------------------------------------------------------------------
Other Securities                            1,033,610         3.3         43,761

MEDIA 3.7%
--------------------------------------------------------------------------------
Time Warner, Inc.                             367,052         0.5          6,387
Other Securities                            1,779,977         3.2         42,805
                                                         --------    -----------
                                                              3.7         49,192
PHARMACEUTICALS & BIOTECHNOLOGY 7.0%
--------------------------------------------------------------------------------
Abbott Laboratories                           125,705         0.4          5,373
Amgen, Inc. *                                 103,268         0.6          6,991
Genentech, Inc. *                              83,300         0.5          6,640
Johnson & Johnson                             246,370         1.1         14,440
Merck & Co., Inc.                             183,552         0.5          6,318
Pfizer, Inc.                                  610,192         1.2         15,456
Wyeth                                         109,400         0.4          5,325
Other Securities                            1,036,478         2.3         32,209
                                                         --------    -----------
                                                              7.0         92,752
REAL ESTATE 2.2%
--------------------------------------------------------------------------------
Other Securities                              750,984         2.2         29,611

RETAILING 4.0%
--------------------------------------------------------------------------------
Home Depot, Inc.                              170,200         0.5          6,796
Other Securities                            1,313,538         3.5         46,538
                                                         --------    -----------
                                                              4.0         53,334
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 2.9%
--------------------------------------------------------------------------------
Intel Corp.                                   483,832         0.7          9,667
Other Securities                            1,228,512         2.2         28,822
                                                         --------    -----------
                                                              2.9         38,489
SOFTWARE & SERVICES 6.1%
--------------------------------------------------------------------------------
Google, Inc., Class A *                        22,900         0.7          9,571
Microsoft Corp. (c)                           839,250         1.6         20,268
Oracle Corp. *                                434,449         0.5          6,339
Other Securities                            1,700,197         3.3         44,301
                                                         --------    -----------
                                                              6.1         80,479
TECHNOLOGY HARDWARE & EQUIPMENT 6.3%
--------------------------------------------------------------------------------
Cisco Systems, Inc. *                         511,909         0.8         10,724
Dell, Inc. *                                  195,500         0.4          5,122
Hewlett-Packard Co.                           239,636         0.6          7,781
International Business
   Machines Corp.                             131,510         0.8         10,829
Qualcomm, Inc.                                135,100         0.5          6,936
Other Securities                            2,520,512         3.2         41,810
                                                         --------    -----------
                                                              6.3         83,202
TELECOMMUNICATION SERVICES 2.8%
--------------------------------------------------------------------------------
AT&T Corp.                                    332,806         0.7          8,723
BellSouth Corp.                               160,887         0.4          5,435
Sprint Corp. (FON Group)                      231,530         0.5          5,742
Verizon Communications,
   Inc.                                       247,572         0.6          8,177
Other Securities                              478,197         0.6          8,574
                                                         --------    -----------
                                                              2.8         36,651


                                                         See financial notes. 63

SCHWAB TOTAL STOCK MARKET INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                         % OF NET       VALUE
SECURITY AND NUMBER OF SHARES                             ASSETS     ($ X 1,000)
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
United Parcel Service, Inc.,
   Class B                                     91,480         0.6          7,416
Other Securities                              401,612         1.3         18,129
                                                         --------    -----------
                                                              1.9         25,545

UTILITIES 3.0%
--------------------------------------------------------------------------------
Other Securities                            1,135,373         3.0         40,019

FOREIGN COMMON STOCK 0.1% OF NET ASSETS

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------
ENERGY 0.1%
--------------------------------------------------------------------------------
Other Securities                               19,155         0.1          1,172

SECURITY                                              FACE AMOUNT
RATE, MATURITY DATE                                   ($ X 1,000)
SHORT-TERM INVESTMENT 0.6% OF NET ASSETS

Brown Brothers
   Harriman & Co. Cash
   Management Sweep
   4.24%, 05/01/06                                          7,239          7,239

SECURITY AND NUMBER OF SHARES

PREFERRED STOCK 0.0% OF NET ASSETS

REAL ESTATE 0.0%
--------------------------------------------------------------------------------
Other Securities
   6.00%                                        1,200          --             81


SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                              % OF NET       VALUE
($ X 1,000)                                               ASSETS     ($ x 1,000)
U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS
Other Securities
  4.61% , 06/15/06                                360          --            358

SECURITY AND NUMBER OF SHARES

WARRANTS 0.0% OF NET ASSETS
Other Securities                                   11          --             --

RIGHTS 0.0% OF NET ASSETS
Other Securities                                1,640          --             --

END OF INVESTMENTS.


                                                        NUMBER OF
SECURITY                                                  SHARES
COLLATERAL INVESTED FOR SECURITIES ON LOAN
2.9% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                               38,046         38,046

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At April 30, 2006 the tax basis cost of the fund's investments was $1,052,896, and the unrealized appreciation and depreciation were $384,670 and ($116,040), respectively, with a net unrealized appreciation of $268,630.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.


64 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND


                                            NUMBER OF    CONTRACT     UNREALIZED
                                            CONTRACTS      VALUE         GAINS
FUTURES CONTRACTS

Russell 2000 Index, e-mini
  Futures, Long, expires
  06/16/06                                         38       2,921            132
S&P 500 Index, e-mini,
  Long, expires
  06/16/06                                         53       3,487             53
                                                                      ----------
                                                                             185

 *  Non-income producing security.
(a) All or a portion of this security is on loan. Please see the complete schedule of portfolio holdings.
(b) Fair-valued by Management. Please see the complete schedule of portfolio holdings.
(c) All or a portion of this security is held as collateral for open futures contracts.
(d) Issuer is affiliated with the fund's adviser.


                                                         See financial notes. 65

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities on loan
   of $36,960 (cost $1,052,039)                                      $1,321,526
Collateral invested for securities on loan                               38,046
Cash                                                                          6
Receivables:
   Fund shares sold                                                       1,156
   Dividends                                                              1,368
   Investments sold                                                         161
   Due from brokers for futures                                              25
   Interest                                                                   3
   Income from securities on loan                                            15
Prepaid expenses                                                 +           34
                                                                 ---------------
TOTAL ASSETS                                                          1,362,340

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                               38,046
Payables:
   Fund shares redeemed                                                   1,012
   Investments bought                                                        47
   Investment adviser and administrator fees                                 27
   Transfer agent and shareholder services fees                              19
   Trustee fees                                                               2
Accrued expenses                                                  +          68
                                                                  --------------
TOTAL LIABILITIES                                                        39,221

NET ASSETS
--------------------------------------------------------------------------------
Total assets                                                          1,362,340
Total liabilities                                                 -      39,221
                                                                  --------------
NET ASSETS                                                           $1,323,119

NET ASSETS BY SOURCE
Capital received from investors                                       1,064,144
Net investment income not yet distributed                                 5,465
Net realized capital losses                                             (16,162)
Net unrealized capital gains                                            269,672

NET ASSET VALUE (NAV) BY SHARE CLASS

                                             SHARES
SHARE CLASS            NET ASSETS   /   OUTSTANDING   =      NAV
Investor Shares          $635,151            27,999       $22.68
Select Shares            $687,968            30,270       $22.73


 66 See financial notes.

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign withholding taxes of $1)                       $11,665
Interest                                                                     131
Lending of securities                                                +        81
                                                                     -----------
TOTAL INVESTMENT INCOME                                                   11,877

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                          1,870
Net realized gains on futures contracts                              +       267
                                                                     -----------
NET REALIZED GAINS                                                         2,137

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                      115,277
Net unrealized gains on futures contracts                            +       120
                                                                     -----------
NET UNREALIZED GAINS                                                     115,397

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                  1,597
Transfer agent and shareholder service fees:
   Investor Shares                                                           775
   Select Shares                                                             326
Trustees' fees                                                                 7
Custodian fees                                                                27
Portfolio accounting fees                                                     76
Professional fees                                                             23
Registration fees                                                             46
Shareholder reports                                                           13
Other expenses                                                       +         9
                                                                     -----------
TOTAL EXPENSES                                                             2,899

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                   11,877
TOTAL EXPENSES                                                       -     2,899
                                                                     -----------
NET INVESTMENT INCOME                                                      8,978
NET REALIZED GAINS                                                         2,137
NET UNREALIZED GAINS                                                 +   115,397
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                  $126,512


                                                         See financial notes. 67

SCHWAB TOTAL STOCK MARKET INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
--------------------------------------------------------------------------------
                                              11/1/05-4/30/06   11/1/04-10/31/05
Net investment income                                  $8,978            $17,477
Net realized gains                                      2,137              3,994
Net unrealized gains                          +       115,397             97,829
                                              ----------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                126,512            119,300

DISTRIBUTIONS PAID
--------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                         7,046              7,770
Select Shares                                 +         8,255              7,956
                                              ----------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME            $15,301            $15,726

TRANSACTIONS IN FUND SHARES
--------------------------------------------------------------------------------
                                        11/1/05-4/30/06       11/1/04-10/31/05
                                       SHARES       VALUE    SHARES       VALUE
SHARES SOLD
Investor Shares                         2,156     $47,464     5,085    $102,573
Select Shares                           3,233      71,181     6,795     138,664
                                    --------------------------------------------
TOTAL SHARES SOLD                       5,389    $118,645    11,880    $241,237

SHARES REINVESTED
Investor Shares                           302      $6,537       362      $7,203
Select Shares                             315       6,823       328       6,531
                                    --------------------------------------------
TOTAL SHARES REINVESTED                   617     $13,360       690     $13,734

SHARES REDEEMED
Investor Shares                        (3,342)   ($73,387)   (7,672)  ($155,939)
Select Shares                          (2,911)    (63,996)   (6,203)   (126,000)
                                    --------------------------------------------
TOTAL SHARES REDEEMED                  (6,253)  ($137,383)  (13,875)  ($281,939)

NET TRANSACTIONS IN FUND SHARES          (247)    ($5,378)   (1,305)   ($26,968)

SHARES OUTSTANDING AND NET ASSETS
--------------------------------------------------------------------------------
                                         11/1/05-4/30/06      11/1/04-10/31/05
                                       SHARES  NET ASSETS    SHARES  NET ASSETS
Beginning of period                    58,516  $1,217,286    59,821  $1,140,680
Total increase or decrease          +    (247)    105,833    (1,305)     76,606
                                    --------------------------------------------
End of period                          58,269  $1,323,119    58,516  $1,217,286
                                    --------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED          $5,465               $11,788


68 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND(R)

FINANCIAL STATEMENTS

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
INVESTOR SHARES                                            4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      17.07        14.82        12.74        10.47        12.22        17.13
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.92         0.35         0.26         0.23         0.21         0.15
  Net realized and unrealized gains or losses                2.65         2.18         2.05         2.25        (1.82)       (4.81)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            3.57         2.53         2.31         2.48        (1.61)       (4.66)
Less distributions:
  Dividends from net investment income                      (0.35)       (0.28)       (0.23)       (0.21)       (0.14)       (0.25)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.29        17.07        14.82        12.74        10.47        12.22
                                                           -------------------------------------------------------------------------
  Total return (%)                                          21.19 1      17.30        18.40        24.24       (13.34)      (27.58)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.68 2       0.68         0.69         0.65         0.58         0.58
  Gross operating expenses                                   0.69 2       0.72         0.73         0.74         0.76         0.75
  Net investment income                                      2.33 2       2.05         1.78         2.01         1.70         1.14
Portfolio turnover rate                                        10 1         10            1            7           13           18
Net assets, end of period ($ x 1,000,000)                     695          595          550          494          443          519

* Unaudited.

1 Not annualized.

2 Annualized.


                                                         See financial notes. 69

SCHWAB INTERNATIONAL INDEX FUND

FINANCIAL HIGHLIGHTS

                                                           11/1/05-     11/1/04-     11/1/03-     11/1/02-     11/1/01-     11/1/00-
SELECT SHARES                                              4/30/06*     10/31/05     10/31/04     10/31/03     10/31/02     10/31/01
------------------------------------------------------------------------------------------------------------------------------------
PER-SHARE DATA ($)
------------------------------------------------------------------------------------------------------------------------------------
Net asset value at beginning of period                      17.09        14.83        12.75        10.47        12.23        17.14
                                                           -------------------------------------------------------------------------
Income or loss from investment operations:
  Net investment income                                      0.99         0.38         0.28         0.25         0.21         0.16
  Net realized and unrealized gains or losses                2.59         2.19         2.05         2.26        (1.82)       (4.80)
                                                           -------------------------------------------------------------------------
  Total income or loss from investment operations            3.58         2.57         2.33         2.51        (1.61)       (4.64)
Less distributions:
  Dividends from net investment income                      (0.38)       (0.31)       (0.25)       (0.23)       (0.15)       (0.27)
                                                           -------------------------------------------------------------------------
Net asset value at end of period                            20.29        17.09        14.83        12.75        10.47        12.23
                                                           -------------------------------------------------------------------------
Total return (%)                                            21.27 1      17.56        18.56        24.50       (13.31)      (27.45)

RATIOS/SUPPLEMENTAL DATA (%)
------------------------------------------------------------------------------------------------------------------------------------
Ratios to average net assets:
  Net operating expenses                                     0.50 2       0.50         0.50         0.49         0.47         0.47
  Gross operating expenses                                   0.54 2       0.57         0.58         0.59         0.61         0.60
  Net investment income                                      2.52 2       2.23         1.97         2.19         1.81         1.25
Portfolio turnover rate                                        10 1         10            1            7           13           18
Net assets, end of period ($ x 1,000,000)                     930          776          687          629          536          616

* Unaudited.

1 Not annualized.

2 Annualized.


70 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)

This section shows the fund's 50 largest portfolio holdings in unaffiliated issuers and any holdings exceeding 1% of the fund's total net assets as of the report date. The remaining securities held by the fund are grouped as "Other Securities" in each category. You can request a complete schedule of portfolio holdings as of the report date, free of charge, by calling Schwab Funds(R) at 1-800-435-4000. This complete schedule, filed on the fund's Form N-CSR, is also available on the SEC's website at http://www.sec.gov.

In addition, the fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. A copy of the fund's most recently filed quarterly schedule of portfolio holdings, included on the fund's Form N-CSR (with respect to the fund's second and fourth fiscal quarters) or Form N-Q (with respect to the fund's first and third fiscal quarters), is available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                        COST            VALUE
HOLDINGS BY CATEGORY                                ($ X 1,000)      ($ X 1,000)
--------------------------------------------------------------------------------
  99.3%  FOREIGN COMMON
         STOCK                                          963,938       1,613,354

   0.1%  SHORT-TERM
         INVESTMENT                                       2,106           2,106

    --%  PREFERRED STOCK                                     46              50

    --%  U.S. TREASURY
         OBLIGATION                                          29              29

    --%  WARRANTS                                             6              25

    --%  RIGHTS                                              --              --
--------------------------------------------------------------------------------
  99.4%  TOTAL INVESTMENTS                              966,125       1,615,564

  10.6%  COLLATERAL INVESTED
         FOR SECURITIES ON LOAN                         172,234         172,234

(10.0)%  OTHER ASSETS AND
         LIABILITIES, NET                                              (162,630)
--------------------------------------------------------------------------------
 100.0%  NET ASSETS                                                   1,625,168


                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ X 1,000)
FOREIGN COMMON STOCK 99.3% OF NET ASSETS

AUSTRALIA 4.3%
--------------------------------------------------------------------------------
BHP Billiton Ltd. (a)                       582,860          0.8          13,246
Other Securities                          3,873,498          3.5          56,504
                                                        --------     -----------
                                                             4.3          69,750
AUSTRIA 0.2%
--------------------------------------------------------------------------------
Other Securities                             51,211          0.2           3,326

BELGIUM 1.1%
--------------------------------------------------------------------------------
Fortis                                      205,652          0.4           7,709
Other Securities                            196,016          0.7          11,065
                                                        --------     -----------
                                                             1.1          18,774
CANADA 6.9%
--------------------------------------------------------------------------------
Manulife Financial Corp. (a)                122,648          0.5           8,008
Royal Bank of Canada (a)                    201,446          0.5           8,620
Other Securities                          2,625,384          5.9          94,855
                                                        --------     -----------
                                                             6.9         111,483
DENMARK 0.6%
--------------------------------------------------------------------------------
Other Securities                            140,531          0.6           9,083

FINLAND 1.3%
--------------------------------------------------------------------------------
Nokia Oyj                                   695,222          1.0          15,771
Other Securities                            255,790          0.3           5,310
                                                        --------     -----------
                                                             1.3          21,081
FRANCE 9.9%
--------------------------------------------------------------------------------
Axa                                         244,691          0.6           8,959
BNP Paribas S.A.                            119,027          0.7          11,241
Sanofi-Aventis                              157,482          0.9          14,850
Societe Generale                             58,802          0.6           8,975
Total SA, Class B                            99,813          1.7          27,545
Other Securities                          1,619,362          5.4          88,942
                                                        --------     -----------
                                                             9.9         160,512
GERMANY 7.5%
--------------------------------------------------------------------------------
Allianz AG (a)                               63,388          0.6          10,605
DaimlerChrysler AG                          162,404          0.5           8,902
Deutsche Bank AG                             85,835          0.6          10,524
E.ON AG (a)                                 112,817          0.8          13,727
Siemens AG                                  130,278          0.8          12,333
Other Securities                          1,259,092          4.2          65,215
                                                        --------     -----------
                                                             7.5         121,306


                                                         See financial notes. 71

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

                                                        % OF NET        VALUE
SECURITY AND NUMBER OF SHARES                            ASSETS      ($ x 1,000)
GREECE 0.2%
--------------------------------------------------------------------------------
Other Securities                             88,317          0.2           3,832

GUERNSEY ISLE 0.1%
--------------------------------------------------------------------------------
Other Securities                             90,252          0.1           2,060

HONG KONG 0.9%
--------------------------------------------------------------------------------
Other Securities                          1,888,420          0.9          14,183

IRELAND 0.7%
--------------------------------------------------------------------------------
Other Securities                            491,102          0.7          11,246

ITALY 3.2%
--------------------------------------------------------------------------------
Eni S.p.A.                                  419,043          0.8          12,823
Other Securities                          5,739,239          2.4          38,677
                                                        --------     -----------
                                                             3.2          51,500
JAPAN 20.1%
--------------------------------------------------------------------------------
Canon, Inc.                                 127,395          0.6           9,679
Honda Motor Co., Ltd.                       128,539          0.6           9,102
Matsushita Electric Industrial
   Co., Ltd.                                328,912          0.5           7,933
Mitsubishi Tokyo Financial
   Group, Inc.                                1,558          1.5          24,359
Mizuho Financial Group, Inc.                  1,666          0.9          14,180
Sony Corp.                                  159,500          0.5           7,799
Sumitomo Mitsui Financial
   Group, Inc.                                1,014          0.7          11,118
Takeda Pharmaceutical
   Co., Ltd.                                130,200          0.5           7,962
Toyota Motor Corp.                          426,703          1.5          24,928
Other Securities                         11,096,553         12.8         209,960
                                                        --------     -----------
                                                            20.1         327,020
LUXEMBOURG 0.3%
--------------------------------------------------------------------------------
Other Securities                            107,796          0.3           4,434

NETHERLANDS 3.9%
--------------------------------------------------------------------------------
ABN AMRO Holding
   N.V. (a)                                 300,416          0.6           8,932
ING Groep N.V.                              366,162          0.9          14,940
Other Securities                          1,530,590          2.4          38,938
                                                        --------     -----------
                                                             3.9          62,810
NORWAY 0.5%
--------------------------------------------------------------------------------
Other Securities                            245,095          0.5           8,665

PORTUGAL 0.2%
--------------------------------------------------------------------------------
Other Securities                            717,379          0.2           3,986

SINGAPORE 0.5%
--------------------------------------------------------------------------------
Other Securities                          1,643,766          0.5           7,488

SPAIN 4.0%
--------------------------------------------------------------------------------
Banco Bilbao Vizcaya
   Argentaria S.A.                          553,038          0.7          12,210
Banco Santander Central
   Hispano S.A.                           1,013,916          1.0          15,651
Telefonica S.A.                             777,060          0.8          12,442
Other Securities                            829,802          1.5          25,269
                                                        --------     -----------
                                                             4.0          65,572
SWEDEN 1.7%
--------------------------------------------------------------------------------
Telefonaktiebolaget LM
   Ericsson, Class B                      2,372,504          0.5           8,420
Other Securities                          1,046,467          1.2          19,072
                                                        --------     -----------
                                                             1.7          27,492
SWITZERLAND 7.2%
--------------------------------------------------------------------------------
Credit Suisse Group                         190,854          0.7          11,988
Nestle S.A.                                  65,820          1.2          20,067
Novartis AG, Reg'd                          436,697          1.5          25,029
Roche Holdings AG                           111,022          1.1          17,039
UBS AG, Reg'd.                              174,299          1.3          20,456
Other Securities                            507,180          1.4          22,497
                                                        --------     -----------
                                                             7.2         117,076
UNITED KINGDOM 24.0%
--------------------------------------------------------------------------------
Anglo American plc                          228,283          0.6           9,764
AstraZeneca plc                             253,064          0.9          13,915
Barclays plc                              1,053,619          0.8          13,092
BHP Billiton plc                            385,794          0.5           7,934
BP plc                                    3,302,834          2.5          40,374
GlaxoSmithKline plc                         932,267          1.6          26,793
Hilton Group plc                            605,157          0.7          10,643
HSBC Holdings plc                         1,805,836          1.9          31,160
Lloyds TSB Group plc                        895,483          0.5           8,661
Rio Tinto plc                               174,387          0.6           9,615
Royal Bank of Scotland
   Group plc                                501,714          1.0          16,318
Royal Dutch Shell plc,
   Class A                                  749,220          1.6          25,635
Royal Dutch Shell plc,
   Class B                                  434,049          1.0          15,472
Vodafone Group plc                        9,862,448          1.4          23,326
Other Securities                         30,064,339          8.4         137,973
                                                        --------     -----------
                                                            24.0         390,675


72 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

SUMMARY OF PORTFOLIO HOLDINGS (Unaudited) continued

SECURITY
RATE, MATURITY DATE
FACE AMOUNT                                             % OF NET        VALUE
($ X 1,000)                                              ASSETS      ($ x 1,000)
SHORT-TERM INVESTMENT 0.1% OF NET ASSETS

Other Securities
   4.24% , 05/01/06                       2,106,000          0.1           2,106

SECURITY AND NUMBER OF SHARES
PREFERRED STOCK 0.0% OF NET ASSETS

CAPITAL GOODS 0.0%
--------------------------------------------------------------------------------
Other Securities                         24,737,941           --              50

U.S. TREASURY OBLIGATION 0.0% OF NET ASSETS

Other Securities
   4.65% , 06/15/06                          29,000           --              29

WARRANTS 0.0% OF NET ASSETS

Other Securities                             15,609           --              25

RIGHTS 0.0% OF NET ASSETS

Other Securities                             53,218           --              --

END OF INVESTMENTS.

COLLATERAL INVESTED FOR SECURITIES ON LOAN
10.6% OF NET ASSETS

State Street Navigator
   Security Lending Prime
   Portfolio                                172,234                      172,234

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.

At 04/30/06 the tax basis cost of the fund's investments was $970,698, and the unrealized appreciation and depreciation were $676,649 and ($31,783), respectively, with a net unrealized appreciation of $644,866.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                          NUMBER OF      CONTRACT     UNREALIZED
                                          CONTRACTS       VALUE         GAINS
FUTURES CONTRACT

Emini MSCI EAFE Index
   Futures expires
   06/01/06                                       5           479             26

(a) All or a portion of this security is on loan
(b) All or a portion of this security is held as collateral for open futures contracts. Please see the complete schedule of portfolio holdings.


                                                         See financial notes. 73

SCHWAB INTERNATIONAL INDEX FUND

Statement of
ASSETS AND LIABILITIES

As of April 30, 2006; unaudited. All numbers are x 1,000 except NAV.

ASSETS
--------------------------------------------------------------------------------
Investments, at value including securities
   on loan of $163,769 (cost $966,125)                               $1,615,564
Collateral invested for securities on loan                              172,234
Cash                                                                      1,250
Foreign currency, at value (cost $595)                                      605
Receivables:
   Fund shares sold                                                       1,437
   Dividends                                                              7,509
   Interest                                                                   1
   Reclaims                                                                 416
   Income from securities on loan                                           321
Prepaid expenses                                                  +          27
                                                                  -------------
TOTAL ASSETS                                                          1,799,364

LIABILITIES
--------------------------------------------------------------------------------
Collateral invested for securities on loan                              172,234
Payables:
   Investments bought                                                        30
   Investment adviser and administrator fees                                 51
   Transfer agent and shareholder services fees                              19
   Trustee fees                                                               2
   Due to brokers for futures                                                 1
   Fund shares redeemed                                                   1,190
Accrued expenses                                                  +         669
                                                                  -------------
TOTAL LIABILITIES                                                       174,196

NET ASSETS
--------------------------------------------------------------------------------
TOTAL ASSETS                                                          1,799,364
TOTAL LIABILITIES                                                 -     174,196
                                                                  -------------
NET ASSETS                                                           $1,625,168

NET ASSETS BY SOURCE
Capital received from investors                                      $1,234,500
Net investment income not yet distributed                                12,530
Net realized capital losses                                            (271,540)
Net unrealized capital gains                                            649,678

NET ASSET VALUE (NAV) BY SHARE CLASS
                                     SHARES
SHARE CLASS      NET ASSETS  /  OUTSTANDING  =     NAV
Investor Shares     695,045          34,260      20.29
Select Shares       930,123          45,851      20.29


74 See financial notes.

SCHWAB INTERNATIONAL INDEX FUND

Statement of
OPERATIONS

For November 1, 2005 through April 30, 2006; unaudited. All numbers are x 1,000.

INVESTMENT INCOME
--------------------------------------------------------------------------------
Dividends (net of foreign witholding taxes of $1,671)                   $20,138
Interest                                                                    125
Lending of securities                                                +      577
                                                                     -----------
TOTAL INVESTMENT INCOME                                                  20,840

NET REALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net realized gains on investments                                        25,257
Net realized losses on foreign currency transactions                 +      (91)
                                                                     -----------
NET REALIZED GAINS                                                       25,166

NET UNREALIZED GAINS AND LOSSES
--------------------------------------------------------------------------------
Net unrealized gains on investments                                     245,336
Net unrealized gains on foreign currency transactions                       257
Net unrealized gains on futures contracts                            +       26
                                                                     -----------
NET UNREALIZED GAINS                                                    245,619

EXPENSES
--------------------------------------------------------------------------------
Investment adviser and administrator fees                                 2,901
Transfer agent and shareholder service fees:
   Investor shares                                                          793
   Select shares                                                            394
Trustees' fees                                                                7
Custodian fees                                                              236
Portfolio accounting fees                                                    65
Professional fees                                                            24
Registration fees                                                            28
Shareholder reports                                                          20
Other expenses                                                       +        9
                                                                     -----------
Total expenses                                                            4,477
Expense reduction                                                    -      189
                                                                     -----------
NET EXPENSES                                                              4,288

INCREASE IN NET ASSETS FROM OPERATIONS
--------------------------------------------------------------------------------
TOTAL INVESTMENT INCOME                                                  20,840
NET EXPENSES                                                         -    4,288
                                                                     -----------
NET INVESTMENT INCOME                                                    16,552
NET REALIZED GAINS                                                       25,166
NET UNREALIZED GAINS                                                 +  245,619
                                                                     -----------
INCREASE IN NET ASSETS FROM OPERATIONS                                 $287,337


                                                         See financial notes. 75

SCHWAB INTERNATIONAL INDEX FUND

Statements of
CHANGES IN NET ASSETS

For current and prior report periods. All numbers are x 1,000.
Figures for current period are unaudited.

OPERATIONS
----------------------------------------------------------------------------------------
                                                    11/1/05-4/30/06    11/1/04-10/31/05
Net investment income                                       $16,522             $29,254
Net realized gains                                           25,166              15,815
Net unrealized gains                                +       245,619             169,670
                                                    ------------------------------------
INCREASE IN NET ASSETS FROM OPERATIONS                      287,337             214,739

DISTRIBUTIONS PAID
----------------------------------------------------------------------------------------
DIVIDENDS FROM NET INVESTMENT INCOME
Investor Shares                                              12,022              10,423
Select Shares                                       +        17,265              14,231
                                                    ------------------------------------
TOTAL DIVIDENDS FROM NET INVESTMENT INCOME                  $29,287             $24,654

TRANSACTIONS IN FUND SHARES
----------------------------------------------------------------------------------------
                                            11/1/05-4/30/06          11/1/04-10/31/05
                                            SHARES         VALUE    SHARES        VALUE
SHARES SOLD
Investor Shares                              3,995       $73,945     5,337      $85,930
Select Shares                             +  2,737        50,876     7,993      128,120
                                          ----------------------------------------------
TOTAL SHARES SOLD                            6,732      $124,821    13,330     $214,050

SHARES REINVESTED
Investor Shares                                882       $15,675       617       $9,445
Select Shares                             +    619        11,010       864       13,224
                                          ----------------------------------------------
TOTAL SHARES REINVESTED                      1,501       $26,685     1,481      $22,669

SHARES REDEEMED
Investor Shares                             (4,429)     $(82,141)   (8,209)   $(132,435)
Select Shares                             + (3,966)      (73,433)   (9,795)    (160,690)
                                          ----------------------------------------------
TOTAL SHARES REDEEMED                       (8,395)    $(155,574)  (18,004)   $(293,125)

NET TRANSACTIONS IN FUND SHARES               (162)      $(4,068)   (3,193)    $(56,406)

SHARES OUTSTANDING AND NET ASSETS
----------------------------------------------------------------------------------------
                                              11/1/05-4/30/06        11/1/04-10/31/05
                                            SHARES    NET ASSETS    SHARES   NET ASSETS
Beginning of period                         80,273    $1,371,186    83,466   $1,237,507
Total increase or decrease                +   (162)      253,982    (3,193)     133,679
                                          ----------------------------------------------
END OF PERIOD                               80,111    $1,625,168    80,273   $1,371,186
                                          ----------------------------------------------
NET INVESTMENT INCOME NOT YET DISTRIBUTED                $12,530                $25,265


76 See financial notes.

SCHWAB EQUITY INDEX FUNDS

FINANCIAL NOTES, UNAUDITED.

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS

Each of the funds discussed in this report is a series of Schwab Capital Trust, a no-load, open-end management investment company. The company is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended. The list below shows all the funds in the trust including the funds in this report, which are highlighted:

SCHWAB CAPITAL TRUST (organized May 7, 1993)
  SCHWAB S&P 500 INDEX FUND
  SCHWAB INSTITUTIONAL SELECT(R) S&P 500 FUND
  SCHWAB SMALL-CAP INDEX FUND(R)
  SCHWAB TOTAL STOCK MARKET INDEX FUND(R)
  SCHWAB INTERNATIONAL INDEX FUND(R)
  Schwab MartketTrack All Equity Portfolio(TM)
  Schwab MarketTrack Growth Portfolio(TM)
  Schwab MarketTrack Balanced Portfolio(TM)
  Schwab MarketTrack Conservative Portfolio(TM)
  Laudus U.S. MarketMasters Fund(TM)
  Laudus Small-Cap MarketMasters Fund(TM)
  Laudus International MarketMasters Fund(TM)
  Schwab Viewpoints Fund(TM)
  Schwab Premier Equity Fund(R)
  Schwab Core Equity Fund(TM)
  Schwab Dividend Equity Fund(TM)
  Schwab Large-Cap Growth Fund(TM)
  Schwab Small-Cap Equity Fund(TM)
  Schwab Hedged Equity Fund(TM)
  Schwab Financial Services Fund(TM)
  Schwab Health Care Fund(TM)
  Schwab Technology Fund(TM)
  Schwab Target 2010 Fund
  Schwab Target 2020 Fund
  Schwab Target 2030 Fund
  Schwab Target 2040 Fund
  Schwab Retirement Income Fund

SCHWAB INVESTMENTS (organized October 26, 1990)
  SCHWAB 1000 INDEX(R) FUND
  Schwab YieldPlus Fund(R)
  Schwab Short-Term Bond Market Fund(TM)
  Schwab Total Bond Market Fund(TM)
  Schwab Inflation Protected Fund(TM)
  Schwab GNMA Fund(TM)
  Schwab Tax-Free YieldPlus Fund(TM)
  Schwab Short/Intermediate Tax-Free Bond Fund(TM)
  Schwab Long-Term Tax-Free Bond Fund(TM)
  Schwab California Tax-Free YieldPlus Fund(TM)
  Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
  Schwab California Long-Term Tax-Free Bond Fund(TM)

The Schwab Equity Index Funds, with the exception of Schwab Institutional Select S&P 500 Fund, offer multiple share classes. Shares of each class represent interest in the same portfolio, but each class has different expenses and investment minimums. In addition, one share class, e.Shares(R), is available only to clients of Schwab Institutional(R), Charles Schwab Trust Company and certain tax-advantaged retirement plans, and can only be traded electronically. Schwab S&P 500 Index Fund offers three classes of shares: Investor Shares, Select Shares(R) and e.Shares(R). Schwab 1000 Index Fund, Schwab Small-Cap Index Fund, Schwab Total Market Index Fund and Schwab International Index Fund each offer two classes of shares: Investor Shares and Select Shares(R). Schwab Institutional Select S&P 500 Fund offers one share class.

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

1. BUSINESS STRUCTURE OF THE FUNDS (CONTINUED)

Shares are bought and sold at net asset value, or NAV, which is the price for all outstanding shares. Each share has a par value of 1/1,000 of a cent, and the trustees may issue as many shares as necessary.

2. SIGNIFICANT ACCOUNTING POLICIES:

The following is a summary of the significant accounting policies the funds use in their operations and in their preparation of financial statements:

(A) SECURITY VALUATION:

The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:

- SECURITIES TRADED ON AN EXCHANGE OR OVER-THE-COUNTER: valued at the closing value for the day, or, on days when no closing value has been reported, halfway between the most recent bid and asked quotes. Securities that are primarily traded on foreign exchanges are valued at the closing values of such securities on their respective exchanges with these values then translated into U.S. dollars at the current exchange rate.

- SECURITIES FOR WHICH NO QUOTED VALUE IS AVAILABLE OR WHEN A SIGNIFICANT EVENT HAS OCCURRED BETWEEN THE TIME OF THE SECURITY'S LAST CLOSE AND THE TIME THE FUND CALCULATES NET ASSET VALUE: valued at fair value, as determined in good faith by the fund's investment adviser using guidelines adopted by the fund's Board of Trustees and the Pricing Committee. Some of the more common reasons that may necessitate that a security be valued at fair value include: the security's trading has been halted or suspended; the security has been de-listed from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; or the security's primary pricing source is not able or willing to provide a price.

   The International Index Fund has engaged a third party fair value service provider to systematically recommend the adjustment of closing market prices of securities traded principally in foreign markets. The Board of Trustees regularly reviews fair value determinations made by the Funds pursuant to the procedures.

- FUTURES AND FORWARDS: open contracts are valued at their settlement prices as of the close of their exchanges (for futures) or at a market value based on that day's exchange rates (for forwards). When a fund closes out a futures or forwards position, it calculates the difference between the value of the position at the beginning and at the end, and records a realized gain or loss accordingly.

- SHORT-TERM SECURITIES (60 DAYS OR LESS TO MATURITY): valued at amortized cost.


78 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

- MUTUAL FUNDS: valued at their respective net asset values as determined by those funds in accordance with the 1940 Act for a given day.

(B) PORTFOLIO INVESTMENTS:

FUTURES CONTRACT: The funds may invest in futures contracts. Futures contracts involve certain risks because they can be very sensitive to market movements.

One risk is that the price of a futures contract may not move in perfect correlation with the price of the underlying securities. Another risk is that, at certain times, it may be impossible for a fund to close out a position in a futures contract, due to a difference in trading hours or to market conditions that may reduce the liquidity for a futures contract or its underlying securities. The potential for losses associated with futures contracts may exceed amounts recorded in the Statement of Assets and Liabilities.

Because futures carry inherent risks, a fund must give the broker a deposit of cash and/or securities (the "initial margin") whenever it enters into the futures contract. The amount of the deposit may vary from one contract to another, but it is generally a percentage of the contract amount.

Futures are traded publicly on exchanges, and their market value changes daily. A fund records the change in market value of futures, and also the change in the amount of margin deposit required ("due to/from broker").

FORWARD CURRENCY CONTRACT: The Schwab International Index Fund may invest in forward currency contracts in connection with the purchase and sale of portfolio securities to minimize the uncertainty of changes in future exchange rates. "Forwards" as they are known, are contracts to buy and sell a currency at a set price on a future date. Forwards are similar to futures except that they are not publicly traded, but are agreements directly between two parties.

As with futures, forwards involve certain risks that are not fully reflected in the fund's financials. If counter-parties to the contracts or if the value of the foreign currency changes unfavorably, the fund could sustain a loss.

SECURITIES LENDING: The funds may loan securities to certain brokers, dealers and other financial institutions who pay the funds negotiated fees. The funds receive cash, letters of credit or U.S. government securities as collateral on these loans. All of the cash collateral received is reinvested in high quality, short-term investments. The value of the collateral must be at least 102% of the market value of the loaned securities as of the first day of the loan, and at least 100% each day thereafter. If the value of the collateral falls below 100%, it will be adjusted the following day.

(C) SECURITY TRANSACTIONS:

Security transactions are recorded as of the date the order to buy or sell the security is executed. Realized gains and losses from security transactions are based on the identified costs of the securities involved.

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

Assets and liabilities denominated in foreign currencies are reported in U.S. dollars. For assets and liabilities held on a given date, the dollar value is based on market exchange rates in effect on that date. Transactions involving foreign currencies, including purchases, sales, income receipts and expense payments, are calculated using exchange rates in effect on the transaction date.

For the period ended April 30, 2006, purchases and sales of securities (excluding short-term obligations) were as follows:

                                               PURCHASES        SALES/MATURITIES
S&P 500 Index Fund                              $156,800                $578,942
Institutional Select S&P 500 Fund                230,984                  12,837
1000 Index Fund                                  275,430                 535,267
Small-Cap Index Fund                             420,016                 470,232
Total Stock Market Index Fund                     23,328                  30,927
International Index Fund                         150,246                 164,789

(D) INCOME, EXPENSES AND DISTRIBUTIONS:

Income from interest and the accretion of discount is recorded as it accrues. Dividends and distributions from portfolio securities and underlying funds are recorded on the date they are effective (the ex-dividend date), although the funds record certain foreign security dividends on the day they learn of the ex-dividend date.

Expenses that are specific to a fund are charged directly to that fund. Expenses that are common to all funds within a trust generally are allocated among the funds in proportion to their average daily net assets.

For funds offering multiple share classes, the net investment income, the realized and unrealized gains or losses, other than class specific expenses, are allocated daily to each class in proportion to its net assets.

The funds pay dividends from net investment income and make distributions from net realized capital gains once a year.

Each fund maintains its own account for purposes of holding assets and accounting, and is considered a separate entity for tax purposes. Within its account, each fund also keeps certain assets in segregated accounts, as may be required by securities law.

(E) EARLY REDEMPTION FEES:

The funds may impose a short-term redemption fee on any fund shares that are redeemed or exchanged by a shareholder within a specified number of days of the purchase date. For shares purchased on or before 4/29/05 and held less than 180 days, the S&P 500 Index Fund, the 1000 Index Fund, the Small-Cap Index Fund, the Total Market Index Fund and the Institutional Select S&P 500 Fund each charged a redemption fee of .75% and the International Index Fund charged a redemption fee of 1.50%. For shares purchased after


80 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

4/29/05, the funds charge a redemption fee of 2.00% on shares held 30 days or less. Such amounts are net of the redemption fee proceeds on the Statement of Changes in Net Assets. The redemption fees charged during the current and prior fiscal years were:

                                             CURRENT PERIOD         PRIOR PERIOD
                                             -----------------------------------
S&P 500 INDEX FUND
 Investor Shares                                         13                 $192
 Select Shares                                           17                  200
 e.Shares                                                 1                   15

INSTITUTIONAL SELECT S&P 500 FUND                         5                   40

1000 INDEX FUND
 Investor Shares                                         36                  151
 Select Shares                                            7                   65

SMALL-CAP INDEX FUND
 Investor Shares                                          7                   44
 Select Shares                                           --                   50

TOTAL STOCK MARKET INDEX FUND
 Investor Shares                                          3                   38
 Select Shares                                            4                   32

INTERNATIONAL INDEX FUND
 Investor Shares                                          4                   52
 Select Shares                                           55                  106

(F) BORROWING:

The funds may borrow money from banks and custodians. The funds may obtain temporary bank loans through the trusts to which they belong, to use for meeting shareholder redemptions or for extraordinary or emergency purposes. The Schwab Funds have custodian overdraft facilities and line of credit arrangements of $150 million and $100 million with PNC Bank, N.A., and Bank of America, N.A., respectively. The funds pay interest on the amounts they borrow at rates that are negotiated periodically.

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

2. SIGNIFICANT ACCOUNTING POLICIES (CONTINUED)

                                         AMOUNT                         WEIGHTED
                                       OUTSTANDING       AVERAGE        AVERAGE
                                       AT 4/30/06       BORROWING*      INTEREST
FUND                                   ($ X 1000)       ($ X 1000)      RATE*(%)
Schwab S&P 500 Index Fund                 4,236           7,666           4.62
Schwab Institutional Select S&P 500        232            2,833           4.71
Schwab Small-Cap Index Fund                 --            4,697           4.82
Schwab Total Stock Market Index Fund        --            2,328           4.69
Schwab International Index Fund             --             404            4.65

* Based on the number of days for which the borrowing is outstanding.

(G) ACCOUNTING ESTIMATES:

The accounting policies described in this report conform with accounting principles generally accepted in the United States of America. Notwithstanding this, shareholders should understand that in order to follow these principles, fund management has to make estimates and assumptions that affect the information reported in the financial statements. It's possible that once the results are known, they may turn out to be different from these estimates.

(H) INDEMNIFICATION:

Under the funds' organizational documents, the officers and trustees are indemnified against certain liability arising out of the performance of their duties to the funds. In addition, in the normal course of business the funds enter into contracts with their vendors and others that provide general indemnifications. The funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the funds. However, based on experience, the funds expect the risk of loss to be remote.

3. AFFILIATES AND AFFILIATED TRANSACTIONS:

Charles Schwab Investment Management, Inc. (CSIM or the investment adviser), a wholly owned subsidiary of The Charles Schwab Corporation, serves as each fund's investment adviser and administrator pursuant to an Investment Advisory and Administration Agreement (Advisory Agreement) between it and the trust. Charles Schwab & Co., Inc. ("Schwab") is an affiliate of the investment adviser and is the trust's shareholder services agent and transfer agent.

For its advisory and administrative services to each fund, the investment adviser is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                                         INSTITUTIONAL                                        TOTAL STOCK    INTERNATIONAL
    AVERAGE DAILY        S&P 500 INDEX   SELECT S&P 500                     SMALL-CAP INDEX   MARKET INDEX       INDEX
     NET ASSETS              FUND            FUND         1000 INDEX FUND        FUND             FUND           FUND
  First $500 million         0.15%           0.18%             0.30%             0.33%            0.30%          0.43%
   Over $500 million         0.09%           0.18%             0.22%             0.28%            0.22%          0.38%
    Over $1 billion          0.09%           0.15%             0.22%              n/a              n/a            n/a
    Over $5 billion          0.08%            n/a              0.20%              n/a              n/a            n/a
   Over $10 billion          0.07%            n/a              0.18%              n/a              n/a            n/a


82 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

For its transfer agent and shareholder services, Schwab is entitled to receive an annual fee payable monthly based on each fund's average daily net assets described as follows:

                      TRANSFER AGENT FEES      SHAREHOLDER SERVICE FEES
Investor Shares             0.05%                       0.20%
Select Shares               0.05%*                      0.05%*
e. Shares**                 0.05%                       0.05%

Although these agreements specify certain fees for these services, CSIM and Schwab have made additional agreements with the funds to limit the total expenses charged, excluding interest, taxes and certain non-routine expenses through February 27, 2007, as follows:

                                          INSTITUTIONAL                                 TOTAL STOCK
                         S&P 500 INDEX    SELECT S&P 500    1000 INDEX    SMALL-CAP     MARKET INDEX    INTERNATIONAL
                             FUND              FUND            FUND       INDEX FUND        FUND         INDEX FUND
Investor Shares              0.37%             0.10%           0.51%         0.60%          0.58%           0.69%

                                          INSTITUTIONAL                                 TOTAL STOCK
                         S&P 500 INDEX    SELECT S&P 500    1000 INDEX    SMALL-CAP     MARKET INDEX    INTERNATIONAL
                             FUND              FUND            FUND       INDEX FUND        FUND         INDEX FUND
Select Shares                0.19%              n/a            0.36%         0.42%          0.39%           0.50%
e.Shares**                   0.28%              n/a             n/a           n/a            n/a             n/a

* Transfer agent and shareholder service fee applicable to Institutional Select S&P 500 Fund
** e.Shares is only offered by S&P 500 Index Fund

The funds may engage in certain transactions involving related parties. For instance, a fund may own shares of The Charles Schwab Corporation if that company is included in its index. The funds also may let other Schwab Funds buy and sell fund shares, particularly Schwab MarketTrack Portfolios, which seek to provide investors with allocated portfolios of Schwab Index funds. As of April 30, 2006, the percentages of fund shares owned by other Schwab Funds are:

                                          INSTITUTIONAL                                 TOTAL STOCK
                         S&P 500 INDEX    SELECT S&P 500    1000 INDEX    SMALL-CAP     MARKET INDEX    INTERNATIONAL
                             FUND              FUND            FUND       INDEX FUND        FUND         INDEX FUND
SCHWAB MARKETTRACK
 PORTFOLIOS:
 All Equity Portfolio         --               14.1%            --           7.3%            --             9.8%
 Growth Portfolio             --               10.4%            --           8.2%            --             9.3%
 Balanced Portfolio           --                0.5%            --           4.5%            --             5.1%
 Conservative Portfolio      0.6%               0.1%            --           1.8%            --             2.0%
SCHWAB ANNUITY
 PORTFOLIOS:
 Growth Portfolio II          --                 --             --           0.4%            --             0.5%

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

3. AFFILIATES AND AFFILIATED TRANSACTIONS (CONTINUED)

The funds may make direct transactions with certain other Schwab Funds when practical. When one fund is seeking to sell a security that another is seeking to buy, an interfund transaction can allow both funds to benefit by reducing transaction costs. This practice is limited to funds that share the same investment adviser, trustees and officers. As of April 30, 2006, each fund's total security transactions (including in-kind redemptions) with other Schwab Funds were as follows:

S&P 500 Index Fund                             $38,351
Institutional Select S&P 500 Fund               38,351
1000 Index Fund                                    919
Small-Cap Index Fund                           151,724
Total Stock Market Index Fund                       --
International Index Fund                            --

Pursuant to an exemptive order issued by the SEC, the funds may enter into interfund borrowing and lending transactions within the Schwab Funds. All loans are for temporary or emergency purposes only. The interest rate charged on the loan is the average of the overnight repurchase agreement rate and the short-term bank loan rate. The interfund lending facility is subject to the oversight and periodic review of the Board of Trustees of the Schwab Funds. There was no interfund borrowing or lending activity for any fund during the period.

Trustees may include people who are officers and/ or directors of the investment adviser or Schwab. Federal securities law limits the percentage of such "interested persons" who may serve on a trust's board, and the trust was in compliance with these limitations throughout the report period. The trust did not pay any of these persons for their service as trustees, but it did pay non-interested persons (independent trustees), as noted in each fund's Statement of Operations.

4. FEDERAL INCOME TAXES:

The funds intend to meet federal income and excise tax requirements for regulated investment companies. Accordingly, the funds distribute substantially all of their net investment income and realized net capital gains (if any) to their respective shareholders each year. The net investment income and realized capital gains and losses may differ for financial statement and tax purposes primarily due to differing treatments of losses on wash sales. As long as a fund meets the tax requirements, it is not required to pay federal income tax.

As of October 31, 2005, the components of undistributed earnings on a tax basis were as follows:


84 Schwab Equity Index Funds

SCHWAB EQUITY INDEX FUNDS

Unless stated, all dollar amounts are x 1,000.

4. FEDERAL INCOME TAXES (CONTINUED)

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
                               FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
Undistributed
ordinary income                $100,796          $13,237           $67,176        $8,490         $11,792          $26,505
Undistributed long-
term capital gains                   --               --                --       $10,495              --               --
Unrealized appreciation/
depreciation                 $1,161,540          $12,192        $2,941,374      $349,478        $153,352         $398,290

As of October 31, 2005, the following funds had capital loss carry forwards available to offset future net capital gains before the expiration dates:

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
         EXPIRE                FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
          2008                $26,504                --                 --         --                 --           $1,176
          2009                 50,224           $16,907            $82,442         --             $1,044          130,942
          2010                400,268            27,646            250,409         --             11,486          112,722
          2011                 72,381             1,609            164,037         --              3,976           39,016
          2012                 29,212                --             11,942         --                874            8,278
          2013                175,897                --                 --         --                 --               --
                           -------------------------------------------------------------------------------------------------
         Total               $754,486           $46,162           $508,830         --            $17,380         $292,134
                           -------------------------------------------------------------------------------------------------

The tax-basis components of distributions for the fiscal year ended October 31, 2005 were:

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
                               FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
 From ordinary
  income                     $144,350            $6,241           $95,632        $11,451         $15,726          $24,654
 From long-term
  capital gains                 --                 --                --             --              --               --
 From return of
  capital                       --                 --                --             --              --               --

The permanent book and tax basis differences may result in reclassifications between capital account and other accounts as required. The adjustments will have no impact on net assets or the results of operations. As of October 31, 2005, the funds made the following reclassifications:

                                             INSTITUTIONAL                                    TOTAL STOCK
                           S&P 500 INDEX     SELECT S&P 500     1000 INDEX     SMALL-CAP      MARKET INDEX     INTERNATIONAL
                               FUND               FUND             FUND        INDEX FUND         FUND          INDEX FUND
Capital shares               $231,642              --               --             --              --               --
Undistributed net
investment income               --                 --             ($189)           --              --             ($813)
Net realized capital
gains and losses            ($231,642)             --              $189            --              --              $813

TRUSTEES AND OFFICERS

      A fund's Board of Trustees is responsible for protecting the interests of that fund's shareholders. The tables below give information about the people who serve as trustees and officers for the Schwab Funds(R), including the funds covered in this report. Trustees remain in office until they resign, retire or are removed by shareholder vote. 1

      Under the Investment Company Act of 1940, any officer, director, or employee of Schwab or CSIM is considered an "interested person," meaning that he or she is considered to have a business interest in Schwab or CSIM. These individuals are listed as "interested trustees." The "independent trustees" are individuals who, under the 1940 Act, are not considered to have a business interest in Schwab or CSIM.

      Each of the 57 Schwab Funds belongs to one of these trusts: The Charles Schwab Family of Funds, Schwab Investments, Schwab Capital Trust or Schwab Annuity Portfolios. Currently all these trusts have the same trustees and officers. The address for all trustees and officers is 101 Montgomery Street, San Francisco, CA 94104. You can find more information about the trustees and officers in the Statement of Additional Information, which is available free by calling 1-800-435-4000.

INDEPENDENT TRUSTEES

NAME AND
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
MARIANN BYERWALTER         2000 (all trusts).          Chairman of JDN Corporate Advisory LLC. From 1996 to 2001,
1960                                                   Vice President for Business Affairs and Chief Financial Officer of
                                                       Stanford University, and in 2001, Special Advisor to the President
                                                       of Stanford University.

                                                       Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance
                                                       Trust, The Charles Schwab Family of Funds, Schwab Investments,
                                                       Schwab Capital Trust and Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the "Schwab Mutual Fund Complex." 2 Schwab and/or
                                                       its affiliates act as the investment adviser to each portfolio in the
                                                       Schwab Mutual Fund Complex. Board 2--Director, Redwood Trust,
                                                       Inc. (mortgage finance). Board 3--Director, PMI Group, Inc. (mortgage insurance).

1 The Schwab Funds retirement policy requires that independent trustees elected after January 1, 2000 retire at age 72 or after twenty years of service as a trustee, whichever comes first. Independent trustees elected prior to January 1, 2000 will retire on the following schedule: Messrs. Holmes and Dorward will retire on December 31, 2007, and Messrs. Stephens and Wilsey will retire on December 31, 2010.

2 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INDEPENDENT TRUSTEES continued

NAME AND
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
DONALD F. DORWARD          Family of Funds, 1989;      Chief Executive Officer, Dorward & Associates (corporate management,
1931                       Investments, 1991;          marketing and communications consulting). Until 1999: Executive Vice
                           Capital Trust, 1993;        President, Managing Director, Grey Advertising. Until 1996:
                           Annuity Portfolios, 1994.   President, Chief Executive Officer, Allen & Dorward Advertising.
------------------------------------------------------------------------------------------------------------------------------------
WILLIAM A. HASLER          2000 (all trusts).          Retired. Dean Emeritus, Haas School of Business, University of California,
1941                                                   Berkeley. Until February 2004, Co-Chief Executive Officer, Aphton
                                                       Corporation (bio-pharmaceuticals).

                                                       Board 1--Trustee of the Laudus Trust, Laudus Variable Insurance Trust,
                                                       The Charles Schwab Family of Funds, Schwab Investments, Schwab
                                                       Capital Trust and Schwab Annuity Portfolios, each a registered investment company that is part of the mutual fund complex referred to as the
                                                       "Schwab Mutual Fund Complex." 3 Schwab and/or its affiliates act as the investment adviser to each portfolio in the Schwab Mutual Fund
                                                       Complex. Board 2--Director, Aphton Corp. (bio-pharmaceuticals). Board
                                                       3--Director, Mission West Properties (commercial real estate). Board 4--
                                                       Director, TOUSA (home building). Board 5--Director, Stratex Networks
                                                       (network equipment). Board 6--Director, Genitope Corp. (bio-pharma-
                                                       ceuticals). Board 7--Director & Non-Executive Chairman, Solectron
                                                       Corp. (manufacturing). Board 8--Director, Ditech Communications Corp.
                                                       (voice communications technology).
------------------------------------------------------------------------------------------------------------------------------------
ROBERT G. HOLMES           Family of Funds, 1989;      Chairman, Chief Executive Officer, Director, Semloh Financial, Inc.
1931                       Investments, 1991;          (international financial services and investment advisory firm).
                           Capital Trust, 1993;
                           Annuity Portfolios,1994.
------------------------------------------------------------------------------------------------------------------------------------
GERALD B. SMITH            2000 (all trusts).          Chairman and Chief Executive Officer and founder of Smith Graham & Co.
1950                                                   (investment advisors).

                                                       Board 1--Board of Cooper Industries (electrical products, tools and hardware). Board 2--Chairman of the audit committee of Northern
                                                       Border Partners, M.L.P. (energy).
------------------------------------------------------------------------------------------------------------------------------------
DONALD R. STEPHENS         Family of Funds, 1989;      Managing Partner, D.R. Stephens & Co. (investments). Until 1996:
1938                       Investments, 1991;          Chairman, Chief Executive Officer, North American Trust (real estate
                           Capital Trust, 1993;        investment trust).
                           Annuity Portfolios, 1994.
------------------------------------------------------------------------------------------------------------------------------------
MICHAEL W. WILSEY          Family of Funds, 1989;      Chairman, Chief Executive Officer, Wilsey Bennett, Inc. (real estate
1943                       Investments, 1991;          investment and management, and other investments).
                           Capital Trust, 1993;
                           Annuity Portfolios, 1994.

3 This includes 11 series of the Laudus Trust and the sole series of the Laudus
  Variable Insurance Trust.

INTERESTED TRUSTEES

NAME AND                   TRUST POSITION(S);
YEAR OF BIRTH              TRUSTEE SINCE               MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
CHARLES R. SCHWAB 4        Chairman, Trustee:          Chairman, Chief Executive Officer and Director, The Charles Schwab
1937                       Family of Funds, 1989;      Corporation, Charles Schwab & Co., Inc.; Chairman and Director, Charles
                           Investments, 1991;          Schwab Investment Management, Inc., Charles Schwab Bank, N.A.;
                           Capital Trust, 1993;        Chairman and Chief Executive Officer, Schwab (SIS) Holdings Inc. I,
                           Annuity Portfolios, 1994.   Schwab International Holdings, Inc.; Chief Executive Officer and Director,
                                                       Schwab Holdings, Inc.; Director, U.S. Trust Company, N.A., U.S. Trust
                                                       Corporation, United States Trust Company of New York. Until 5/03:
                                                       Co-Chief Executive Officer, The Charles Schwab Corporation.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL W. MERK 4          Trustee, 2005               Executive Vice President and President, Schwab Financial Products,
1954                       (all trusts).               Charles Schwab & Co., Inc.; Director, Charles Schwab Worldwide Funds,
                                                       PLC and Charles Schwab Asset Management (Ireland) Limited. From
                                                       9/02 to 7/04: President and Chief Executive Officer, Charles Schwab
                                                       Investment Management, Inc. and Executive Vice President, Charles
                                                       Schwab & Co., Inc. Prior to 9/02: President and Chief Investment
                                                       Officer, American Century Investment Management; Director, American
                                                       Century Companies, Inc.

OFFICERS OF THE TRUST

NAME AND
YEAR OF BIRTH              TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
EVELYN DILSAVER            President, Chief            President, Chief Executive Officer and Director, Charles Schwab
1955                       Executive Officer           Investment Management, Inc.; Executive Vice President, Charles
                           (all trusts).               Schwab & Co., Inc.; President and Chief Executive Officer, Laudus
                                                       Trust and Laudus Variable Insurance Trust; President, Excelsior Funds,
                                                       Inc., Excelsior Tax-Exempt Funds, Inc., and Excelsior Funds Trust;
                                                       President, Mutual Fund Division, UST Advisers, Inc. Until 7/04: Senior
                                                       Vice President, Asset Management Products & Services. Until 6/03:
                                                       Executive Vice President, Chief Financial Officer, Chief Administrative
                                                       Officer, U.S. Trust.
------------------------------------------------------------------------------------------------------------------------------------
STEPHEN B. WARD            Senior Vice President,      Senior Vice President, Chief Investment Officer, Director, Charles
1955                       Chief Investment            Schwab Investment Management, Inc.; Chief Investment Officer, The
                           Officer (all trusts).       Charles Schwab Trust Co.

4 In addition to their positions with the investment adviser and the distributor, Messrs. Schwab and Merk also own stock of the Charles Schwab Corporation.

OFFICERS OF THE TRUST continued

NAME AND
YEAR OF BIRTH              TRUST OFFICE(S) HELD        MAIN OCCUPATIONS AND OTHER DIRECTORSHIPS AND AFFILIATIONS
------------------------------------------------------------------------------------------------------------------------------------
KIMON DAIFOTIS             Senior Vice President,      Senior Vice President and Chief Investment Officer, Fixed Income,
1959                       Chief Investment            Charles Schwab Investment Management, Inc. Until 6/04: Vice
                           Officer (all trusts).       President and Senior Portfolio Manager, Charles Schwab Investment
                                                       Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
JEFFREY MORTIMER           Senior Vice President,      Senior Vice President, Chief Investment Officer, Equities, Charles Schwab
1963                       Chief Investment            Investment Management, Inc.; Vice President, Chief Investment
                           Officer (all trusts).       Officer, Laudus Trust and Laudus Variable Insurance Trust. Until 5/04:
                                                       Vice President and Senior Portfolio Manager, Charles Schwab
                                                       Investment Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
RANDALL FILLMORE           Chief Compliance            Senior Vice President and Chief Compliance Officer, Charles Schwab
1960                       Officer (all trusts).       Investment Management, Inc.; Senior Vice President, Charles Schwab &
                                                       Co., Inc.; Chief Compliance Officer, Laudus Trust and Laudus Variable
                                                       Insurance Trust. Until 9/03: Vice President, Charles Schwab & Co., Inc.
                                                       and Charles Schwab Investment Management, Inc. Until 2002: Vice
                                                       President, Internal Audit, Charles Schwab & Co., Inc.
------------------------------------------------------------------------------------------------------------------------------------
KOJI E. FELTON             Secretary (all trusts).     Senior Vice President, Chief Counsel and Corporate Secretary, Charles
1961                                                   Schwab Investment Management, Inc.; Senior Vice President and
                                                       Deputy General Counsel, Charles Schwab & Co., Inc. Prior to 6/98:
                                                       Branch Chief in Enforcement at U.S. Securities and Exchange
                                                       Commission in San Francisco.
------------------------------------------------------------------------------------------------------------------------------------
GEORGE PEREIRA             Treasurer, Principal        Senior Vice President and Chief Financial Officer, Charles Schwab
1964                       Financial Officer           Investment Management, Inc.; Chief Financial Officer, Mutual Fund
                           (all trusts).               Division, UST Advisers, Inc.; Chief Financial Officer, Laudus Trust and
                                                       Laudus Variable Insurance Trust; Treasurer, Chief Financial Officer and
                                                       Chief Accounting Officer, Excelsior Funds, Inc., Excelsior Tax-Exempt
                                                       Funds, Inc., and Excelsior Funds Trust; Director, Charles Schwab
                                                       Worldwide Funds, PLC and Charles Schwab Asset Management (Ireland)
                                                       Limited. From 12/99 to 11/04: Senior Vice President, Financial
                                                       Reporting, Charles Schwab & Co., Inc.

GLOSSARY

ASSET ALLOCATION The practice of dividing a portfolio among different asset classes, with each asset class assigned a particular percentage.

ASSET CLASS A group of securities with similar structure and basic characteristics. Stocks, bonds and cash are the three main examples of asset classes.

BETA A historical measure of an investment's volatility relative to a market index (usually the S&P 500(R)). The index is defined as having a beta of 1.00. Investments with a beta higher than 1.00 have been more volatile than the index; those with a beta of less than 1.00 have been less volatile.

BOND A security representing a loan from the investor to the issuer. A bond typically pays interest at a fixed rate (the "coupon rate") until a specified date (the "maturity date"), at which time the issuer returns the money borrowed ("principal" or "face value") to the bondholder. Because of their structure, bonds are sometimes called "fixed income securities" or "debt securities."

An individual bond is subject to the credit risk of the issuer. Changes in interest rates can affect a bond's market value prior to call or maturity. There is no guarantee that a bond's yield to call or maturity will provide a positive return over the rate of inflation.

BOND FUND A bond fund is subject to the same credit, interest rate, and inflation risks as bonds. In addition, a bond fund incurs ongoing fees and expenses. A bond fund's net asset value will fluctuate with the price of the underlying bonds and the portfolio turnover activity; return of principal is not guaranteed.

CAP, CAPITALIZATION See "market cap."

CAPITAL GAIN, CAPITAL LOSS The difference between the amount paid for an investment and its value at a later time. If the investment has been sold, the capital gain or loss is considered a realized gain or loss. If the investment is still held, the gain or loss is still "on paper" and is considered unrealized.

EARNINGS GROWTH RATE For a mutual fund, the average yearly rate at which the earnings of the companies in the fund's portfolio have grown, measured over the past five years.

EARNINGS PER SHARE (EPS) A company's earnings, or net income, for the past 12 months, divided by the number of shares outstanding.

EXPENSE RATIO The amount that is taken from a mutual fund's assets each year to cover the fund's operating expenses. An expense ratio of 0.50% means that a fund's expenses amount to half of one percent of its average net assets a year.

MARKET CAP, MARKET CAPITALIZATION The value of a company as determined by the total value of all shares of its stock outstanding.

MEDIAN MARKET CAP The midpoint of the range of market caps of the stocks held by a fund. There are different ways of calculating median market cap. With a simple median, half of the stocks in the fund's portfolio would be larger than the median, and half would be smaller. With a weighted median (the type that is calculated for these funds), half of the fund's assets are invested in stocks that are larger than the median market cap, and half in stocks that are smaller.

NET ASSET VALUE (NAV) The value of one share of a mutual fund. NAV is calculated by taking the fund's total assets, subtracting liabilities, and dividing by the number of shares outstanding.

OUTSTANDING SHARES, SHARES OUTSTANDING When speaking of a company or mutual fund, indicates all shares currently held by investors.

PRICE-TO-BOOK RATIO (P/B) The market price of a company's stock compared with its "book value." A mutual fund's P/B is the weighted average of the P/B of all stocks in the fund's portfolio.

PRICE-TO-EARNINGS RATIO (P/E) The market price of a company's stock compared with earnings over the past year. A mutual fund's P/E is the weighted average of the P/E of all stocks in the fund's portfolio.

RETURN ON EQUITY (ROE) The average yearly rate of return for each dollar of investors' money, measured over the past five years.

STOCK A share of ownership, or equity, in the issuing company.

TOTAL RETURN The percentage that an investor would have earned or lost on an investment in the fund assuming dividends and distributions were reinvested.

WEIGHTED AVERAGE For mutual funds, an average that gives the same weight to each security as the security represents in the fund's portfolio.

YIELD The income paid out by an investment, expressed as a percentage of the investment's market value.

The industry/sector classification of the funds' portfolio holdings uses the Global Industry Classification Standard (GICS) which was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's. GICS is a service mark of MSCI and S&P and has been licensed for use by Charles Schwab & Co., Inc.

NOTES

NOTES

Schwab Funds(R) offers you a complete family of mutual funds, each one based on a clearly defined investment approach and using disciplined management strategies. The list at right shows all currently available Schwab Funds.

Whether you're an experienced investor or just starting out, Schwab Funds can help you achieve your financial goals. An investor should consider a fund's investment objectives, risks, and charges and expenses carefully before investing or sending money. This and other important information can be found in the fund's prospectus. Please call 1-800-435-4000 for a prospectus and brochure for any Schwab Fund. Please read the prospectus carefully before you invest. This report must be preceded or accompanied by a current prospectus.

METHODS FOR PLACING ORDERS
The following information outlines how Schwab investors can place orders. If you are investing through a third-party investment provider, methods for placing orders may be different.

INTERNET 1
www.schwab.com

SCHWAB BY PHONE(TM) 2
Use our automated voice service or speak to a representative. Call 1-800-435-4000, day or night (for TDD service, call 1-800-345-2550).

TELEBROKER(R)
Use our automated touch-tone phone service at 1-800-272-4922.

MAIL
Write to Schwab Funds at:
P.O. Box 3812
Englewood, CO
80155-3812

When selling or exchanging shares, be sure to include the signatures of at least one of the persons whose name is on the account.

PROXY VOTING POLICIES, PROCEDURES AND RESULTS
A description of the proxy voting policies and procedures used to determine how to vote proxies on behalf of the funds is available without charge, upon request, by visiting Schwab's website at www.schwab.com/schwabfunds, the SEC's website at http://www.sec.gov, or by contacting Schwab Funds at 1-800-435-4000.

Information regarding how a fund voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available, without charge, by visiting Schwab's website at www.schwab.com/schwabfunds or the SEC's website at http://www.sec.gov.

1 Shares of Sweep Investments(TM) may not be purchased directly over the Internet.

2 Orders placed in person or through a telephone representative may be subject to a service fee payable to Schwab.

THE SCHWAB FUNDS FAMILY(R)

STOCK FUNDS
Schwab Premier Equity Fund(R)
Schwab Core Equity Fund(TM)
Schwab Dividend Equity Fund(TM)
Schwab Large-Cap Growth Fund(TM)
Schwab Small-Cap Equity Fund(TM)
Schwab Hedged Equity Fund(TM)
Schwab Financial Services Fund(TM)
Schwab Health Care Fund(TM)
Schwab Technology Fund(TM)
Schwab Institutional Select(R) S&P 500 Fund
Schwab S&P 500 Index Fund
Schwab 1000 Index(R) Fund
Schwab Small-Cap Index Fund(R)
Schwab Total Stock Market Index Fund(R)
Schwab International Index Fund(R)

ASSET ALLOCATION FUNDS
Schwab Viewpoints Fund(TM)
Schwab MarketTrack All Equity Portfolio(TM)
Schwab MarketTrack Growth Portfolio(TM)
Schwab MarketTrack Balanced Portfolio(TM)
Schwab MarketTrack Conservative Portfolio(TM)
Schwab Target 2010 Fund
Schwab Target 2020 Fund
Schwab Target 2030 Fund
Schwab Target 2040 Fund
Schwab Retirement Income Fund

BOND FUNDS
Schwab YieldPlus Fund(R)
Schwab Short-Term Bond Market Fund(TM)
Schwab Total Bond Market Fund(TM)
Schwab GNMA Fund(TM)
Schwab Inflation Protected Fund(TM)
Schwab Tax-Free YieldPlus Fund(TM)
Schwab Short/Intermediate Tax-Free Bond Fund(TM)
Schwab Long-Term Tax-Free Bond Fund(TM)
Schwab California Tax-Free YieldPlus Fund(TM)
Schwab California Short/Intermediate Tax-Free Bond Fund(TM)
Schwab California Long-Term Tax-Free Bond Fund(TM)

SCHWAB MONEY FUNDS
Schwab offers an array of money market funds that seek high current income consistent with safety and liquidity. 3 Choose from taxable or tax-advantaged alternatives. Many can be linked to your eligible Schwab account to "sweep" cash balances automatically, subject to availability, when you're between investments. Or, for your larger cash reserves, choose one of our Value Advantage Investments(R).

3 Investments in money market funds are neither insured nor guaranteed by the Federal Deposit Insurance Corporation (FDIC) or any other government agency and, although they seek to preserve the value of your investment at $1 per share, it is possible to lose money.

[CHARLES SCHWAB LOGO]


INVESTMENT ADVISER
Charles Schwab Investment Management, Inc.
101 Montgomery Street, San Francisco, CA 94104

FUNDS
Schwab Funds(R)
P.O. Box 3812, Englewood, CO 80155-3812

This report is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

(C) 2006 Charles Schwab & Co., Inc. All rights reserved.
Member SIPC

Printed on recycled paper.

MFR13562

ITEM 2: CODE OF ETHICS.

Not applicable to this semi-annual report.

ITEM 3: AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable to this semi-annual report.

ITEM 4: PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable to this semi-annual report.

ITEM 5: AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6: SCHEDULE OF INVESTMENTS.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS as of April 30, 2006, (Unaudited)
This section shows all the securities in the fund's portfolio and their value as of the report date. The fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The fund's Form N-Q is available on the SEC's website at http://www.sec.gov and may be viewed and copied at the SEC's Public Reference Room in Washington, D.C. Call 1-800-SEC-0330 for information on the operation of the Public Reference Room. The schedule of portfolio holdings filed on a fund's most recent Form N-Q is also available by visiting Schwab's website at www.schwab.com/schwabfunds.

                                                          COST          VALUE
HOLDINGS BY CATEGORY                                  ($ X 1,000)    ($ X 1,000)
--------------------------------------------------------------------------------
 99.8%  COMMON STOCK                                    3,358,125     6,752,642

  0.1%  FOREIGN COMMON
        STOCK                                               3,598         5,937

   --%  OTHER INVESTMENTS                                   3,539         3,539

   --%  U.S. TREASURY                                       1,193         1,193
        OBLIGATION
--------------------------------------------------------------------------------
 99.9%  TOTAL INVESTMENTS                               3,366,455     6,763,311

  5.7%  COLLATERAL INVESTED
        FOR SECURITIES ON
        LOAN                                              383,468       383,468

(5.6)%  OTHER ASSETS AND
        LIABILITIES, NET                                               (380,036)
--------------------------------------------------------------------------------
100.0%  NET ASSETS                                                    6,766,743

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COMMON STOCK 99.8% of net assets

AUTOMOBILES & COMPONENTS 0.4%
--------------------------------------------------------------------------------
BorgWarner, Inc. (a)                                       20,849          1,266
Ford Motor Co. (a)                                        872,613          6,065
General Motors Corp. (a)                                  242,705          5,553
Gentex Corp. (a)                                           43,972            645
Goodyear Tire & Rubber Co. (a)*                            76,800          1,075
Harley-Davidson, Inc. (a)                                 126,692          6,441
Johnson Controls, Inc.                                     81,458          6,643
Thor Industries, Inc. (a)                                  26,364          1,331
TRW Automotive Holdings Corp.
   (a)*                                                    48,243          1,070
                                                                     -----------
                                                                          30,089
BANKS 5.5%
--------------------------------------------------------------------------------
AmSouth Bancorp (a)                                       175,037          5,066
Associated Banc-Corp. (a)                                  61,348          2,075
Astoria Financial Corp. (a)                                40,304          1,262
Bank of Hawaii Corp.                                       26,332          1,430
BB&T Corp.                                                230,048          9,878
BOK Financial Corp. (a)                                    29,306          1,427
Capitol Federal Financial (a)                              34,191          1,152
City National Corp.                                        22,632          1,651
Comerica, Inc.                                             84,728          4,818
Commerce Bancorp, Inc. (a)                                 48,153          1,943
Commerce Bancshares, Inc.                                  36,145          1,889
Compass Bancshares, Inc.                                   56,687          3,116
Countrywide Financial Corp.                               247,672         10,070
Cullen/Frost Bankers, Inc.                                 25,600          1,482
Fannie Mae                                                446,534         22,595
Fifth Third Bancorp                                       234,484          9,478
First Horizon National Corp. (a)                           52,600          2,231
Freddie Mac                                               318,605         19,454
Fulton Financial Corp.                                     21,471            353
Golden West Financial Corp.                               141,266         10,153
Hudson City Bancorp, Inc.                                 257,840          3,458
Huntington Bancshares, Inc.                               105,277          2,542
Independence Community Bank
   Corp.                                                   38,739          1,627
IndyMac Bancorp, Inc. (a)                                  21,795          1,053
KeyCorp, Inc.                                             201,514          7,702
M&T Bank Corp.                                             51,843          6,190
Marshall & Ilsley Corp. (a)                                82,531          3,773
Mercantile Bankshares Corp.                                56,700          2,131
MGIC Investment Corp.                                      37,705          2,666
National City Corp.                                       294,776         10,877
New York Community Bancorp,
   Inc. (a)                                               107,882          1,857
North Fork Bancorp, Inc.                                  208,280          6,275
People's Bank (a)                                          65,235          2,136
PNC Financial Services Group,
   Inc.                                                   139,996         10,006
Popular, Inc. (a)                                          83,086          1,718
Radian Group, Inc.                                         39,754          2,493
Regions Financial Corp. (a)                               213,180          7,783
Sky Financial Group, Inc.                                  39,082          1,010
Sovereign Bancorp, Inc. (a)                               170,258          3,775
SunTrust Banks, Inc.                                      166,493         12,875
Synovus Financial Corp.                                   142,741          3,997
TCF Financial Corp. (a)                                    62,684          1,684
TD Banknorth, Inc. (a)                                    108,826          3,231
The Colonial BancGroup, Inc.                               71,076          1,843


                                                          See financial notes. 1

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
The PMI Group, Inc.                                        43,264          1,997
U.S. Bancorp                                              837,955         26,345
UnionBanCal Corp.                                          73,965          5,184
Valley National Bancorp (a)                                41,083          1,070
Wachovia Corp.                                            738,452         44,196
Washington Mutual, Inc.                                   452,393         20,385
Webster Financial Corp. (a)                                19,239            903
Wells Fargo & Co.                                         758,898         52,129
Whitney Holding Corp. (a)                                  29,023          1,032
Wilmington Trust Corp.                                     33,237          1,472
Zions Bancorp                                              47,898          3,977
                                                                     -----------
                                                                         372,915
CAPITAL GOODS 8.3%
--------------------------------------------------------------------------------
3M Co.                                                    355,034         30,331
Alliant Techsystems, Inc. *                                13,438          1,075
American Power Conversion
   Corp. (a)                                               71,566          1,592
American Standard Cos., Inc.                               77,105          3,356
Ametek, Inc.                                               13,165            649
Carlisle Cos., Inc.                                         6,310            533
Caterpillar, Inc.                                         315,276         23,879
Cooper Industries Ltd., Class A                            71,500          6,539
Crane Co. (a)                                              74,993          3,168
Cummins, Inc. (a)                                          21,783          2,276
Danaher Corp.                                             147,420          9,451
Deere & Co.                                               111,273          9,768
Donaldson Co., Inc. (a)                                    37,700          1,253
Dover Corp.                                                99,237          4,937
Eaton Corp.                                                68,359          5,240
Emerson Electric Co.                                      199,294         16,930
Fastenal Co.                                               62,600          2,930
Flowserve Corp. *                                          25,341          1,458
Fluor Corp.                                                41,079          3,817
Foster Wheeler Ltd. *                                       4,228            188
General Dynamics Corp.                                    195,024         12,797
General Electric Co. (b)                                4,830,822        167,098
Goodrich Corp.                                             38,098          1,695
Graco, Inc.                                                25,194          1,178
Harsco Corp.                                               20,300          1,692
Honeywell International, Inc.                             388,799         16,524
Hubbell, Inc., Class B                                     10,494            542
IDEX Corp.                                                 22,771          1,157
Illinois Tool Works, Inc.                                 134,702         13,834
Ingersoll-Rand Co., Class A (b)                           152,628          6,677
ITT Industries, Inc.                                       50,690          2,850
Jacobs Engineering Group, Inc.
   (a)*                                                    18,578          1,536
JLG Industries, Inc.                                       47,636          1,366
Joy Global, Inc.                                           54,008          3,548
Kennametal, Inc.                                           17,599          1,089
L-3 Communications Holdings,
   Inc.                                                    55,424          4,528
Lockheed Martin Corp.                                     212,154         16,103
Masco Corp.                                               201,736          6,435
McDermott International, Inc. *                            59,571          3,622
MSC Industrial Direct Co., Class A                         30,458          1,580
Northrop Grumman Corp.                                    174,332         11,663
Oshkosh Truck Corp. (a)                                    33,828          2,070
Paccar, Inc.                                               71,640          5,153
Pall Corp.                                                 39,733          1,199
Parker Hannifin Corp.                                      58,269          4,723
Pentair, Inc. (a)                                          40,200          1,539
Precision Castparts Corp.                                  61,301          3,861
Raytheon Co.                                              223,790          9,907
Rockwell Automation, Inc.                                  92,549          6,706
Rockwell Collins, Inc.                                     87,553          5,008
Roper Industries, Inc.                                     20,749            985
SPX Corp.                                                  38,114          2,087
Teleflex, Inc.                                             20,146          1,314
Terex Corp. *                                              22,791          1,973
Textron, Inc.                                              61,069          5,493
The Boeing Co.                                            383,389         31,994
The Manitowoc Co., Inc.                                    66,876          3,316
The Shaw Group, Inc. (a)*                                  35,569          1,088
The Timken Co. (a)                                         32,794          1,145
Thomas & Betts Corp. *                                     29,529          1,682
Trinity Industries, Inc. (a)                               22,461          1,426
Tyco International Ltd.                                   933,694         24,603
United Rentals, Inc. *                                     35,645          1,271
United Technologies Corp.                                 472,763         29,694
USG Corp. (a)*                                             20,406          2,183
W.W. Grainger, Inc.                                        44,776          3,444
Walter Industries, Inc. (a)                                17,715          1,175
WESCO International, Inc. *                                21,593          1,619
                                                                     -----------
                                                                         563,542
COMMERCIAL SERVICES & SUPPLIES 1.0%
--------------------------------------------------------------------------------
Adesa, Inc.                                                42,291          1,079
Allied Waste Industries, Inc. *                           101,043          1,431
ARAMARK Corp., Class B                                     91,887          2,583
Avery Dennison Corp. (a)                                   57,460          3,591
Cendant Corp.                                             472,588          8,237
ChoicePoint, Inc. (a)*                                     23,182          1,021
Cintas Corp.                                               68,510          2,876
Copart, Inc. (a)*                                          10,214            274


2 See financial notes.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Covanta Holding Corp. *                                     64,748         1,080
Equifax, Inc.                                               68,000         2,621
Herman Miller, Inc.                                         31,855           981
HNI Corp. (a)                                               25,273         1,336
Manpower, Inc. (a)                                          40,291         2,625
Monster Worldwide, Inc. *                                   56,300         3,232
Pitney Bowes, Inc. (a)                                     104,941         4,392
R.R. Donnelley & Sons Co.                                   99,419         3,349
Republic Services, Inc.                                     63,315         2,786
Robert Half International, Inc.                             69,691         2,946
Steelcase Inc., Class A                                     74,242         1,390
Stericycle, Inc. (a)*                                       16,849         1,109
The Brink's Co.                                             18,815           956
The Corporate Executive Board
   Co.                                                      19,544         2,094
The Dun & Bradstreet Corp. *                                35,225         2,713
Waste Management, Inc.                                     277,277        10,387
West Corp. (a)*                                             32,050         1,484
                                                                     -----------
                                                                          66,573
CONSUMER DURABLES & APPAREL 1.4%
--------------------------------------------------------------------------------
Beazer Homes USA, Inc. (a)                                 15,098            870
Black & Decker Corp.                                       37,880          3,546
Brunswick Corp.                                            33,961          1,332
Centex Corp. (a)                                           54,000          3,002
Coach, Inc. *                                             176,410          5,825
D.R. Horton, Inc.                                         138,497          4,158
Dolby Laboratories Inc., Class A *                         23,129            544
Eastman Kodak Co. (a)                                     139,721          3,767
Fortune Brands, Inc.                                       66,628          5,350
Garmin Ltd. (a)                                            49,743          4,296
Harman International Industries,
   Inc.                                                    32,997          2,903
Hasbro, Inc. (a)                                           88,325          1,741
Hovnanian Enterprises, Inc.,
   Class A (a)*                                            20,711            824
Jones Apparel Group, Inc.                                  56,320          1,935
KB Home                                                    40,976          2,523
Leggett & Platt, Inc. (a)                                  88,044          2,336
Lennar Corp., Class A                                      68,375          3,756
Liz Claiborne, Inc.                                        42,800          1,671
M.D.C. Holdings, Inc. (a)                                  14,679            848
Mattel, Inc.                                              186,297          3,014
Mohawk Industries, Inc. *                                  26,739          2,142
Newell Rubbermaid, Inc. (a)                               136,926          3,754
Nike, Inc., Class B                                       128,234         10,495
NVR, Inc. (a)*                                              2,698          2,037
Polo Ralph Lauren Corp.                                    50,395          3,060
Pulte Homes, Inc. (a)                                     114,312          4,270
SCP Pool Corp. (a)                                          5,927            277
Snap-On, Inc.                                              28,550          1,185
Standard Pacific Corp. (a)                                 23,650            750
The Ryland Group, Inc. (a)                                 18,050          1,139
The Stanley Works                                          39,294          2,053
Timberland Co., Class A *                                  31,260          1,064
Toll Brothers, Inc. *                                      63,200          2,032
VF Corp.                                                   35,682          2,183
Whirlpool Corp.                                            32,643          2,930
                                                                     -----------
                                                                          93,612
CONSUMER SERVICES 2.1%
--------------------------------------------------------------------------------
Apollo Group, Inc., Class A (a)*                           77,621          4,241
Boyd Gaming Corp. (a)                                      35,200          1,754
Brinker International, Inc.                                34,600          1,355
Career Education Corp. *                                   45,200          1,667
Carnival Corp.                                            281,410         13,176
Choice Hotels International, Inc.                          24,514          1,312
Darden Restaurants, Inc.                                   80,615          3,192
Education Management Corp. *                               36,200          1,537
GTECH Holdings Corp.                                       57,709          1,971
H&R Block, Inc.                                           118,798          2,712
Harrah's Entertainment, Inc. (a)                           73,756          6,022
Hilton Hotels Corp.                                       190,465          5,131
International Game Technology                             168,426          6,388
International Speedway Corp.,
   Class A (a)                                             18,769            923
ITT Educational Services, Inc. (a)*                        21,101          1,341
Kerzner International Ltd. (a)*                            16,749          1,309
Las Vegas Sands Corp. *                                   157,163         10,186
Laureate Education, Inc. *                                 14,678            735
Marriott International, Inc., Class
   A                                                       99,978          7,305
McDonald's Corp.                                          606,925         20,981
MGM Mirage *                                              109,687          4,925
OSI Restaurant Partners, Inc. (a)                          22,697            969
Panera Bread Co., Class A (a)*                              8,339            619
Penn National Gaming, Inc. *                               37,360          1,521
Royal Caribbean Cruises, Ltd. (a)                         105,566          4,412
Scientific Games Corp., Class A *                          34,243          1,304
Service Corp. International                               162,900          1,311
Starbucks Corp. *                                         354,527         13,213
Starwood Hotels & Resorts
   Worldwide, Inc.                                        101,142          5,804
Station Casinos, Inc.                                      16,774          1,293


                                                          See financial notes. 3

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
The Cheesecake Factory, Inc. (a)*                          31,174            984
The ServiceMaster Co.                                     115,153          1,387
Weight Watchers International,
   Inc.                                                    46,929          2,316
Wendy's International, Inc.                                48,273          2,982
Wynn Resorts, Ltd. (a)*                                    36,342          2,766
YUM! Brands, Inc.                                         130,588          6,749
                                                                     -----------
                                                                         145,793
DIVERSIFIED FINANCIALS 9.4%
--------------------------------------------------------------------------------
A.G. Edwards, Inc.                                         35,385          1,870
Affiliated Managers Group, Inc.
   (a)*                                                    15,459          1,566
AllianceBernstein Holding LP (a)                           39,989          2,577
American Express Co. (b)                                  589,477         31,720
AmeriCredit Corp. (a)*                                     78,300          2,371
Ameriprise Financial, Inc.                                114,957          5,637
Bank of America Corp. (b)                               2,153,468        107,501
BlackRock, Inc., Class A                                   29,465          4,465
Capital One Financial Corp.                               142,760         12,369
CBOT Holdings, Inc., Class A (a)*                          24,362          2,581
Chicago Mercantile Exchange
   Holdings, Inc.                                          16,141          7,393
CIT Group, Inc.                                           104,268          5,631
Citigroup, Inc.                                         2,399,975        119,879
E*TRADE Financial Corp. *                                 182,900          4,550
Eaton Vance Corp. (a)                                      51,484          1,466
Federated Investors, Inc., Class B                         53,850          1,890
Franklin Resources, Inc.                                  121,486         11,313
Goldman Sachs Group, Inc.                                 207,972         33,336
IntercontinentalExchange, Inc.
   (a)*                                                    25,589          1,825
Investors Financial Services Corp.
   (a)                                                     16,590            794
Janus Capital Group, Inc.                                 110,800          2,156
Jefferies Group, Inc. (a)                                  26,126          1,736
JPMorgan Chase & Co.                                    1,642,938         74,556
Legg Mason, Inc.                                           53,714          6,364
Lehman Brothers Holdings, Inc.                            133,044         20,110
Leucadia National Corp. (a)                                50,232          3,052
Mellon Financial Corp.                                    210,025          7,903
Merrill Lynch & Co., Inc.                                 433,262         33,041
Moody's Corp. (a)                                         146,426          9,080
Morgan Stanley                                            514,848         33,105
Nasdaq Stock Market, Inc. *                                39,737          1,487
Nelnet, Inc., Class A (a)*                                 66,952          2,604
Northern Trust Corp.                                      108,776          6,406
Nuveen Investments, Inc., Class A
   (a)                                                     29,300          1,410
Raymond James Financial, Inc.                              51,849          1,574
SEI Investments Co. (a)                                    50,722          2,178
SLM Corp.                                                 192,524         10,181
State Street Corp.                                        166,786         10,894
Student Loan Corp. (a)                                      9,227          1,921
T. Rowe Price Group, Inc.                                  63,725          5,365
TD Ameritrade Holding Corp. *                             296,431          5,502
The Bank of New York Co., Inc.                            377,610         13,273
The Bear Stearns Cos., Inc.                                55,436          7,900
The Charles Schwab Corp. (b)(c)                           599,315         10,728
The First Marblehead Corp. (a)                             12,876            619
                                                                     -----------
                                                                         633,879
ENERGY 9.3%
--------------------------------------------------------------------------------
Williams Cos., Inc.                                       223,521          4,902
Amerada Hess Corp. *                                       41,841          5,995
Anadarko Petroleum Corp.                                  109,274         11,454
Apache Corp.                                              145,650         10,347
Arch Coal, Inc.                                            21,100          2,004
Baker Hughes, Inc.                                        157,707         12,747
BJ Services Co.                                           147,746          5,622
Cabot Oil & Gas Corp.                                       5,087            251
Cheniere Energy, Inc. (a)*                                  5,187            222
Chesapeake Energy Corp. (a)                               140,997          4,467
ChevronTexaco Corp.                                     1,021,877         62,355
Cimarex Energy Co. (a)                                     19,215            825
CNX Gas Corp. (a)*                                         49,394          1,408
ConocoPhillips                                            768,139         51,388
CONSOL Energy, Inc.                                        39,899          3,398
Cooper Cameron Corp. *                                     54,400          2,733
Denbury Resources, Inc. *                                  42,942          1,400
Devon Energy Corp.                                        228,082         13,710
Diamond Offshore Drilling, Inc. (a)                        64,759          5,878
Dresser-Rand Group, Inc. (a)*                              39,419            984
El Paso Corp. (a)                                         276,981          3,576
ENSCO International, Inc.                                  67,928          3,633
Enterprise GP Holdings LP (a)                              23,859            849
Enterprise Products Partners L.P.
   (a)                                                    179,858          4,450
EOG Resources, Inc.                                       111,452          7,827
Exxon Mobil Corp.                                       2,936,104        185,209
FMC Technologies, Inc. *                                   26,892          1,468
Forest Oil Corp. *                                         10,215            374
Frontier Oil Corp. (a)                                     17,879          1,082
Grant Prideco, Inc. *                                      59,316          3,037
Halliburton Co.                                           236,594         18,490


4 See financial notes.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Helix Energy Solutions Group, Inc.
   (a)*                                                    12,626            490
Helmerich & Payne, Inc. (a)                                25,246          1,836
Hugoton Royalty Trust                                       9,367            259
Kerr-McGee Corp.                                           53,512          5,344
Kinder Morgan Management, LLC
   (a)*                                                    27,684          1,185
Kinder Morgan, Inc.                                        58,563          5,155
Marathon Oil Corp.                                        157,273         12,481
Mariner Energy, Inc. *                                      8,266            161
Massey Energy Co. (a)                                      26,201          1,013
Murphy Oil Corp.                                           83,844          4,207
Nabors Industries Ltd. (a)*                               144,988          5,412
National-Oilwell Varco, Inc. *                             76,973          5,309
Newfield Exploration Co. *                                 53,066          2,367
Noble Corp.                                                58,350          4,606
Noble Energy, Inc.                                         80,561          3,624
Occidental Petroleum Corp.                                187,658         19,280
Patterson-UTI Energy, Inc.                                 79,721          2,580
Peabody Energy Corp.                                       63,487          4,054
Pioneer Natural Resources Co.                              64,411          2,758
Plains All American Pipeline L.P.
   (a)                                                     34,032          1,485
Plains Exploration & Product Co. *                         22,858            843
Pogo Producing Co. (a)                                     24,500          1,217
Pride International, Inc. *                                77,094          2,690
Quicksilver Resources, Inc. (a)*                           26,245          1,088
Range Resources Corp.                                      27,028            717
Rowan Cos., Inc. (a)                                       53,483          2,371
Schlumberger Ltd.                                         544,006         37,613
Southwestern Energy Co. *                                  61,844          2,228
St. Mary Land & Exploration Co.                            20,513            865
Sunoco, Inc. (a)                                           62,800          5,089
Teekay Shipping Corp. (a)                                  38,268          1,472
TEPPCO Partners L.P. (a)                                   32,277          1,228
Tesoro Petroleum Corp.                                     25,056          1,752
Tidewater, Inc. (a)                                        28,568          1,664
Todco, Class A (a)*                                        27,839          1,277
Transocean, Inc. *                                        141,013         11,432
Ultra Petroleum Corp. *                                    56,612          3,621
Unit Corp. *                                                5,200            300
Valero Energy Corp.                                       281,970         18,255
Valero L.P.                                                21,595          1,148
W&T Offshore, Inc. (a)                                     30,434          1,299
Weatherford International, Ltd. *                         141,248          7,476
Western Gas Resources, Inc.                                25,136          1,307
XTO Energy, Inc.                                          157,158          6,656
                                                                     -----------
                                                                         632,971
FOOD & STAPLES RETAILING 2.3%
--------------------------------------------------------------------------------
Albertson's, Inc.                                         166,842          4,226
BJ's Wholesale Club, Inc. (a)*                             31,400            961
Costco Wholesale Corp.                                    217,799         11,855
CVS Corp.                                                 342,244         10,171
Kroger Co.                                                336,213          6,812
Safeway, Inc.                                             205,897          5,174
Supervalu, Inc.                                            62,330          1,808
Sysco Corp.                                               256,190          7,658
Wal-Mart Stores, Inc. (a)(b)                            1,909,877         86,002
Walgreen Co.                                              452,069         18,955
Whole Foods Market, Inc.                                   56,216          3,451
                                                                     -----------
                                                                         157,073
FOOD, BEVERAGE & TOBACCO 4.6%
--------------------------------------------------------------------------------
Altria Group, Inc. (b)                                    949,415         69,459
Anheuser-Busch Cos., Inc. (b)                             339,166         15,120
Archer-Daniels-Midland Co.                                321,885         11,697
Brown-Forman Corp., Class B (a)                            56,032          4,174
Bunge, Ltd.                                                46,192          2,464
Campbell Soup Co.                                         188,658          6,063
Coca-Cola Enterprises, Inc. (a)                           216,372          4,226
ConAgra Foods, Inc.                                       239,397          5,429
Constellation Brands, Inc., Class
   A *                                                     90,132          2,226
Dean Foods Co. *                                           68,233          2,703
Del Monte Foods Co.                                        91,938          1,072
General Mills, Inc.                                       180,250          8,894
H.J. Heinz Co.                                            161,498          6,704
Hershey Foods Corp. (a)                                   110,424          5,890
Hormel Foods Corp.                                         63,747          2,139
Kellogg Co.                                               186,781          8,650
Kraft Foods, Inc., Class A (a)                            781,586         24,417
Loews Corp. - Carolina Group                               70,271          3,601
McCormick & Co., Inc. (a)                                  61,754          2,151
Molson Coors Brewing Co., Class
   B                                                       32,936          2,433
PepsiAmericas, Inc.                                        63,336          1,496
PepsiCo, Inc.                                             766,287         44,629
Reynolds American, Inc. (a)                                73,442          8,053
Sara Lee Corp.                                            388,872          6,949
Smithfield Foods, Inc. (a)*                                34,235            921
The Coca-Cola Co.                                       1,110,804         46,609
The J.M. Smuckers Co.                                      16,856            662


                                                          See financial notes. 5

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
The Pepsi Bottling Group, Inc.                            125,232          4,020
Tyson Foods, Inc., Class A (a)                            146,259          2,135
UST, Inc. (a)                                              76,225          3,349
Wm. Wrigley Jr. Co.                                        99,472          4,682
Wm. Wrigley Jr. Co., Class B                               24,868          1,171
                                                                     -----------
                                                                         314,188
HEALTH CARE EQUIPMENT & SERVICES 4.2%
--------------------------------------------------------------------------------
Advanced Medical Optics, Inc. *                            10,934            510
Aetna, Inc.                                               153,370          5,905
AmerisourceBergen Corp.                                   107,110          4,622
Bausch & Lomb, Inc. (a)                                    24,539          1,201
Baxter International, Inc.                                285,895         10,778
Beckman Coulter, Inc.                                      28,528          1,465
Becton Dickinson & Co.                                    124,265          7,834
Biomet, Inc.                                              107,904          4,012
Boston Scientific Corp. *                                 635,208         14,762
C.R. Bard, Inc.                                            51,800          3,857
Cardinal Health, Inc.                                     208,710         14,057
Caremark Rx, Inc.                                         218,233          9,941
Cerner Corp. (a)*                                          62,826          2,491
CIGNA Corp.                                                65,918          7,053
Community Health Systems, Inc.
   (a)*                                                    40,206          1,457
Coventry Health Care, Inc. *                               74,662          3,708
Cytyc Corp. *                                              44,020          1,138
Dade Behring Holdings, Inc.                                43,458          1,695
DaVita, Inc. *                                             46,125          2,595
Dentsply International, Inc. (a)                           39,650          2,366
Edwards Lifesciences Corp. *                               29,896          1,329
Emdeon Corp. (a)*                                          51,973            593
Express Scripts, Inc. *                                    74,556          5,826
Gen-Probe, Inc. *                                           6,370            341
HCA, Inc.                                                 184,629          8,103
Health Management Associates,
   Inc., Class A                                           71,122          1,473
Health Net, Inc. *                                         55,700          2,267
Henry Schein, Inc. *                                       39,919          1,861
Hillenbrand Industries, Inc. (a)                           28,548          1,466
Hologic, Inc. (a)*                                         20,311            968
Hospira, Inc. *                                            78,140          3,012
Humana, Inc. *                                             74,191          3,352
IDEXX Laboratories, Inc. *                                 17,154          1,427
IMS Health, Inc.                                          107,889          2,932
Intuitive Surgical, Inc. *                                 12,415          1,577
Kinetic Concepts, Inc. *                                   33,392          1,458
Laboratory Corp. of America
   Holdings *                                              61,322          3,501
Lincare Holdings, Inc. (a)*                                49,750          1,967
Manor Care, Inc.                                           16,982            745
McKesson Corp.                                            144,147          7,004
Medco Health Solutions, Inc. *                            148,943          7,928
Medtronic, Inc.                                           544,318         27,281
Omnicare, Inc.                                             43,433          2,463
Patterson Cos., Inc. (a)*                                  53,200          1,733
Pediatrix Medical Group, Inc. *                            21,754          1,101
Quest Diagnostics                                          93,347          5,202
ResMed, Inc. (a)*                                          26,708          1,152
Respironics, Inc. *                                        11,167            409
Sierra Health Services, Inc. *                             63,604          2,494
St. Jude Medical, Inc. *                                  156,505          6,179
Stryker Corp.                                             169,354          7,409
Tenet Healthcare Corp. *                                  216,056          1,798
The Cooper Cos., Inc.                                      13,347            732
Triad Hospitals, Inc. *                                    33,057          1,362
UnitedHealth Group, Inc.                                  628,712         31,272
Universal Health Services, Inc.,
   Class B (a)                                             22,337          1,134
Varian Medical Systems, Inc. *                             60,371          3,162
VCA Antech, Inc. *                                         37,554          1,168
WellPoint, Inc. *                                         313,023         22,225
Zimmer Holdings, Inc. *                                   106,612          6,706
                                                                     -----------
                                                                         285,559
HOUSEHOLD & PERSONAL PRODUCTS 2.0%
--------------------------------------------------------------------------------
Alberto-Culver Co., Class B                                31,550          1,419
Avon Products, Inc.                                       183,336          5,979
Church & Dwight Co., Inc.                                   3,352            123
Clorox Co. (a)                                             69,525          4,462
Colgate-Palmolive Co.                                     224,402         13,267
Energizer Holdings, Inc. *                                 31,000          1,586
Herbalife Ltd. *                                           31,709          1,103
Kimberly-Clark Corp.                                      215,534         12,615
Procter & Gamble Co. (b)                                1,576,602         91,774
The Estee Lauder Cos., Inc.,
   Class A                                                 58,516          2,172
                                                                     -----------
                                                                         134,500
INSURANCE 5.9%
--------------------------------------------------------------------------------
ACE Ltd.                                                  146,101          8,114
AFLAC, Inc.                                               246,513         11,719
Alleghany Corp. *                                           3,794          1,085
AMBAC Financial Group, Inc.                                48,528          3,997
American Financial Group, Inc. (a)                         36,870          1,633
American International Group, Inc.
   (b)                                                  1,197,136         78,113


6 See financial notes.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
American National Insurance Co.                            11,837          1,412
AmerUs Group Co. (a)                                       19,584          1,149
AON Corp.                                                 158,163          6,629
Arthur J. Gallagher & Co. (a)                              42,820          1,175
Assurant, Inc.                                             69,992          3,371
Axis Capital Holdings Ltd.                                 66,062          1,970
Berkshire Hathaway, Inc., Class A
   *                                                          706         62,834
Brown & Brown, Inc. (a)                                    63,576          1,985
Cincinnati Financial Corp.                                 81,017          3,455
CNA Financial Corp. (a)*                                  126,900          4,079
Conseco, Inc. *                                            75,473          1,906
Endurance Specialty Holdings Ltd.
   (a)                                                     30,453            943
Erie Indemnity Co., Class A (a)                            19,985          1,018
Everest Re Group, Ltd.                                     28,420          2,586
Fidelity National Financial, Inc.                          79,846          3,352
Fidelity National Title Group, Inc.,
   Class A (a)                                             79,846          1,729
First American Corp.                                       44,360          1,890
Genworth Financial, Inc., Class A                         229,439          7,617
Hanover Insurance Group, Inc.                              26,400          1,397
Hartford Financial Services
   Group, Inc.                                            144,495         13,283
HCC Insurance Holdings, Inc.                               63,257          2,118
Lincoln National Corp.                                    135,460          7,867
Loews Corp.                                                91,886          9,754
Markel Corp. *                                              4,931          1,722
Marsh & McLennan Cos., Inc.                               225,520          6,917
MBIA, Inc. (a)                                             61,034          3,639
Mercury General Corp. (a)                                  25,135          1,341
Metlife, Inc.                                             354,444         18,466
Nationwide Financial Services,
   Inc., Class A                                           79,873          3,505
Old Republic International Corp.                          105,309          2,343
PartnerRe Ltd.                                             25,169          1,574
Philadelphia Consolidated Holding
   Corp. (a)*                                              29,145            966
Principal Financial Group, Inc.                           145,909          7,487
Protective Life Corp. (a)                                  34,757          1,752
Prudential Financial, Inc.                                251,097         19,618
Reinsurance Group of America,
   Inc.                                                    31,210          1,501
RenaissanceRe Holdings Ltd. (a)                            32,807          1,380
SAFECO Corp.                                               65,378          3,393
StanCorp Financial Group, Inc.                             28,442          1,403
The Allstate Corp.                                        310,798         17,557
The Chubb Corp.                                           189,492          9,766
The Progressive Corp. (a)                                  91,023          9,879
The St. Paul Travelers Cos., Inc.                         322,697         14,208
Torchmark Corp. (a)                                        47,877          2,878
Transatlantic Holdings, Inc.                               32,929          1,892
Unitrin, Inc. (a)                                          31,571          1,542
UnumProvident Corp. (a)                                    99,542          2,022
W. R. Berkley Corp.                                        94,725          3,545
Wesco Financial Corp.                                       3,565          1,396
White Mountains Insurance Group
   Ltd.                                                     2,306          1,203
XL Capital Ltd., Class A                                   80,467          5,302
                                                                     -----------
                                                                         396,377
MATERIALS 3.2%
--------------------------------------------------------------------------------
Air Products & Chemicals, Inc.                            102,278          7,008
Airgas, Inc.                                               27,451          1,110
Alcoa, Inc. (a)                                           376,020         12,702
Allegheny Technologies, Inc. (a)                           29,252          2,028
Ashland, Inc.                                              32,240          2,122
Ball Corp.                                                 50,688          2,027
Bemis Co.                                                  31,149            980
Cabot Corp.                                                14,616            526
Celanese Corp.                                             73,143          1,605
Chemtura Corp. (a)                                         36,747            448
Commercial Metals Co.                                      36,297          1,975
Crown Holdings, Inc. *                                     82,776          1,327
Cytec Industries, Inc.                                     14,200            859
E.I. du Pont de Nemours & Co.                             437,856         19,309
Eagle Materials Inc.                                        3,490            231
Eastman Chemical Co.                                       37,591          2,043
Ecolab, Inc.                                              118,768          4,489
Engelhard Corp.                                            41,384          1,590
Florida Rock Industries, Inc. (a)                          30,167          1,882
FMC Corp.                                                  45,476          2,890
Freeport-McMoran Copper &
   Gold, Inc., Class B                                     87,017          5,620
Glamis Gold Ltd. (a)*                                      60,697          2,382
Huntsman Corp. *                                           62,754          1,233
International Flavors &
   Fragrances, Inc.                                        43,608          1,541
International Paper Co.                                   241,207          8,768
Lafarge North America, Inc.                                29,813          2,543
Louisiana-Pacific Corp.                                    48,798          1,346
Lubrizol Corp.                                             31,060          1,355
Lyondell Chemical Co.                                      89,357          2,153


                                                          See financial notes. 7

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Martin Marietta Materials, Inc.                            24,149          2,564
MeadWestvaco Corp.                                         84,883          2,420
Meridian Gold, Inc. (a)*                                   45,756          1,487
Monsanto Co.                                              129,717         10,818
Nalco Holding Co. *                                        49,243            928
Newmont Mining Corp.                                      177,208         10,342
Nucor Corp.                                                78,388          8,530
Owens-Illinois, Inc. *                                     69,277          1,266
Packaging Corp. of America                                 49,530          1,113
Pactiv Corp. *                                             75,260          1,832
Peregrine Systems, Inc. (d)*                              102,600             --
Phelps Dodge Corp.                                         86,734          7,476
PPG Industries, Inc.                                       79,906          5,363
Praxair, Inc.                                             133,354          7,485
Reliance Steel & Aluminum Co.                              26,980          2,400
Rohm & Haas Co.                                           110,401          5,586
Sealed Air Corp.                                           42,051          2,264
Sigma-Aldrich Corp.                                        24,304          1,667
Smurfit-Stone Container Corp. *                           116,030          1,503
Sonoco Products Co.                                        48,170          1,509
Southern Copper Corp. (a)                                  57,991          5,744
Temple-Inland, Inc.                                        55,808          2,592
The Dow Chemical Co.                                      430,556         17,485
The Mosaic Co. (a)*                                       160,195          2,403
The Scotts Miracle-Gro Co., Class
   A                                                       14,668            649
Titanium Metals Corp. (a)*                                  8,403            602
Tronox, Inc., Class B                                      10,790            187
United States Steel Corp.                                  52,668          3,608
Valhi, Inc.                                                16,058            320
Valspar Corp.                                              46,946          1,329
Vulcan Materials Co.                                       47,482          4,034
Westlake Chemical Corp. (a)                                26,683            810
Weyerhaeuser Co.                                          112,215          7,908
                                                                     -----------
                                                                         218,316
MEDIA 3.7%
--------------------------------------------------------------------------------
Adelphia Communications, Class
   A *                                                     75,707              3
Belo Corp., Class A (a)                                    40,900            750
Cablevision Systems Corp., Class
   A *                                                    132,510          2,686
CBS Corp., Class B                                        389,304          9,916
Clear Channel Communications,
   Inc.                                                   220,896          6,302
Clear Channel Outdoor Holdings,
   Inc., Class A *                                         56,569          1,335
Comcast Corp., Class A *                                  989,202         30,616
Discovery Holding Co., Class A
   (a)*                                                    67,197          1,001
Dow Jones & Co., Inc. (a)                                  48,616          1,797
DreamWorks Animation SKG,
   Inc., Class A  (a)*                                     62,445          1,692
EchoStar Communications Corp.,
   Class A *                                               92,000          2,843
Gannett Co., Inc.                                         112,554          6,191
Getty Images, Inc. (a)*                                    28,637          1,833
Harte-Hanks, Inc.                                          40,216          1,098
Interactive Data Corp. *                                   13,830            308
Interpublic Group of Cos., Inc. *                         172,664          1,654
John Wiley & Sons, Inc., Class A                           27,380          1,003
Knight-Ridder, Inc.                                        28,973          1,796
Lamar Advertising Co., Class A
   (a)*                                                    45,570          2,506
Liberty Global, Inc., Class A *                           179,821          3,724
Liberty Media Corp., Class A *                          1,389,435         11,602
McClatchy Co., Class A (a)                                  8,577            388
McGraw-Hill Cos., Inc.                                    185,136         10,305
Meredith Corp.                                             16,639            825
New York Times Co., Class A (a)                            56,925          1,411
News Corp., Inc., Class A                               1,502,444         25,782
Omnicom Group, Inc.                                        89,669          8,071
Pixar, Inc. *                                              54,232          3,487
R.H. Donnelley Corp. (a)*                                  31,186          1,751
Regal Entertainment Group, Class
   A (a)                                                   42,691            897
Sirius Satellite Radio, Inc. (a)*                         564,385          2,641
The DIRECTV Group, Inc. (a)*                              639,345         10,920
The E.W. Scripps Co., Class A                              65,773          3,031
The Walt Disney Co.                                       957,088         26,760
Time Warner, Inc.                                       2,034,138         35,394
Tribune Co. (a)                                           132,200          3,811
Univision Communications, Inc.,
   Class A *                                              137,355          4,902
Viacom, Inc., Class B *                                   373,497         14,877
Warner Music Group Corp.                                   50,986          1,349
Washington Post, Class B (a)                                4,426          3,390
XM Satellite Radio Holdings, Inc.,
   Class  A (a)*                                           93,079          1,882
                                                                     -----------
                                                                         252,530
PHARMACEUTICALS & BIOTECHNOLOGY 7.3%
--------------------------------------------------------------------------------
Abbott Laboratories (b)                                   700,446         29,937
Abraxis Bioscience, Inc. (a)*                              22,300            697
Affymetrix, Inc. (a)*                                      20,290            581
Alkermes, Inc. (a)*                                         7,142            153


8 See financial notes.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Allergan, Inc.                                             63,081          6,480
Amgen, Inc. (b)*                                          558,760         37,828
Amylin Pharmaceuticals, Inc. (a)*                          33,747          1,470
Applied Biosystems Group -
   Applera Corp.                                          100,500          2,898
Barr Pharmaceuticals, Inc. *                               49,638          3,006
Biogen Idec, Inc. *                                       161,355          7,237
Bristol-Myers Squibb Co.                                  866,839         22,000
Celgene Corp. *                                            72,700          3,065
Cephalon, Inc. (a)*                                        14,000            919
Charles River Laboratories, Inc.
   (a)*                                                    25,115          1,187
Covance, Inc. (a)*                                         24,300          1,418
Eli Lilly & Co.                                           522,071         27,628
Endo Pharmaceutical Holdings,
   Inc. *                                                  60,828          1,913
Fisher Scientific International, Inc.
   (a)*                                                    56,560          3,990
Forest Laboratories, Inc. *                               145,046          5,857
Genentech, Inc. *                                         472,019         37,625
Genzyme Corp. *                                           119,131          7,286
Gilead Sciences, Inc. *                                   211,256         12,147
ImClone Systems, Inc. *                                    23,380            844
Invitrogen Corp. (a)*                                      24,302          1,604
Johnson & Johnson                                       1,371,817         80,402
King Pharmaceuticals, Inc. *                              119,766          2,083
Kos Pharmaceuticals, Inc. (a)*                             53,752          2,602
MedImmune, Inc. *                                          89,756          2,825
Merck & Co., Inc.                                       1,038,585         35,748
Millennium Pharmaceuticals, Inc. *                        141,504          1,285
Millipore Corp. *                                          22,874          1,688
Mylan Laboratories, Inc. (a)                              100,600          2,197
Neurocrine Biosciences, Inc. *                              4,383            251
PDL BioPharma, Inc. *                                      23,895            688
PerkinElmer, Inc.                                          63,500          1,361
Pfizer, Inc.                                            3,461,210         87,672
Pharmaceutical Product
   Development, Inc. (PPD)                                 47,746          1,713
Schering-Plough Corp. (b)                                 680,516         13,148
Sepracor, Inc. (a)*                                        43,869          1,958
Techne Corp. (a)*                                          48,376          2,741
Thermo Electron Corp. *                                    50,778          1,957
Vertex Pharmaceuticals, Inc. (a)*                          21,412            779
Waters Corp. *                                             51,000          2,311
Watson Pharmaceuticals, Inc. *                             54,400          1,547
Wyeth                                                     598,983         29,152
                                                                     -----------
                                                                         491,878
REAL ESTATE 2.0%
--------------------------------------------------------------------------------
AMB Property Corp.                                         39,425          1,971
Apartment Investment &
   Management Co., Class A                                 43,665          1,951
Archstone-Smith Trust                                      97,600          4,771
Arden Realty, Inc.                                         30,770          1,395
AvalonBay Communities, Inc.                                33,551          3,613
Boston Properties, Inc.                                    51,905          4,582
Brandywine Realty Trust                                    40,050          1,134
BRE Properties, Class A                                    23,424          1,262
Camden Property Trust                                      23,864          1,640
CapitalSource, Inc. (a)                                    69,479          1,633
CarrAmerica Realty Corp.                                   26,558          1,189
CB Richard Ellis Group, Inc.,
   Class A (a)*                                            33,779          2,969
CBL & Associates Properties, Inc.                          29,241          1,169
Colonial Properties Trust                                  20,534          1,011
Crescent Real Estate Equity Co.
   (a)                                                     45,568            911
Developers Diversified Realty
   Corp.                                                   48,900          2,602
Duke Realty Corp.                                          65,937          2,334
Equity Office Properties Trust                            187,588          6,059
Equity Residential                                        132,472          5,944
Essex Property Trust, Inc.                                 10,517          1,147
Federal Realty Investment Trust                            24,196          1,651
Forest City Enterprises, Inc.,
   Class A (a)                                             39,988          1,805
General Growth Properties, Inc.                           109,593          5,145
Global Signal, Inc. (a)                                    31,390          1,560
Health Care Property Investors,
   Inc.                                                    62,680          1,719
Health Care REIT, Inc.                                     26,421            919
Hospitality Properties Trust                               33,081          1,426
Host Hotels & Resorts, Inc.                               224,534          4,720
HRPT Properties Trust                                      88,774            975
iStar Financial, Inc.                                      51,293          1,962
Jones Lang LaSalle, Inc.                                   29,635          2,512
Kimco Realty Corp.                                        104,709          3,888
Liberty Property Trust                                     40,104          1,793
Mack-Cali Realty Corp. (a)                                 28,347          1,282
New Century Financial Corp. (a)                            23,820          1,220
New Plan Excel Realty Trust                                47,173          1,163
Pan Pacific Retail Properties, Inc.                        18,743          1,249


                                                          See financial notes. 9

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Plum Creek Timber Co., Inc.                                84,798          3,078
ProLogis                                                  111,861          5,618
Public Storage, Inc.                                       59,772          4,595
Rayonier, Inc.                                             34,923          1,437
Reckson Associates Realty Corp.                            37,150          1,511
Regency Centers Corp.                                      28,082          1,772
Shurgard Storage Centers, Inc.,
   Class A                                                 21,204          1,335
Simon Property Group, Inc.                                101,978          8,350
SL Green Realty Corp.                                      18,743          1,856
The Macerich Co.                                           31,678          2,319
The Mills Corp. (a)                                        24,745            790
The St. Joe Co. (a)                                        31,200          1,752
Thornburg Mortgage, Inc. (a)                               46,418          1,342
Trizec Properties, Inc.                                    71,075          1,778
United Dominion Realty Trust, Inc.                         63,289          1,721
Ventas, Inc. (a)                                           47,419          1,549
Vornado Realty Trust                                       64,751          6,193
Weingarten Realty Investment                               41,202          1,624
                                                                     -----------
                                                                         132,896
RETAILING 3.9%
--------------------------------------------------------------------------------
Abercrombie & Fitch Co., Class A                           34,819          2,115
Advance Auto Parts, Inc.                                   50,502          2,031
Amazon.com, Inc. *                                        186,241          6,558
American Eagle Outfitters, Inc.                            71,690          2,323
AnnTaylor Stores Corp. *                                   61,637          2,301
AutoNation, Inc. *                                        107,066          2,411
AutoZone, Inc. *                                           33,533          3,139
Barnes & Noble, Inc.                                       35,099          1,582
Bed, Bath & Beyond, Inc. *                                133,920          5,136
Best Buy Co., Inc.                                        210,276         11,914
CarMax, Inc. (a)*                                          33,400          1,179
Chico's FAS, Inc. *                                        74,394          2,757
Circuit City Stores, Inc.                                  94,237          2,709
Claire's Stores, Inc.                                      46,519          1,638
Dillards, Inc., Class A (a)                                38,764          1,011
Dollar General Corp.                                      138,005          2,410
Dollar Tree Stores, Inc. (a)*                              64,308          1,676
eBay, Inc. *                                              652,684         22,459
Expedia, Inc. (a)*                                        148,709          2,773
Family Dollar Stores, Inc.                                 53,600          1,340
Federated Department Stores,
   Inc.                                                   110,488          8,601
Foot Locker, Inc.                                          72,209          1,674
GameStop Corp., Class A *                                  13,500            637
Genuine Parts Co. (a)                                      85,430          3,729
Home Depot, Inc.                                          968,695         38,680
IAC/InterActiveCorp. *                                    173,960          5,022
J.C. Penney Co., Inc.                                     115,522          7,562
Kohl's Corp. *                                            154,065          8,603
Limited Brands, Inc.                                      176,623          4,529
Lowe's Cos., Inc.                                         357,273         22,526
Michael's Stores, Inc.                                     58,500          2,213
Nordstrom, Inc.                                           135,500          5,194
O'Reilly Automotive, Inc. (a)*                             24,566            832
Office Depot, Inc. *                                      154,030          6,251
PETsMART, Inc.                                             66,295          1,834
RadioShack Corp.                                           45,340            771
Ross Stores, Inc.                                          68,156          2,088
Saks, Inc. (a)*                                            51,579          1,039
Sears Holdings Corp. (a)*                                  66,894          9,612
Staples, Inc.                                             302,562          7,991
Target Corp.                                              408,542         21,694
The Gap, Inc.                                             404,475          7,317
The Sherwin-Williams Co.                                   62,790          3,199
The TJX Cos., Inc. (a)                                    221,765          5,351
Tiffany & Co.                                              63,173          2,204
Tractor Supply Co. *                                        4,484            290
Urban Outfitters, Inc. *                                   64,896          1,506
Williams-Sonoma, Inc.                                      33,150          1,388
                                                                     -----------
                                                                         261,799
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT 3.0%
--------------------------------------------------------------------------------
Advanced Micro Devices, Inc. *                            196,331          6,351
Agere Systems, Inc. (a)*                                  113,332          1,782
Altera Corp. (a)*                                         167,219          3,652
Analog Devices, Inc.                                      185,074          7,018
Applied Materials, Inc.                                   789,089         14,164
Atmel Corp. (a)*                                          467,417          2,449
Broadcom Corp., Class A *                                 176,480          7,255
Cypress Semiconductor Corp. *                              13,168            226
Fairchild Semiconductor
   International, Inc. (a)*                                59,000          1,220
Freescale Semiconductor, Inc.,
   Class B *                                              195,106          6,179
Integrated Device Technology,
   Inc. *                                                 160,832          2,448
Intel Corp.                                             2,761,028         55,165
International Rectifier Corp. *                            23,542          1,064
Intersil Corp., Class A (a)                                84,467          2,501
KLA-Tencor Corp.                                           97,238          4,683
Lam Research Corp. *                                       66,500          3,251
Linear Technology Corp.                                   141,666          5,029
LSI Logic Corp. (a)*                                      192,745          2,053
Marvell Technology Group Ltd. *                           130,731          7,463


10 See financial notes.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Maxim Integrated Products, Inc.                           150,421          5,304
MEMC Electronic Materials, Inc. *                          96,877          3,933
Microchip Technology, Inc.                                 96,966          3,613
Micron Technology, Inc. *                                 301,400          5,115
National Semiconductor Corp.                              179,658          5,386
Novellus Systems, Inc. *                                   71,495          1,766
Nvidia Corp. *                                            164,800          4,815
Rambus, Inc. *                                             20,164            783
Silicon Laboratories, Inc. *                               45,436          2,118
Teradyne, Inc. *                                           89,557          1,510
Texas Instruments, Inc. (b)                               811,084         28,153
Xilinx, Inc.                                              162,205          4,488
                                                                     -----------
                                                                         200,937
SOFTWARE & SERVICES 5.9%
--------------------------------------------------------------------------------
Accenture Ltd., Class A                                   396,693         11,532
Activision, Inc. *                                        102,269          1,451
Acxiom Corp. (a)                                           43,076          1,117
Adobe Systems, Inc. *                                     284,780         11,163
Affiliated Computer Services, Inc.,
   Class A *                                               57,967          3,232
Akamai Technologies, Inc. (a)*                             39,209          1,321
Alliance Data Systems Corp. (a)*                           31,271          1,720
Autodesk, Inc. *                                          112,972          4,749
Automatic Data Processing, Inc.                           264,351         11,653
BEA Systems, Inc. *                                       205,406          2,722
BMC Software, Inc. *                                      111,712          2,406
CA, Inc.                                                  291,381          7,390
Cadence Design Systems, Inc. *                            136,887          2,591
Ceridian Corp. *                                           73,700          1,786
CheckFree Corp. *                                          44,880          2,418
Citrix Systems, Inc. *                                     84,000          3,353
Cognizant Technology Solutions
   Corp., Class A *                                        62,683          3,987
Computer Sciences Corp. *                                  92,731          5,429
Compuware Corp. *                                         178,164          1,368
Convergys Corp. (a)*                                       53,909          1,050
DST Systems, Inc. (a)*                                     22,480          1,383
Electronic Arts, Inc. *                                   138,281          7,854
Electronic Data Systems Corp.                             251,895          6,821
Fair Isaac Corp. (a)                                       31,051          1,152
Fidelity National Information
   Services, Inc.                                          87,865          3,339
First Data Corp.                                          352,490         16,810
Fiserv, Inc. *                                             96,589          4,354
Global Payments, Inc.                                      44,138          2,094
Google, Inc., Class A *                                   136,348         56,985
Hewitt Associates, Inc.,
   Class A (a)*                                            51,138          1,483
Intuit, Inc. *                                             90,922          4,925
Iron Mountain, Inc. *                                      48,925          1,913
McAfee, Inc. *                                             78,229          2,041
Microsoft Corp. (b)                                     4,886,447        118,008
MoneyGram International, Inc.                              58,861          1,995
NAVTEQ Corp. (a)*                                          34,692          1,440
Novell, Inc. *                                            186,424          1,532
Oracle Corp. *                                          2,388,510         34,848
Paychex, Inc.                                             174,478          7,047
Red Hat, Inc. (a)*                                         91,683          2,695
Sabre Holdings Corp., Class A                              67,900          1,568
Salesforce.com, Inc. (a)*                                  25,321            888
Symantec Corp. *                                          583,574          9,559
Synopsys, Inc. *                                           77,100          1,683
The Reynolds & Reynolds Co.,
   Class A                                                 36,269          1,079
Total System Services, Inc. (a)                            73,915          1,481
Unisys Corp. *                                            156,321            976
VeriSign, Inc. *                                           99,505          2,340
Yahoo! Inc. *                                             646,729         21,200
                                                                     -----------
                                                                         401,931
TECHNOLOGY HARDWARE & EQUIPMENT 6.4%
--------------------------------------------------------------------------------
ADC Telecommunications,
   Inc. (a)*                                               43,267            969
ADTRAN, Inc. (a)                                           84,532          2,125
Agilent Technologies, Inc. *                              211,131          8,112
Amphenol Corp., Class A                                    40,410          2,336
Andrew Corp. *                                             79,100            837
Apple Computer, Inc. (b)*                                 392,373         27,619
Arrow Electronics, Inc. *                                  57,100          2,067
Avaya, Inc. (a)*                                          260,398          3,125
Avnet, Inc. *                                              66,746          1,745
AVX Corp. (a)                                             105,132          1,871
CDW Corp.                                                  31,200          1,857
CIENA Corp. (a)*                                          334,875          1,370
Cisco Systems, Inc. *                                   3,078,089         64,486
Comverse Technology, Inc. *                                92,867          2,103
Corning, Inc. *                                           703,063         19,426
Dell, Inc. *                                            1,116,476         29,252
Diebold, Inc. (a)                                          25,318          1,077
EMC Corp. *                                             1,102,924         14,900
F5 Networks, Inc. *                                         4,559            267
Harris Corp.                                               66,646          3,104
Hewlett-Packard Co.                                     1,345,218         43,679


                                                         See financial notes. 11

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Ingram Micro, Inc., Class A *                              34,851            641
International Business Machines
   Corp.                                                  746,116         61,435
Jabil Circuit, Inc.                                       100,200          3,907
JDS Uniphase Corp. (a)*                                   682,545          2,382
Juniper Networks, Inc. *                                  206,894          3,823
Lexmark International, Inc.,
   Class A *                                               62,559          3,047
Lucent Technologies, Inc. (a)*                          2,051,582          5,724
Maxtor Corp. (a)*                                         113,387          1,098
Molex, Inc. (a)                                            94,721          3,516
Motorola, Inc.                                          1,161,188         24,791
National Instruments Corp.                                 38,765          1,228
NCR Corp. *                                                94,344          3,717
Network Appliance, Inc. *                                 158,900          5,890
QLogic Corp. *                                             94,000          1,956
Qualcomm, Inc.                                            775,828         39,831
SanDisk Corp. *                                            69,258          4,421
Sanmina -- SCI Corp. *                                    240,427          1,248
Seagate Technology (a)*                                   221,285          5,877
Solectron Corp. *                                         479,705          1,919
Sun Microsystems, Inc. (b)*                             1,385,289          6,926
SunPower Corp., Class A (a)*                               27,592          1,060
Symbol Technologies, Inc.                                  58,690            625
Tech Data Corp. *                                          29,052          1,067
Tektronix, Inc. (a)                                        46,217          1,632
Tellabs, Inc. *                                           231,575          3,670
Vishay Intertechnology, Inc. (a)*                         107,250          1,675
Western Digital Corp. (a)*                                 99,512          2,094
Xerox Corp. *                                             439,930          6,177
Zebra Technologies Corp.,
   Class A *                                               20,225            803
                                                                     -----------
                                                                         434,507
TELECOMMUNICATION SERVICES 3.0%
--------------------------------------------------------------------------------
Alltel Corp.                                              151,084          9,725
American Tower Corp., Class A *                           189,989          6,486
AT&T Corp. (b)                                          1,811,648         47,483
BellSouth Corp.                                           845,066         28,546
CenturyTel, Inc.                                           67,187          2,533
Citizens Communications Co.                               154,758          2,055
Crown Castle International Corp. *                        112,860          3,798
Leap Wireless International, Inc. *                        27,680          1,272
Level 3 Communications, Inc. *                            365,340          1,973
Nextel Partners, Inc., Class A *                          124,347          3,524
NII Holdings, Inc. *                                       54,341          3,255
PanAmSat Holding Corp.                                     56,559          1,406
Qwest Communications
   International, Inc. (a)*                               870,635          5,842
Sprint Corp. (FON Group) (b)                            1,367,507         33,914
Telephone & Data Systems, Inc.                             53,101          2,082
U.S. Cellular Corp. (a)*                                   39,840          2,486
Verizon Communications, Inc.                            1,351,137         44,628
                                                                     -----------
                                                                         201,008
TRANSPORTATION 1.9%
--------------------------------------------------------------------------------
Alexander & Baldwin, Inc. (a)                              15,426            769
AMR Corp. (a)*                                            122,251          3,012
Burlington Northern Santa Fe
   Corp.                                                  172,281         13,701
C.H. Robinson Worldwide, Inc.                              85,048          3,772
Con-way, Inc.                                              16,208            903
CSX Corp.                                                 106,271          7,278
Expeditors International
   Washington, Inc.                                        42,049          3,600
FedEx Corp.                                               145,228         16,720
J.B. Hunt Transport Services, Inc.
   (a)                                                     73,091          1,742
Laidlaw International, Inc.                                51,982          1,286
Landstar Systems, Inc.                                     30,330          1,289
Norfolk Southern Corp.                                    196,106         10,590
Ryder Systems, Inc.                                         8,764            457
Southwest Airlines Co.                                    360,288          5,844
UAL Corp. *                                                57,667          2,077
Union Pacific Corp.                                       121,691         11,099
United Parcel Service, Inc.,
   Class B                                                510,825         41,413
US Airways Group, Inc. *                                    7,948            344
UTI Worldwide, Inc. (a)                                    43,080          1,344
YRC Worldwide, Inc. (a)*                                   24,091          1,012
                                                                     -----------
                                                                         128,252
UTILITIES 3.0%
--------------------------------------------------------------------------------
AGL Resources, Inc.                                        30,800          1,090
Allegheny Energy, Inc. *                                   80,053          2,852
Alliant Energy Corp. (a)                                   56,200          1,796
Ameren Corp. (a)                                           71,685          3,611
American Electric Power Co., Inc.                         176,431          5,903
Aqua America, Inc. (a)                                     43,134          1,031
Atmos Energy Corp. (a)                                     24,818            659
Calpine Corp. *                                            81,354             17
CenterPoint Energy, Inc. (a)                              114,911          1,381
CMS Energy Corp. *                                        100,933          1,344
Consolidated Edison, Inc.                                 104,406          4,502
Constellation Energy Group, Inc.                           82,341          4,522


12 See financial notes.

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
Dominion Resources, Inc.                                  152,529         11,420
DPL, Inc.                                                  58,361          1,586
DTE Energy Co.                                             77,597          3,164
Duke Energy Corp.                                         556,943         16,218
Edison International                                      161,354          6,520
Energen Corp.                                              11,496            406
Energy East Corp.                                          36,053            871
Entergy Corp.                                              91,022          6,366
Equitable Resources, Inc. (a)                              48,200          1,712
Exelon Corp.                                              309,356         16,705
FirstEnergy Corp.                                         163,570          8,295
FPL Group, Inc.                                           181,608          7,192
Hawaiian Electric Industries,
   Inc. (a)                                                18,448            496
KeySpan Corp.                                              80,439          3,248
MDU Resources Group, Inc. (a)                              29,745          1,093
Mirant Corp. *                                            138,402          3,399
National Fuel Gas Co. (a)                                  27,047            899
NiSource, Inc.                                            113,480          2,396
Northeast Utilities, Inc.                                  45,314            913
NRG Energy, Inc. *                                         53,565          2,549
NSTAR (a)                                                  21,712            600
OGE Energy Corp.                                           29,180            880
Oneok, Inc.                                                32,162          1,062
Pepco Holdings, Inc.                                       91,374          2,109
PG&E Corp.                                                170,737          6,802
Pinnacle West Capital Corp. (a)                            36,487          1,463
PPL Corp.                                                 186,998          5,430
Progress Energy, Inc. (a)                                 113,585          4,861
Public Service Enterprise Group,
   Inc.                                                   109,961          6,895
Puget Energy, Inc.                                         48,919          1,016
Questar Corp. (a)                                          36,160          2,895
Reliant Energy, Inc. (a)*                                 111,797          1,269
SCANA Corp.                                                32,431          1,269
Seagate Escrow Technology (d)*                            126,560             --
Sempra Energy                                             108,478          4,992
Southern Union Co.                                         40,862          1,059
TECO Energy, Inc.                                          92,117          1,472
The AES Corp. (b)*                                        320,202          5,434
The Southern Co. (a)                                      316,118         10,189
TXU Corp.                                                 232,564         11,542
UGI Corp.                                                  50,848          1,139
Wisconsin Energy Corp. (a)                                 43,168          1,686
WPS Resources Corp. (a)                                    14,155            708
Xcel Energy, Inc.                                         137,409          2,589
                                                                     -----------
                                                                         201,517
FOREIGN COMMON STOCK 0.1% of net assets

CAYMAN ISLANDS 0.1%
--------------------------------------------------------------------------------

ENERGY 0.1%
--------------------------------------------------------------------------------
GlobalSantaFe Corp.                                        96,995          5,937
--------------------------------------------------------------------------------

SECURITY                                              FACE AMOUNT       VALUE
            RATE, MATURITY DATE                       ($ X 1,000)    ($ X 1,000)
OTHER INVESTMENTS 0.0% of net assets

State Street Navigator Security
   Lending Prime Portfolio
   1.00%, 12/31/30                                          3,539          3,539

U.S. TREASURY OBLIGATION 0.0% of net assets

U.S. Treasury Bills
   4.65%, 06/15/06                                          1,200          1,193

END OF INVESTMENTS.

                                                        NUMBER OF       VALUE
SECURITY                                                 SHARES      ($ X 1,000)
COLLATERAL INVESTED FOR SECURITIES ON LOAN 5.7% of net assets

State Street Navigator Security
   Lending Prime Portfolio                                383,468        383,468

END OF COLLATERAL INVESTED FOR SECURITIES ON LOAN.


                                                         See financial notes. 13

SCHWAB 1000 INDEX FUND

PORTFOLIO HOLDINGS continued

At 04/30/06 the tax basis cost of the fund's investments was $3,371,206, and the unrealized appreciation and depreciation were $3,543,933 and ($151,828), respectively, with a net unrealized appreciation of $3,392,105.

In addition to the above, the fund held the following at 04/30/2006. All numbers are x1,000 except number of futures contracts.

                                             NUMBER OF    CONTRACT    UNREALIZED
                                             CONTRACTS      VALUE        GAINS
FUTURES CONTRACT

S&P 500 Index, e-mini,
Long, expires 06/16/06                              30       1,974            31

  * Non-income producing security
(a) All or a portion of this security is on loan
(b) All or a portion of this security is held as collateral for open futures contracts
(c) Issuer is affiliated with the fund's adviser
(d) Fair-valued by Management.


14 See financial notes.

ITEM 7: DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8: PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9: PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10:  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11: CONTROLS AND PROCEDURES.

(a) Based on their evaluation of Registrant's disclosure controls and procedures, as of a date within 90 days of the filing date, Registrant's Chief Executive Officer, Evelyn Dilsaver and Registrant's Principal Financial Officer, George Pereira, have concluded that Registrant's disclosure controls and procedures are: (i) reasonably designed to ensure that information required to be disclosed in this report is appropriately communicated to Registrant's officers to allow timely decisions regarding disclosures required in this report; (ii) reasonably designed to ensure that information required to be disclosed in this report is recorded, processed, summarized and reported in a timely manner; and (iii) are effective in achieving the goals described in (i) and (ii) above.

(b) During the second fiscal quarter of the period covered by this report, there have been no changes in Registrant's internal control over financial reporting that the above officers believe to have materially affected, or to be reasonably likely to materially affect, Registrant's internal control over financial reporting.

ITEM 12: EXHIBITS.

(a)(1) Code of ethics - not applicable to this semi-annual report.

   (2) Separate certifications for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(a) under the 1940 Act, are attached.

   (3) Not applicable.

(b) A certification for Registrant's principal executive officer and principal financial officer, as required by Rule 30a-2(b) under the 1940 Act, is attached. This certification is being furnished to the Securities and Exchange Commission solely pursuant to 18 U.S.C. section 1350 and is not being filed as part of the Form N-CSR with the Commission.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Schwab Investments
              -------------------

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: June 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ Evelyn Dilsaver
      -------------------
      Evelyn Dilsaver
      Chief Executive Officer

Date: June 28, 2006
      -------------

By:   /s/ George Pereira
      ------------------
      George Pereira
      Principal Financial Officer

Date: June 28, 2006
      -------------